Registration No. 333-148459

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 72	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under ContributorPlus individual flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

ContributorPlus Contract—File No. 333-148459

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information
(a) Accumulation unit values	Condensed Financial Information, Appendix A
(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio companies	The Portfolios
(d) Portfolios prospectuses	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable

6. Deductions and Expenses
(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(b) Sales load	Early Withdrawal Charge
(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers
(d) Commissions	Distribution and Compensation Arrangements
(e) Portfolio company expenses	Expense Tables
(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts
(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares
(b) (i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(iii) Exchanges	Not Applicable
(c) Changes in contracts or operations	The Contract; The Separate Account
(d) Inquiries	How Do I Contact the Company?
(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values
(a) Purchases	Purchase Payments
(b) Impact of portfolio company investment performance	Purchase Payments

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Form N-4 Part A Item No.	Heading in Prospectus
(c) Daily calculation	Purchase Payments ; Definitions
(d) Underwriter	Distribution and Compensation Arrangements

11. Redemptions
(a) Redemptions	Withdrawals and Surrenders
(b) Texas Optional Retirement Program	Not applicable
(c) Check delay	Withdrawals and Surrenders
(d) Involuntary redemption	Transfers; Our Right to Terminate
(e) Free look	Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independent auditors	(SAI) Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered
(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above
(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above
(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data
(a) Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount
(b) Other subaccounts	(SAI) Performance Information; Appendices A and B to SAI

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

Contributor Plus®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2014

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.

The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers both variable and fixed investment options. The Contract also offers a Purchase Payment bonus. The Contract’s fees and charges may be higher than those of a contract without a purchase payment bonus and the amount of the Purchase Payment bonus under the Contact may be more than offset by the Contract’s higher fees and charges. In addition, the early withdrawal charges under the Contract may be assessed for a longer period than those under a contract without a purchase payment bonus. More information about the Purchase Payment bonus is included in the Purchase Payment Bonus section of this prospectus.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contract currently offers 42 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios	Invesco Variable Insurance Funds+
-Capital Appreciation Fund-Class I	-American Value Fund -Series I
-Large Company Value Fund-Class II	-Comstock Fund-Series I
-Mid Cap Value Fund-Class II	-Global Real Estate Fund-Series II Shares
-International Growth Fund-Series II Shares
Davis Variable Account Fund, Inc.	-Mid Cap Core Equity Fund-Series II Shares
-Value Portfolio	-Mid Cap Growth Fund -Series II Shares
-Small Cap Equity Fund-Series I Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Janus Aspen Series
Dreyfus Stock Index Fund, Inc.-Service Shares	-Balanced Portfolio-Service Shares
-Enterprise Portfolio-Service Shares
Dreyfus Variable Investment Fund	-Janus Portfolio-Service Shares
-Money Market Portfolio	-Overseas Portfolio-Service Shares

DWS Variable Series II	Morgan Stanley-The Universal Institutional Funds, Inc.
-Global Growth VIP-Class A	-Mid Cap Growth Portfolio-Class I
-Small Mid Cap Value VIP-Class B
Neuberger Berman Advisers Management Trust
Franklin Templeton Variable Insurance Products Trust	-Guardian Portfolio-Class S
-Franklin Mutual Global Discovery VIP Fund-Class 2
-Franklin Mutual Shares VIP Fund-Class 2	Oppenheimer Variable Account Funds
-Franklin Small Cap Value VIP Fund-Class 2	-Capital Appreciation Fund/VA-Service Shares
-Franklin U.S. Government Securities VIP Fund-Class 2	-Global Fund/VA-Service Shares
-Templeton Foreign VIP Fund-Class 2	-Main Street Fund®/VA-Service Shares
-Templeton Global Bond VIP Fund-Class 2	-Main Street Small Cap Fund®/VA-Service Shares

ALPS Variable Investment Trust	PIMCO Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-High Yield Portfolio-Administrative Class
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Real Return Portfolio-Administrative Class
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Total Return Portfolio-Administrative Class
-Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II

Wilshire Variable Insurance Trust
-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

•	Effective April 25, 2014, the American Century VP VistaSM Fund (the “Target Fund”) was acquired by the American Century VP Capital Appreciation Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

•	Effective May 1, 2014, the Franklin Small Cap Value Securities Fund changed its name to Franklin Small Cap Value VIP Fund.

•	Effective May 1, 2014, the Franklin U.S. Government Fund changed its name to U.S. Government Securities VIP Fund.

•	Effective May 1, 2014, the Mutual Global Discovery Securities Fund changed its name to Franklin Mutual Global Discovery VIP Fund.

•	Effective May 1, 2014, the Mutual Shares Securities Fund changed its name to Franklin Mutual Shares VIP Fund.

•	Effective May 1, 2014, the Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund.

•	Effective May 1, 2014, the Templeton Global Bond Securities Fund changed its name to Templeton Global Bond VIP Fund.

+The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this prospectus.

Cutoff Date
AllianceBernstein Variable Product Series: International Value Portfolio-Class B	April 30, 2010
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Dreyfus Investment Portfolios: MidCap Stock Portfolio-Service Shares	April 30, 2010
Morgan Stanley Universal Institutional Funds, Inc.: Core Plus Fixed Income Portfolio-Class I	April 30, 2010
Oppenheimer Variable Account Funds: Capital Income Fund/VA-Service Shares	April 30, 2009

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

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This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2014, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The SEC file number for the Contract is 333-148459.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

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Contract Availability

The Contract is not available in all states. To find out if it is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Right to Cancel

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract is included on pages 8-10 of this prospectus.

For use with contract form number P1814807NW.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuitant. The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee. More information about the Annuitant is included in the Contract section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid under the Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•	The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. A contract described in this prospectus. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract. The words “you” and “your” in this prospectus also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

•	A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	9.00%	9.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment and any related bonus separately. The charge on each Purchase Payment and any related bonus decreases to zero after 8 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Additional information about the recapture of bonus amounts is set out in the following sections of this prospectus: Death Benefit and Your Right to Cancel.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Contract	Contract with Enhanced Death Benefit Rider	Contract with Enhanced Death Benefit Rider Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.40%	1.65%	1.60%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.55%	1.80%	1.75%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. If you want to add the Enhanced Death Benefit Rider to your Contract, you must request it when you purchase your Contract. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.54%	1.45%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc. The maximum expenses are the expenses of the DWS Global Growth VIP.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2013. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The Purchase Payment Bonus Rate is 4%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.80% are incurred.

•	The maximum Portfolio expenses (1.45%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,263	$1,859	$2,555	$4,812
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$363	$1,159	$2,055	$4,812

Example 2: Contract with No Riders and Minimum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The Purchase Payment Bonus Rate is 4%.

•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.55% are incurred.

•	The minimum Portfolio expenses (0.54%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,146	$1,492	$1,917	$3,396
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$246	$792	$1,417	$3,396

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each of the last six fiscal years through December 31, 2013, or from the end of the year of inception of a Subaccount, if later, to December 31, 2013; and (2) number of accumulation units outstanding as of the end of the period or year.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit

If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Purchase Payment Bonus	We will credit a bonus to each Purchase Payment that we receive during the life of the Contract.

Tax Deferral

Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

•	If you withdraw money from your Contract or surrender your Contract before age 59 1⁄2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The minimum initial Purchase Payment is $20,000. Other information about purchasing a Contract is set out in the Purchase Payments section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

What Fees and Charges Apply to the Contract?

We will charge the fees and charges listed below.

• An annual Contract maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December  31, 2013 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?

An early withdrawal charge may apply if you make withdrawals from your Contract, surrender your Contract or annuitize your Contract. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1⁄2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account currently is divided into 42 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the Portfolio’s investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Capital Appreciation Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap growth
Large Company Value Fund	Class II	American Century Investment Management	US equity large cap value: large value
Mid Cap Value Fund	Class II	American Century Investment Management	US equity mid cap: mid-cap value
Davis Variable Account Fund, Inc.
Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend
Dreyfus
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market-taxable

DWS Variable Series II
Global Growth VIP	Class A	Deutsche Investment Management Americas	Global equity: world stock
Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Dreman Value Management	US equity mid cap: mid-cap value
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers	Global equity: world stock
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers	US equity large cap value: large value
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services	US equity small cap: small value
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers	US fixed income: intermediate government
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	Global equity large cap: foreign large value
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers	Global fixed income: world bond
ALPS Variable Investors Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: aggressive allocation
Ibbotson Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation
Invesco Variable Insurance Funds
American Value Fund	Series I	Invesco Advisers	US equity mid cap: mid-cap value
Comstock Fund	Series I	Invesco Advisers	US equity large cap value: large value
Global Real Estate Fund	Series II	Invesco Advisers	Real estate sector equity: global real estate
International Growth Fund	Series II	Invesco Advisers	Global equity large cap: foreign large growth
Mid Cap Core Equity Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap blend
Mid Cap Growth Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap growth
Small Cap Equity Fund	Series I	Invesco Advisers	US equity small cap: small blend
Janus Aspen Series
Balanced Portfolio	Service	Janus Capital Management	Moderate allocation: moderate allocation
Enterprise Portfolio	Service	Janus Capital Management	US equity mid cap: mid-cap growth
Janus Portfolio	Service	Janus Capital Management	US equity large cap growth: large growth
Overseas Portfolio	Service	Janus Capital Management	Global equity large cap: foreign large blend
Morgan Stanley—The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth
Neuberger Berman Advisers Management Trust
Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	US equity large cap growth: large growth
Oppenheimer Variable Account Funds
Capital Appreciation Fund/VA	Service	OppenheimerFunds	US equity large cap growth: large growth
Global Fund/VA	Service	OppenheimerFunds	Global equity: world stock
Main Street Fund®/VA	Service	OppenheimerFunds	US equity large cap blend: large blend
Main Street Small Cap Fund®/VA	Service	OppenheimerFunds	US equity small cap: small blend
PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	High yield fixed income: high yield bond

Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond
Wilshire Variable Insurance Trust
2015 ETF Fund	N/A	Wilshire Associates	Target date 2000-2020: target date 2011-2015
2025 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2021-2025
2035 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2031-2035

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

You may purchase a Contract only through a registered securities representative.

The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.

•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.

To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.

We will allocate each Purchase Payment and any related bonus to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If your application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•

If your application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the

Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) and any related bonus(es) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Purchase Payment Bonus. We will credit a bonus to each Purchase Payment that we receive during the life of the Contract. The amount of the bonus is equal to the Purchase Payment Bonus Rate multiplied by the amount of the Purchase Payment. The Purchase Payment Bonus Rate is based on your Bonus Base Amount as shown in the table below.

Bonus Base Amount	Bonus Percentage
Less than $250,000	4.0%
$250,000 or more	5.0%

Your Bonus Base Amount at any point in time is equal to: (1) the total of all Purchase Payments that we have received since the Contract effective date, before deduction of premium tax or other taxes; less (2) all withdrawals since the Contract effective date. Your Bonus Base Amount does not include any bonuses paid on Purchase Payments.

To offset the costs that we incur in connection with the Purchase Payment bonus,

•	the maximum early withdrawal charge for the Contract is slightly higher than the corresponding charge for similar products that we offer without this bonus;

•	the period during which the charge applies is also slightly longer than the early withdrawal charge period for those products; and

•	the mortality and expense risk charge is higher than the corresponding charge for those products.

As a result, the Purchase Payment bonus may not benefit you in certain circumstances and similar products that we offer without this bonus may provide greater value to you. Whether the Purchase Payment bonus is worth more to you than the associated charges depends on a variety of factors, including the amount of the bonus credit and associated charges, the length of time that you hold your Contract, and the return on the investment options that you select. Although the Contracts offer a Purchase Payment bonus, we anticipate that we will make a profit from the sale of the Contracts because we expect the fees and charges that we collect under the Contracts to exceed the actual expenses, including bonus payments, that we incur in connection with the Contracts.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Additional information about the recapture of bonus amounts is set out in the following sections of this prospectus: Death Benefit and Your Right to Cancel.

Bonus Examples. An example of how a bonus is calculated is set out in Appendix D. An example of how the early withdrawal charge applies to a Purchase Payment and a related bonus is also set out in Appendix D.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

We reserve the right to require that Purchase Payment(s) and any related bonus(es) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) less any bonus amounts credited to the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge, less any bonus amounts credited to the Purchase Payment(s).

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Contract

We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Contract Maintenance Fee	The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When and How Deducted

•     Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•     After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•     We also deduct the full annual fee at the time of a surrender.

Waivers

•     Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

•     After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•     After the Commencement Date where required to satisfy state law.

•     In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Contract Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 9% of each Purchase Payment and any related bonus, depending on the number of years that have elapsed between the date we receive the Purchase Payment and the date we receive the withdrawal, surrender or annuitization request. The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

Number of Full Years Elapsed	Early Withdrawal Charge
Less than 1 year	9.00%
1 year	8.00%
2 years	7.00%
3 years	6.00%
4 years	5.00%
5 years	4.00%
6 years	3.00%
7 years	2.00%
8 years or more	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization. For purposes of calculating the early withdrawal charge, we process withdrawals against Purchase Payments in the order in which we received them.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•     Free withdrawal privilege.

•     If your Contract is issued with a tax sheltered annuity endorsement, you are age 55 or older, you have severed your employment, and your Contract has been in force for at least 7 years.

•     If your Contract is issued with a tax sheltered annuity endorsement and your Contract has been in force for 10 years or more.

•     If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•     Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•     In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your Contract when your Account Value is $100,000. Part of your Account Value ($20,000) comes from Purchase Payments held for one year, part of your Account Value ($30,000) comes from Purchase Payments held for two years, and the remainder of your Account Value ($50,000) comes from Purchase Payments held for three years. No waiver applies. We take an early withdrawal charge of $3,900 and you receive $96,100.

Charge on Purchase Payments held for 2 year	$1,400	($20,000 x 0.07)
Charge on Purchase Payments held for 4 years	$1,500	($30,000 x 0.05)
Charge on Purchase Payments held for 7 years	$1,000	($50,000 x 0.02)

Total early withdrawal charge	$3,900

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 7%, you request $100, and no waiver applies, you receive $100, the charge is $7.53, and the total withdrawal from your account is $107.53.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses related to Loans. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. We also reserve the right to charge a loan processing fee for each loan. The loan processing fee offsets expenses that we incur in setting up and administering the loan. The maximum loan processing fee that we would charge is $50 for each loan. For more information about loans, see the Contract Loans section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Administration Charge	The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

•    We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•    We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Standard Contract

Daily charge equal to 0.003863% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.40%.

Contract with optional Enhanced Death Benefit Rider

Daily charge equal to 0.0045582%of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.65%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009

Daily charge equal to 0.004419% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.60%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers under the Free Withdrawal Privilege. The free withdrawal privilege lets you withdraw some money from your Contract without deduction of an early withdrawal charge. The total amount that you can withdraw, surrender or annuitize during the same Contract Year without a charge under this privilege is 10% of the Purchase Payments and any related bonuses that would otherwise be subject to the early withdrawal charge. You may not carry over any unused part of your free withdrawal privilege from one Contract Year to the next.

Waivers for Contracts with a Tax Sheltered Annuity Endorsement. We will waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract: (1) you are at least 55 years old; (2) you have severed your employment; and (3) your Contract has been in force for at least 7 years.

We will also waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract, your Contract has been in force for 10 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6020808NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6019408NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Contract effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Waivers of Fees or Charges. To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If the amount allocated to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Contract Year may not exceed the greater of 20% of your fixed account value as of the most recent Contract Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from the Fixed Accumulation Account during the first Contract Year.

•	You may transfer amounts from the Fixed Accumulation Account only during the 30-day period following a Contract Anniversary.

•	Amounts transferred from the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Fixed Accumulation Account must be at least $5,000. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your Contract at any time before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request. The amount available for withdrawal will be the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. The amount of each withdrawal must be at least $500. No withdrawal can be made that would reduce the Surrender Value of your Contract to less than $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during an early withdrawal charge period.

For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your Contract in full at any time before the earlier of: (1) the Annuity Commencement Date; or (2) a death for which a Death Benefit is payable. A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. We also reserve the right to charge a loan processing fee for each loan. The maximum loan processing fee that we would charge is $50 for each loan.

These loans will be secured with an interest in your Contract. You must hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge. An outstanding loan balance does not affect the calculation of the crediting of purchase payment bonuses.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects the Account Value, the Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.

Annuity Commencement Date. The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You may not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.

You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then the Account Value as of the Annuity Commencement Date will be used to provide these payments. Otherwise, the Surrender Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules. Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

•	an Owner dies; or

•	an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount under the Standard Contract. The amount of the Death Benefit will be based on the greater of:

•	the Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us including the bonuses credited to the Purchase Payments, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Enhanced Death Benefit Rider. We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

•	the Account Value on the Death Benefit Valuation Date;

•	the total of all Purchase Payments received by us including the bonuses credited to the Purchase Payments, reduced proportionally for any withdrawals including withdrawals to pay charges; or

•	the Historic High Value as described below.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related early withdrawal charge or other related fees or charges.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount.

•	Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•	The Death Benefit under this Rider will be reduced by any fees and charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans. The Death Benefit amount under this Rider will also be reduced by the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date.

•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Lump Sum Payment of Death Benefit prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules. Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. The Death Benefit must be paid either: (1) in full within 5 years of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined in the same manner as a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

Each fixed or variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Nonhuman Payees under a Settlement Option. Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

THE CONTRACT

Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes. At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.

If you cancel your Contract as set forth above, your Contract will be void and you will receive a refund. We will calculate the amount of such refund based on the procedures described below.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.

The cover page of your Contract explains the cancellation rights specific to your Contract.

During the right to cancel period, we reserve the right to allocate all Purchase Payments and any related bonuses temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.

Calculation of Refund Amount. If you cancel your Contract during the right to cancel period, the refund amount will vary depending on whether we have exercised our right to allocate Purchase Payments and any related bonuses temporarily to the Fixed Accumulation Account or a money market Subaccount. The following chart explains how we will calculate the refund amount.

Circumstances	Refund Amount
If we have not exercised our right to make temporary allocations

We will refund the Purchase Payments made for your Contract, less any bonus amounts credited to the Purchase Payments, plus any investment gains (including investment gains on the bonus amounts) or minus any investment losses (including investments losses on the bonus amounts) under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Note that, in this case, we will recapture the entire amount of any bonus even if your Contract has declined in value to an amount that is less than your Purchase Payments.

If we have exercised our right to make temporary allocations	We will refund the greater of: (1) the Purchase Payments made for your Contract, less any bonus amounts credited to the Purchase Payments; or (2) your Account Value, without deduction of an early withdrawal charge, less any bonus amounts credited to the Purchase Payments.

Our Right to Terminate. We reserve the right to terminate your Contract at any time that the Surrender Value is less than $500. If we terminate your Contract, we will pay you the Surrender Value.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.

Successor Owner. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

We recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Such a recapture may affect the step up in Account Value.

Same-Gender Married Couples, Civil Union Partners, and Domestic Partners. Federal tax law now recognizes a marriage of same-gender individuals if the marriage was validly entered into in a state or foreign jurisdiction that authorizes it, regardless of whether recognized by the law of their state of residence. Therefore, the rights to become successor owner and the favorable tax treatment provided by federal tax law to a surviving spouse are available to the surviving spouse of a same-gender marriage. However, the rights to become successor owner are only available to a civil union partner/domestic partner in applicable states, and the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Joint Owners.

•	For a Tax Qualified Contract. No joint owner is permitted.

•	For any other Contract. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner will be deemed to be the sole Beneficiary of any Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation. A surviving joint owner who is the spouse (or civil union partner/domestic partner in applicable states) of the deceased owner may become the successor owner of the Contract in lieu of receiving the Death Benefit.

Transfer of Ownership.

•	For a Tax Qualified Contract. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment.

•	For a Tax Qualified Contract. You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Contract contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter. In turn, GAA pay sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•    IRC §408 (IRA, SEP, SIMPLE IRA)

•    IRC §408A (Roth IRA)

•    IRC §403(b) (Tax-Sheltered Annuity)

•    IRC §401 (Pension, Profit–Sharing, 401(k))

•    Governmental IRC §457(b)

•    IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•	If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contracts is 333-148459.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company Portfolios Services Distribution of the Contracts Performance Information Annuitants	Beneficiaries Payees Glossary of Financial Terms Form of Benefit Payments under Settlement Options Federal Tax Matters Financial Statements

Copies of the Statement of Additional Information dated May 1, 2014 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:
Address:
City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
12.363486	18,246.673	12.221665	0.000	12.192717	0.000	12/31/13
9.583329	8,890.551	9.492665	0.000	9.474990	0.000	12/31/12
8.365461	2,802.992	8.303254	0.000	8.292028	0.000	12/31/11
8.425311	10.064	8.379646	0.000	8.372552	0.000	12/31/10
7.723858	10.130	7.697617	0.000	7.694996	0.000	12/31/09
6.542669	10.220	6.533709	0.000	N/A	N/A	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
16.263971	7,292.443	16.077384	0.000	16.039340	0.000	12/31/13
12.717484	5,932.293	12.597158	0.000	12.573720	0.000	12/31/12
11.115040	2,056.017	11.032405	0.000	11.017494	0.000	12/31/11
11.385635	868.944	11.323945	0.000	11.314354	0.000	12/31/10
9.720200	605.491	9.687193	0.000	9.683894	0.000	12/31/09
7.606429	1,203.949	7.596018	0.000	N/A	N/A	12/31/08
American Century VP VistaSM Fund-Class I (Inception Date 5/1/2008)
11.007994	604.606	10.881688	0.000	10.855939	0.000	12/31/13
8.589548	603.661	8.508261	0.000	8.492439	0.000	12/31/12
7.547059	232.709	7.490926	0.000	7.480808	0.000	12/31/11
8.322764	226.190	8.277643	0.000	8.270651	0.000	12/31/10
6.823916	763.611	6.800714	0.000	6.798405	0.000	12/31/09
5.659653	547.947	5.651894	0.000	N/A	N/A	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
12.086937	22,025.578	11.948234	0.000	11.919937	1,137.362	12/31/13
9.201362	18,242.411	9.114275	0.000	9.097299	1,022.611	12/31/12
8.265816	18,745.823	8.204331	0.000	8.193223	889.423	12/31/11
8.761482	17,124.560	8.713994	0.000	8.706607	745.078	12/31/10
7.892006	4,853.671	7.865184	0.000	7.862508	4.623	12/31/09
6.112000	1,498.488	6.103628	458.059	N/A	N/A	12/31/08
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
14.634916	684.393	14.467038	0.000	14.432782	339.282	12/31/13
11.093791	1,561.942	10.988840	0.000	10.968380	339.540	12/31/12
10.089117	3,057.520	10.014101	0.000	10.000566	339.826	12/31/11
10.181358	772.533	10.126186	0.000	10.117614	0.000	12/31/10
9.028366	710.053	8.997699	0.000	8.994638	0.000	12/31/09
6.872363	626.265	6.862957	0.000	N/A	N/A	12/31/08
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
13.500289	38,059.375	13.345430	0.000	13.313822	917.807	12/31/13
10.411704	32,482.162	10.313202	0.000	10.294000	829.729	12/31/12
9.159146	29,649.920	9.091052	0.000	9.078754	727.214	12/31/11
9.154704	24,806.901	9.105079	0.000	9.097373	610.364	12/31/10
8.118530	9,959.261	8.090945	0.000	8.088197	5.608	12/31/09
6.542384	1,344.748	6.533424	534.910	N/A	N/A	12/31/08
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2008)
0.926184	26,502.534	.915223	0.000	0.912310	4,197.043	12/31/13
0.941827	28,273.827	0.932799	0.000	0.930508	83.538	12/31/12
0.957555	31,557.481	0.950472	0.000	0.948805	62.003	12/31/11
0.973074	40,416.053	0.967916	0.000	0.966872	38.088	12/31/10
0.988582	27,772.568	0.985354	0.000	0.984935	8.824	12/31/09
1.002933	15,684.507	1.001636	697.801	N/A	N/A	12/31/08
DWS Variable Series II Global Growth VIP-Class A (formerly DWS Global Thematic VIP) (Inception Date 5/1/2008)
9.989273	9.987	9.874637	0.000	9.851273	0.000	12/31/13
8.311643	10.042	8.232976	0.000	8.217664	0.000	12/31/12
7.119270	10.103	7.066304	0.000	7.056756	0.000	12/31/11
8.446237	10.162	8.400455	0.000	8.393353	0.000	12/31/10
7.548395	10.230	7.522745	0.000	7.520191	0.000	12/31/09
5.331005	10.319	5.323694	0.000	N/A	N/A	12/31/08
DWS Variable Series II Small Mid Cap Value VIP-Class B (Inception Date 5/1/2008)
14.845729	1,785.162	14.735277	0.000	14.707817	0.000	12/31/13

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
11.195056	1,005.815	11.134366	0.000	11.119259	0.000	12/31/12
10.030045	10.137	9.996071	0.000	9.987608	0.000	12/31/11
10.876405	10.196	10.861584	0.000	10.857882	0.000	12/31/10
Franklin Mutual Global Discovery VIP Fund-Class 2 (Inception Date 5/1/2009)
17.551917	1,526.026	17.385981	0.000	17.344841	991.463	12/31/13
13.970160	756.868	13.866224	0.000	13.840423	583.246	12/31/12
12.518968	458.023	12.451241	0.000	12.434418	583.246	12/31/11
13.103538	290.176	13.059139	0.000	13.048089	0.000	12/31/10
11.887989	167.753	11.871802	0.000	11.867763	0.000	12/31/09
Franklin Mutual Shares VIP Fund-Class 2 (Inception Date 5/1/2008)
12.456266	3,278.926	12.313387	0.000	12.284261	904.066	12/31/13
9.864549	783.780	9.771239	0.000	9.753060	967.806	12/31/12
8.771300	729.592	8.706100	0.000	8.694329	973.189	12/31/11
9.002972	1,666.568	8.954203	0.000	8.946623	879.008	12/31/10
8.223933	10.200	8.196011	0.000	8.193226	0.000	12/31/09
6.627135	10.290	6.618078	0.000	N/A	N/A	12/31/08
Franklin Small Cap Value VIP Fund-Class 2 (Inception Date 5/1/2009)
23.409284	4,628.030	23.188063	0.000	23.133168	0.000	12/31/13
17.453034	2,079.339	17.323252	0.000	17.291006	0.000	12/31/12
14.975564	601.046	14.894612	0.000	14.874469	0.000	12/31/11
15.805218	458.294	15.751718	0.000	15.738378	0.000	12/31/10
12.520323	10.281	12.503298	0.000	12.499046	0.000	12/31/09
Franklin U.S. Government Securities VIP Fund-Class 2 (Inception Date 5/1/2008)
10.999017	9,389.533	10.872865	0.000	10.847111	1,048.794	12/31/13
11.427978	8,587.102	11.319909	0.000	11.298823	1,046.656	12/31/12
11.393948	7,467.439	11.309299	0.000	11.293993	1,043.370	12/31/11
10.950843	5,436.985	10.891539	0.000	10.882305	6.920	12/31/10
10.565053	4,861.092	10.529232	0.000	10.525637	1.644	12/31/09
10.409170	14.104	10.394984	134.483	N/A	N/A	12/31/08
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2008)
10.999380	13,125.453	10.873220	0.000	10.847483	0.000	12/31/13
9.085563	10,538.096	8.999611	0.000	8.982865	0.000	12/31/12
7.806121	2,905.035	7.748083	0.000	7.737611	0.000	12/31/11
8.872400	2,371.474	8.824335	0.000	8.816883	0.000	12/31/10
8.313121	782.843	8.284897	0.000	8.282094	0.000	12/31/09
6.161545	697.547	6.153120	0.000	N/A	N/A	12/31/08
Templeton Global Bond VIP Fund-Class 2 (Inception Date 5/1/2009)
13.998673	10,327.541	13.866317	0.000	13.833487	1,040.524	12/31/13
13.991196	4,950.544	13.887114	0.000	13.861254	1,143.642	12/31/12
12.351643	3,051.245	12.284835	0.000	12.268213	1,119.088	12/31/11
12.655918	1,423.350	12.613020	0.000	12.602330	149.095	12/31/10
11.232173	92.129	11.216863	0.000	11.213038	0.000	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.564052	157,126.149	11.431388	6,277.309	11.404327	719.557	12/31/13
10.500673	167,022.952	10.401336	6,533.202	10.381978	720.104	12/31/12
9.625949	127,817.478	9.554398	6,804.477	9.541476	720.708	12/31/11
9.864697	117,421.481	9.811262	6,698.643	9.802953	0.000	12/31/10
8.975878	75,836.750	8.945411	6,856.501	8.942361	0.000	12/31/09
7.628224	20,818.570	7.617803	0.000	N/A	N/A	12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.950660	27,604.041	10.825055	11,331.390	10.799416	0.000	12/31/13
10.845046	29,994.412	10.742471	11,173.879	10.722470	0.000	12/31/12
10.471123	29,083.315	10.393304	10,969.704	10.379256	0.000	12/31/11
10.311587	35,783.502	10.255725	11,023.577	10.247053	0.000	12/31/10
9.845819	34,056.721	9.812406	10,841.094	9.809083	0.000	12/31/09
9.237023	3,036.959	9.224418	0.000	N/A	N/A	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.568510	210,511.250	11.435818	5,921.858	11.408735	0.000	12/31/13
10.082481	196,731.841	9.987112	5,995.535	9.968513	0.000	12/31/12

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.070480	262,818.380	9.003059	6,078.074	8.990880	0.000	12/31/11
9.564825	342,458.033	9.513007	6,148.887	9.504956	0.000	12/31/10
8.532506	334,957.138	8.503536	6,181.556	8.500641	0.000	12/31/09
6.953038	86,635.280	6.943526	0.000	N/A	N/A	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.274967	23,424.664	11.145629	9,551.298	11.119232	0.000	12/31/13
10.670087	25,445.132	10.569148	9,728.906	10.549471	0.000	12/31/12
10.048312	24,600.484	9.973623	9,022.183	9.960132	0.000	12/31/11
10.096564	23,387.691	10.041865	8,290.981	10.033358	0.000	12/31/10
9.419484	21,902.406	9.387505	7,821.410	9.384308	0.000	12/31/09
8.444952	5,640.186	8.433410	0.000	N/A	N/A	12/31/08
Invesco V.I. American Value Fund-Series I (Inception Date 5/1/2008)
15.260084	4,871.484	15.085013	0.000	15.049330	350.767	12/31/13
11.544367	4,745.690	11.435133	0.000	11.413860	318.838	12/31/12
9.996990	3,344.233	9.922642	0.000	9.909234	281.949	12/31/11
10.061397	2,746.274	10.006853	0.000	9.998392	427.078	12/31/10
8.360263	713.666	8.331851	0.000	8.329026	0.000	12/31/09
6.100196	923.992	6.091834	0.000	N/A	N/A	12/31/08
Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
13.968340	2,294.240	13.892483	0.000	13.873605	0.000	12/31/13
10.434478	2,113.051	10.398911	0.000	10.390052	0.000	12/31/12
8.889875	922.580	8.877692	0.000	8.874649	0.000	12/31/11
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
9.454045	18,738.044	9.345552	0.000	9.323462	1,614.499	12/31/13
9.374483	17,203.981	9.285769	0.000	9.268521	1,587.947	12/31/12
7.448634	7,216.804	7.393221	0.000	7.383254	1,558.598	12/31/11
8.111406	5,373.215	8.067434	0.000	8.060636	179.114	12/31/10
7.027577	2,058.026	7.003692	0.000	7.001324	1.280	12/31/09
5.444932	901.578	5.437471	128.544	N/A	N/A	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
11.142924	5,800.035	11.015114	0.000	10.989029	230.858	12/31/13
9.533809	4,492.275	9.443625	0.000	9.426033	585.689	12/31/12
8.402871	5,366.439	8.340405	0.000	8.329121	505.395	12/31/11
9.176549	2,173.526	9.126852	0.000	9.119121	0.000	12/31/10
8.277270	249.638	8.249167	0.000	8.246363	0.000	12/31/09
6.231920	10.360	6.223396	0.000	N/A	N/A	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
13.038117	694.465	12.888526	0.000	12.858012	1,127.803	12/31/13
10.308943	313.312	10.211392	0.000	10.192391	1,061.057	12/31/12
9.466752	1,425.329	9.396360	0.000	9.383657	921.674	12/31/11
10.284418	298.734	10.228681	0.000	10.220034	0.000	12/31/10
9.181228	299.094	9.150044	0.000	9.146933	0.000	12/31/09
7.181718	10.260	7.171892	0.000	N/A	N/A	12/31/08
Invesco V.I. Mid Cap Growth Fund-Series II Shares (Inception Date 5/1/2012)
13.138202	13,159.780	13.093356	0.000	13.082190	552.489	12/31/13
9.769159	13,120.209	9.755613	0.000	9.752238	504.587	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
15.897759	6,130.299	15.715318	0.000	15.678166	268.483	12/31/13
11.746953	5,644.420	11.635775	0.000	11.614143	178.254	12/31/12
10.477131	4,050.077	10.399205	0.000	10.385160	180.430	12/31/11
10.719612	10.142	10.661507	0.000	10.652494	175.073	12/31/10
8.470759	6,644.956	8.441978	0.000	8.439111	0.000	12/31/09
7.094011	6,645.486	7.084301	0.000	N/A	N/A	12/31/08
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
14.304001	30,520.461	14.139951	0.000	14.106469	1,379.280	12/31/13
12.127539	11,064.896	12.012840	0.000	11.990478	1,379.280	12/31/12
10.866139	7,551.964	10.785388	0.000	10.770796	1,379.280	12/31/11
10.889369	4,960.975	10.830380	0.000	10.821209	0.000	12/31/10
10.230213	2,082.642	10.195489	0.000	10.192025	0.000	12/31/09

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.274416	1,779.463	8.263110	0.000	N/A	N/A	12/31/08
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
14.239416	10,031.557	14.076052	0.000	14.042725	0.000	12/31/13
10.953962	4,334.712	10.850313	0.000	10.830105	0.000	12/31/12
9.511515	1,424.240	9.440786	0.000	9.428013	0.000	12/31/11
9.823287	10.054	9.770046	0.000	9.761758	0.000	12/31/10
7.949198	579.213	7.922185	0.000	7.919481	0.000	12/31/09
5.589945	579.762	5.582281	0.000	N/A	N/A	12/31/08
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
13.185291	4,010.865	13.034039	0.000	13.003184	601.599	12/31/13
10.302539	1,361.304	10.205068	0.000	10.186076	1,109.809	12/31/12
8.847837	1,520.326	8.782048	0.000	8.770175	961.607	12/31/11
9.513928	2,739.442	9.462370	0.000	9.454358	1,301.877	12/31/10
8.457688	10.190	8.428958	0.000	8.426082	0.000	12/31/09
6.316143	10.280	6.307491	0.000	N/A	N/A	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
8.439661	30,530.541	8.342810	0.000	8.323029	1,156.616	12/31/13
7.501255	28,800.054	7.430256	0.000	7.416402	998.344	12/31/12
6.732542	27,008.245	6.682461	0.000	6.673415	1,022.137	12/31/11
10.106889	23,501.649	10.052121	0.000	10.043617	1,287.975	12/31/10
8.211543	7,028.772	8.183634	0.000	8.180858	5.209	12/31/09
4.657777	3,060.232	4.651388	851.525	N/A	N/A	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
14.838147	9,114.167	14.667928	0.000	14.633190	295.315	12/31/13
10.962228	13,662.667	10.858502	0.000	10.838280	295.540	12/31/12
10.245357	5,317.388	10.169180	0.000	10.155422	295.788	12/31/11
11.204222	3,459.212	11.143512	0.000	11.134086	0.000	12/31/10
8.600992	616.403	8.571774	0.000	8.568865	0.000	12/31/09
5.541307	585.237	5.533710	0.000	N/A	N/A	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
14.030096	3,284.892	13.869121	0.000	13.836278	0.000	12/31/13
10.281566	7,241.625	10.184262	0.000	10.165302	0.000	12/31/12
9.275526	3,787.719	9.206529	0.000	9.194081	0.000	12/31/11
9.720639	9.976	9.667942	0.000	9.659750	0.000	12/31/10
8.301363	10.042	8.273152	0.000	8.270334	0.000	12/31/09
6.511037	10.130	6.502122	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
11.905621	24,649.223	11.769046	0.000	11.741200	2,164.528	12/31/13
9.343369	22,052.526	9.254971	0.000	9.237753	2,072.470	12/31/12
8.339785	15,822.161	8.277779	0.000	8.266584	1,971.026	12/31/11
8.588851	13,453.429	8.542312	0.000	8.535074	588.530	12/31/10
7.993131	4,160.520	7.965974	0.000	7.963269	3.484	12/31/09
5.632234	1,446.749	5.624514	289.964	N/A	N/A	12/31/08
Oppenheimer Global Fund/VA-Service Shares (Inception Date 5/1/2008)
13.055908	2,749.851	12.906129	0.000	12.875585	772.674	12/31/13
10.442712	2,703.438	10.343909	0.000	10.324672	772.674	12/31/12
8.770495	4,892.184	8.705281	0.000	8.693508	772.674	12/31/11
9.738802	1,538.830	9.686034	0.000	9.677835	0.000	12/31/10
8.549485	639.261	8.520435	0.000	8.517545	0.000	12/31/09
6.231661	2,079.739	6.223134	0.000	N/A	N/A	12/31/08
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
13.525585	5,249.910	13.370389	0.000	13.338751	0.000	12/31/13
10.452316	1,421.943	10.353391	0.000	10.334132	0.000	12/31/12
9.105367	1,330.085	9.037640	0.000	9.025423	0.000	12/31/11
9.277625	989.227	9.227323	0.000	9.219521	0.000	12/31/10
8.135964	10.200	8.108312	0.000	8.105558	0.000	12/31/09
6.456563	10.290	6.447719	0.000	N/A	N/A	12/31/08
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares (Inception Date 5/1/2008)
16.433086	6,118.398	16.244615	0.000	16.206134	0.000	12/31/13

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
11.869775	4,152.644	11.757496	0.000	11.735596	0.000	12/31/12
10.246902	3,638.371	10.170720	0.000	10.156961	0.000	12/31/11
10.662024	3,029.916	10.604257	0.000	10.595268	0.000	12/31/10
8.800779	849.511	8.770890	0.000	8.767900	0.000	12/31/09
6.530697	658.483	6.521761	0.000	N/A	N/A	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
13.834438	10,222.026	13.675793	0.000	13.643424	1,419.375	12/31/13
13.289092	7,365.026	13.163434	0.000	13.138936	1,244.080	12/31/12
11.807256	4,201.145	11.719530	0.000	11.703694	1,427.526	12/31/11
11.602545	3,252.969	11.539716	0.000	11.529953	324.903	12/31/10
10.292261	777.700	10.257349	0.000	10.253861	0.000	12/31/09
7.444167	579.104	7.434006	0.000	N/A	N/A	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
11.635411	36,749.823	11.501982	0.000	11.474766	27.232	12/31/13
13.018686	42,331.952	12.895605	0.000	12.871600	23.671	12/31/12
12.159357	39,327.391	12.069037	0.000	12.052710	18.327	12/31/11
11.058640	28,782.444	10.998758	0.000	10.989438	11.655	12/31/10
10.390056	28,450.460	10.354821	0.000	10.351299	2.829	12/31/09
8.913899	14,844.627	8.901741	261.730	N/A	N/A	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.704856	48,153.879	12.559196	0.000	12.529437	515.845	12/31/13
13.163137	44,095.660	13.038706	0.000	13.014414	648.358	12/31/12
12.199935	30,141.306	12.109321	0.000	12.092935	549.051	12/31/11
11.959564	33,283.701	11.894827	0.000	11.884736	288.065	12/31/10
11.235770	14,413.326	11.197687	0.000	11.193870	5.207	12/31/09
10.004733	600.021	9.991103	466.386	N/A	N/A	12/31/08
Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
12.190165	1,779.353	12.050364	0.000	12.021800	0.000	12/31/13
11.218031	1,780.487	11.111932	0.000	11.091230	0.000	12/31/12
10.131513	1,712.433	10.056222	0.000	10.042608	0.000	12/31/11
10.132717	1,592.552	10.077834	0.000	10.069288	0.000	12/31/10
9.227788	1,435.483	9.196467	0.000	9.193335	0.000	12/31/09
7.787306	10.310	7.776667	0.000	N/A	N/A	12/31/08
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
11.783795	12,782.703	11.648640	0.000	11.621031	0.000	12/31/13
10.666298	12,093.878	10.565421	0.000	10.545724	0.000	12/31/12
9.611288	1,687.954	9.539855	0.000	9.526938	0.000	12/31/11
9.736630	10.133	9.683884	0.000	9.675686	0.000	12/31/10
8.838552	10.200	8.808543	0.000	8.805548	0.000	12/31/09
7.452748	10.290	7.442562	0.000	N/A	N/A	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
11.464874	9.939	11.333373	0.000	11.306557	0.000	12/31/13
10.128575	9.995	10.032769	0.000	10.014112	0.000	12/31/12
9.018279	10.055	8.951236	0.000	8.939152	0.000	12/31/11
9.316519	10.114	9.266038	0.000	9.258216	0.000	12/31/10
8.400318	10.181	8.371790	0.000	8.368952	0.000	12/31/09
7.058405	10.270	7.048757	0.000	N/A	N/A	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2013. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in a special Supplemental Prospectus dated May 1, 2014 for Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year

We will mail a letter to the Contract owner notifying the Contract owner that: (1) we have identified the Contract owner as a person engaging in harmful trading practices; and (2) if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLES

Example of Determination of Death Benefit Amount under the Basic Contract

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000;

•	the Historic High Value is $140,000 and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the Historic High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Historic High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value reduced for withdrawals	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: PURCHASE PAYMENT BONUS EXAMPLES

Example of Bonus Calculation

This example is intended to help you understand how the Bonus Base Amount and the Bonus Percentage are determined, how Purchase Payments and withdrawals impact the Bonus Base Amount and the Bonus Percentage, and how bonus amounts are calculated.

Assumption: You make the Purchase Payments shown, and you take no withdrawals except as shown.

Contract Year	Assume:		Then:
	Purchase Payments / Withdrawals		Calculation of Bonus Base Amount					Calculation of Bonus
			Total Purchase Payments	Less Total Withdrawals		Equals Bonus Base Amount	Bonus Percentage	Calculation	Bonus Amount
0		$200,000	$200,000		- 0	= $200,000	4%	4% of $200,000	= $8,000
1		$100,000	$300,000		- 0	= $300,000	5%	5% of $100,000	= $5,000
			(200,000 + 100,000)
2			$300,000		- 0	= $300,000	5%	n/a	n/a
3	-$	80,000	$300,000	- $	80,000	= $220,000	4%	n/a	n/a
4		$20,000	$320,000	- $	80,000	= $240,000	4%	4% of $20,000	= $800
			(300,000 + 20,000)
5		$30,000	$350,000	- $	80,000	= $270,000	5%	5% of $30,000	= $1,500
			(320,000 + 30,000)

Example of Calculation of Early Withdrawal Charge on Bonus Amount

This example is intended to help you understand that the early withdrawal charge applies to bonus amounts. The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

Assumptions: You buy your Contract with a Purchase Payment of $200,000. We credit an $8,000 bonus to this Purchase Payment. You allocate your Purchase Payment and the related bonus to a Subaccount that has a 0% return while you own your Contract. So your account value remains $208,000. You surrender your contract during the third Contract year. The early withdrawal charge is 6% and the only waiver that applies is the 10% free withdrawal privilege. We take an early withdrawal charge of $11,232 and you receive $196,768.

	Formula	Calculation	Amount
Free withdrawal amount	0.10 x (purchase payment + bonus)	0.10 x $208,000	$20,800
Amount subject to early withdrawal charge	(purchase payment + bonus) – free withdrawal amount	$ 208,000 – $20,800	$187,200
Early withdrawal charge	0.06 x amount subject to charge	0.06 x $187,200	$11,232
Amount paid to you	account value – early withdrawal charge	$ 208,000 – $11,232	$196,768

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2014 FOR CLOSED SUBACCOUNTS

Access100 (333-148676)	ContributorPlus® (333-148459)	Flex(b) (333-148444)
Transition20® (333-148387)	TotalGroup® (333-148940)

Annuity Investors Life Insurance Company is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2014, for the variable annuity contracts listed above (individually, a “Contract” and collectively, the “Contracts”). Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below. Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Closed Subaccount	Date Closed	Closed Subaccount	Date Closed
AllianceBernstein Variable Product Series -International Value Portfolio-Class B	April 30, 2010	Morgan Stanley Universal Institutional Funds, Inc. -Core Plus Fixed Income Portfolio-Class I	April 30, 2010

Calamos Advisors Trust -Growth and Income Portfolio	April 30, 2012	Oppenheimer Variable Account Funds -Capital Income Fund/VA-Service Shares	April 30, 2009

Dreyfus Investment Portfolios -MidCap Stock Portfolio-Service Shares	April 30, 2010

A Statement of Additional Information (“SAI”) dated May 1, 2014, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. The SAI is part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission website: http:\\www.sec.gov. The SEC file numbers for the Contracts are set out in the Contract list at the top of this page.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

FINANCIAL INFORMATION RELATED TO CLOSED SUBACCOUNTS

Condensed Financial Information. Appendix A to this Supplemental Prospectus provides condensed financial information with respect to the Closed Subaccounts. For each Closed Subaccount, it includes the following information: (1) year-end accumulation unit value for the Closed Subaccount for each of the last six fiscal years through December 31, 2013, or from the end of the year of inception of a Subaccount, if later, to December 31, 2013; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

UNDERLYING PORTFOLIOS FOR CLOSED SUBACCOUNTS

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners or Participants who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors. This date is listed on the first page of this Supplemental Prospectus.

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Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, its investment advisor and other service providers, and its expenses. There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any Portfolio.

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to a Closed Subaccount or the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AllianceBernstein Variable Product Series

AllianceBernstein International Value Portfolio	Class B	AllianceBernstein	Global equity large cap: foreign large value

Calamos Advisors Trust

Growth and Income Portfolio	N/A	Calamos Advisors	Allocation: world allocation

Dreyfus Investment Portfolios

Dreyfus MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend

Morgan Stanley The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth

Oppenheimer Variable Account Funds

Oppenheimer Capital Income Fund/VA	Service	OppenheimerFunds	Moderate allocation: moderate allocation

Expenses of the Portfolios. In addition to charges and deductions by us, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information of the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Allocations to Closed Subaccounts. You may allocate purchase payments to a Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of the applicable date set out on the first page of this Supplemental Prospectus. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio for new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION (New Account C Closed Funds)

The tables below give year-end Accumulation Unit Information for Access100; ContributorPlus; Flex(b); Transition20 and TotalGroup variable annuities with respect to the Closed Subaccounts from the end of the year of inception (the commencement date of the public offering of the Contracts) through December 31, 2013. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of April 30, 2008.

Condensed Financial Information for Access 100

Standard (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.95% Total Separate Account Expenses) Accumulation Units Outstanding	(2.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (2.00 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.934422	1,387.822	6.854678	0.000	6.838325	0.000	12/31/13
5.750766	2,719.724	5.696223	0.000	5.685533	0.000	12/31/12
5.126119	3,167.475	5.087903	0.000	5.080959	0.000	12/31/11
6.476212	2,923.074	6.441039	0.000	6.435542	0.000	12/31/10
6.319785	2,678.796	6.298265	0.000	6.296110	0.000	12/31/09
4.787477	9.920	4.780896	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
12.659917	310.660	12.514428	0.000	12.484601	0.000	12/31/13
11.070278	318.073	10.965364	0.000	10.944813	0.000	12/31/12
10.392673	14,943.863	10.315280	0.000	10.301238	0.000	12/31/11
10.779388	4,207.809	10.720876	0.000	10.711750	0.000	12/31/10
9.831745	1,142.951	9.798300	0.000	9.794951	0.000	12/31/09
7.177415	9.880	7.167584	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
15.245251	9.527	15.070050	0.000	15.034144	0.000	12/31/13
11.519571	2,167.660	11.410382	3,053.042	11.389006	475.033	12/31/12
9.825530	3,232.379	9.752334	3,923.023	9.739059	749.744	12/31/11
9.980352	3,046.902	9.926160	3,204.925	9.917702	784.474	12/31/10
8.001784	455.522	7.974544	0.000	7.971813	0.000	12/31/09
6.018251	9.860	6.009990	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.362491	647.386	11.231984	0.000	11.205182	0.000	12/31/13
11.601602	4,487.551	11.491731	4,337.065	11.470177	1,438.735	12/31/12
10.790628	5,088.019	10.710347	4,701.145	10.695756	1,623.913	12/31/11
10.395265	5,438.270	10.338892	4,351.586	10.330062	1,688.643	12/31/10
9.874876	4,799.371	9.841332	2,674.599	9.837953	1,327.466	12/31/09
9.166620	650.314	9.154096	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008)
9.223171	9.585	9.117137	0.000	9.095405	0.000	12/31/13
8.319724	9.641	8.240846	0.000	8.225411	0.000	12/31/12
7.554273	9.702	7.497984	0.000	7.487785	0.000	12/31/11
7.659114	9.762	7.617520	0.000	7.611029	0.000	12/31/10
6.918376	9.829	6.894826	0.000	6.892469	0.000	12/31/09
5.790847	9.920	5.782902	0.000	N/A	N/A	12/31/08

Condensed Financial Information for ContributorPlus

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	(1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
7.014910	4,293.682	6.934422	0.000	6.917999	481.097	12/31/13
5.805705	5,673.050	5.750766	0.000	5.740063	422.848	12/31/12
5.164525	6,322.410	5.126119	0.000	5.119180	358.061	12/31/11
6.511487	6,645.585	6.476212	0.000	6.470723	298.048	12/31/10

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6.341336	1,197.285	6.319785	0.000	6.317642	0.000	12/31/09
4.794041	1,251.483	4.787477	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
12.806819	3,556.858	12.659917	0.000	12.629929	0.000	12/31/13
11.175998	3,694.174	11.070278	0.000	11.049661	0.000	12/31/12
10.470497	2,537.756	10.392673	0.000	10.378610	0.000	12/31/11
10.838102	2,352.569	10.779388	0.000	10.770260	0.000	12/31/10
9.865227	922.688	9.831745	0.000	9.828401	0.000	12/31/09
7.187246	10.280	7.177415	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
15.422200	491.851	15.245251	0.000	15.209193	0.000	12/31/13
11.629625	1,395.400	11.519571	0.000	11.498147	0.000	12/31/12
9.899149	1,504.652	9.825530	0.000	9.812254	0.000	12/31/11
10.034749	1,395.033	9.980352	0.000	9.971918	0.000	12/31/10
8.029080	797.187	8.001784	0.000	7.999073	0.000	12/31/09
6.026508	712.749	6.018251	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.494301	1,447.254	11.362491	0.000	11.335590	0.000	12/31/13
11.712342	1,294.113	11.601602	0.000	11.580012	0.000	12/31/12
10.871392	1,237.715	10.790628	0.000	10.776042	0.000	12/31/11
10.451856	1,357.913	10.395265	0.000	10.386464	0.000	12/31/10
9.908474	10.289	9.874876	0.000	9.871516	0.000	12/31/09
9.179147	10.380	9.166620	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008)
9.330185	177.691	9.223171	0.000	9.201312	0.000	12/31/13
8.399174	177.747	8.319724	0.000	8.304215	0.000	12/31/12
7.610835	177.808	7.554273	0.000	7.544036	0.000	12/31/11
7.700835	177.867	7.659114	0.000	7.652621	0.000	12/31/10
6.941948	10.229	6.918376	0.000	6.916029	0.000	12/31/09
5.798780	10.320	5.790847	0.000	N/A	N/A	12/31/08

Condensed Financial Information for Flex(b)

Standard (1.25% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.25% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.45% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.45% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.50% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.50 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
7.137232	70,975.595	7.055446	1,776.609	7.038737	1,180.626	12/31/13
5.889007	61,082.542	5.833342	1,670.535	5.822484	1,036.743	12/31/12
5.222636	53,462.413	5.183823	1,532.172	5.176816	866.311	12/31/11
6.564741	42,750.948	6.529186	1,271.034	6.523675	719.291	12/31/10
6.373763	29,251.599	6.352123	918.636	6.349977	121.734	12/31/09
4.803904	3,918.322	4.797333	339.287	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
13.029952	93,770.264	12.880778	0.000	12.850275	128.821	12/31/13
11.336179	101,039.315	11.229143	0.000	11.208232	78.355	12/31/12
10.588120	74,014.102	10.509571	0.000	10.495345	46.716	12/31/11
10.926610	43,921.211	10.867537	0.000	10.858317	14.697	12/31/10
9.915594	15,333.947	9.882005	0.000	9.878631	0.000	12/31/09
7.201989	3,523.806	7.192157	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
15.690979	7,586.696	15.511309	161.054	15.474593	0.000	12/31/13
11.796370	8,196.355	11.684972	120.959	11.663223	0.000	12/31/12
10.010420	6,944.323	9.936124	118.452	9.922688	0.000	12/31/11
10.116740	6,531.179	10.062022	86.567	10.053508	0.000	12/31/10
8.070113	3,064.216	8.042748	71.870	8.040012	0.000	12/31/09
6.038900	234.311	6.030640	50.891	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.694526	47.082	11.560664	0.000	11.533286	0.000	12/31/13
11.880151	215.696	11.768028	0.000	11.746112	0.000	12/31/12
10.993467	236.334	10.911949	0.000	10.897185	0.000	12/31/11

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Standard (1.25% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.25% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.45% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.45% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.50% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.50 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.537190	737.747	10.480230	0.000	10.471355	0.000	12/31/10
9.959007	427.662	9.925294	0.000	9.921923	0.000	12/31/09
9.197916	27.744	9.185400	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008)
9.492790	16,392.360	9.384063	0.000	9.361863	0.000	12/31/13
8.519586	14,213.247	8.439106	0.000	8.423405	0.000	12/31/12
7.696365	16,234.887	7.639238	0.000	7.628905	0.000	12/31/11
7.763765	17,184.680	7.721749	0.000	7.715217	0.000	12/31/10
6.977418	15,110.910	6.953750	0.000	6.951382	0.000	12/31/09
5.810678	4,005.178	5.802745	0.000	N/A	N/A	12/31/08

Condensed Financial Information for TotalGroup

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
7.344802	0.000	7.240513	3,704.684	12/31/13
6.029773	0.000	5.959140	3,909.176	12/31/12
5.320401	0.000	5.271400	4,681.245	12/31/11
6.653954	0.000	6.609293	4,631.294	12/31/10
6.427891	0.000	6.400844	2,460.730	12/31/09
4.820304	0.000	4.812121	79.140	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
13.408605	0.000	13.218350	2,520.401	12/31/13
11.606873	0.000	11.471036	3,174.491	12/31/12
10.786091	0.000	10.686877	2,951.429	12/31/11
11.074980	0.000	11.000721	2,806.139	12/31/10
9.999664	0.000	9.957634	2,003.097	12/31/09
7.226498	0.000	7.214261	9.880	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
16.146991	0.000	15.917826	315.744	12/31/13
12.078126	0.000	11.936716	294.748	12/31/12
10.197661	0.000	10.103800	268.758	12/31/11
10.254188	0.000	10.185373	251.550	12/31/10
8.138624	0.000	8.104363	106.221	12/31/09
6.059494	0.000	6.049206	15.870	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
12.034291	0.000	11.863535	1,702.086	12/31/13
12.163741	0.000	12.021389	1,574.449	12/31/12
11.198930	0.000	11.095922	345.266	12/31/11
10.680224	0.000	10.608601	659.030	12/31/10
10.043383	0.000	10.001181	312.213	12/31/09
9.229152	0.000	9.213551	9.980	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008)
9.768676	0.000	9.630039	9.485	12/31/13
8.723049	0.000	8.620929	9.556	12/31/12
7.840284	0.000	7.768147	9.636	12/31/11
7.869214	0.000	7.816423	80.263	12/31/10
7.036615	0.000	7.007018	101.774	12/31/09
5.830476	0.000	5.820592	9.920	12/31/08

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Condensed Financial Information for Transition20

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.974618	9.584	6.894401	0.000	12/31/13
5.778220	9.641	5.723401	0.000	12/31/12
5.145312	9.702	5.106955	0.000	12/31/11
6.493842	9.762	6.458571	0.000	12/31/10
6.330561	184.576	6.308997	0.000	12/31/09
4.790762	9.920	4.784183	0.000	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
12.733303	5,819.815	12.586948	0.000	12/31/13
11.123110	5,701.186	11.017686	0.000	12/31/12
10.431591	3,876.309	10.353889	0.000	12/31/11
10.808762	3,082.946	10.750076	0.000	12/31/10
9.848500	1,257.332	9.814998	0.000	12/31/09
7.182336	1,258.639	7.172498	0.000	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
15.333649	9.529	15.157434	0.000	12/31/13
11.574582	9.584	11.464873	0.000	12/31/12
9.862350	9.644	9.788875	0.000	12/31/11
10.007566	9.704	9.953233	0.000	12/31/10
8.015439	9.771	7.988161	0.000	12/31/09
6.022384	9.860	6.014118	0.000	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.428340	9.644	11.297038	0.000	12/31/13
11.656952	9.700	11.546530	0.000	12/31/12
10.831027	9.761	10.750416	0.000	12/31/11
10.423589	9.821	10.367048	0.000	12/31/10
9.891696	9.889	9.858095	0.000	12/31/09
9.172891	9.980	9.160361	0.000	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008)
9.276623	1,766.008	9.170028	0.000	12/31/13
8.359428	1,725.605	8.280213	0.000	12/31/12
7.582543	1,687.374	7.526086	0.000	12/31/11
7.679976	1,649.292	7.638297	0.000	12/31/10
6.930174	1,601.630	6.906605	0.000	12/31/09
5.794814	1,505.094	5.786875	0.000	12/31/08

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2014 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders were available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2014, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2014, contains more information about the Separate Account and the Contracts. The SAI is part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is set out below.

Access100 Contract	333-148676	Flex(b) Contract	333-148444
ContributorPlus Contract	333-148459	Transition20 Contract	333-148387

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

For use with rider form numbers R2012508NW and R2012608NW (GLWB riders) and R2012708NW and R2012808NW (GMWB riders).

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SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in your Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2014. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus. The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (0.98%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred. The rider rollup rate is 6%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 is incurred.

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ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$546	$1,754	$3,129	$7,386
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:	$546	$1,754	$3,129	$7,386

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,426	$2,393	$3,526	$7,173
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$526	$1,693	$3,026	$7,173

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,296	$2,201	$3,269	$6,845
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$496	$1,601	$2,869	$6,845

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TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,236	$2,224	$3,078	$7,280
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$536	$1,724	$3,078	$7,280
Additional Information about Expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests. The Portfolio’s indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2013. The Portfolio expenses in the examples will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs. The corresponding Ibbotson Conservative ETF Asset Allocation Subaccount invests in the Portfolio’s Class II shares. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.98% for Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Excess Withdrawal. Each withdrawal from the Contract on or after the Rider Effective Date, except a withdrawal to pay Rider charges or withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.

•	For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Contract Effective Date or Contract Anniversary on which you activate the Rider.

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Rider Issue Date. The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.

•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•	The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

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You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

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Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2014 and the maximum Rider charge rates are shown below.

	Basic Rider		Rider with Spousal Continuation
For a Rider Activated Before May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%
For a Rider Activated On or After May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

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Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount at any point in time is equal to:

•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1/2	4.0%	4.5%
Age 59 1/2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Add Rollup Amounts credited since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Contract Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.

•	Multiply the resulting percentage by the rollup base.

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The rollup base for a Contract Year is calculated as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.

•	Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 full Contract Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

A reset occurring within a rollup period will not end the rollup period, but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic

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reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

ENHANCED BENEFIT AFTER AGE 65—LIFETIME GRIPPLUS

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;

•	the Contract Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2) the Spouse and the Insured are still married when the Insured dies; and (3) the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first. If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions of your Contract.

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EXAMPLES FOR GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal				= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$ 125,000		Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup - adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you or any joint owner is age 86 or older;

•	an Owner is not a human being and the Annuitant is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

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Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2014 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in the Contract to your spouse; or

•	a spouse becomes the successor owner of the Contract.

The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

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Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

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Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Be nefits

Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

All rights to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;

•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or

•	the date that the Rider terminates.

Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

17

EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal				= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$ 125,000		Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	– 18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.

•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made to the Contract;

•	no Excess Withdrawals are possible; and

•	the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:

•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

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Rider Provisions Related to Loans

If your Contract allows loans:

•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or

•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2014, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2013 for each of the two years in the period then ended, and of the Company at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). The chart below sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for the sale of all such contracts for each of the last three fiscal years. GAA paid the difference between commissions paid and commissions retained to selling

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firms in its distribution network. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

	2013	2012	2011
Commissions paid	$4.7 million	$5.8 million	$5.3 million
Commissions retained	$691.05	$16,172.00	$6,247.00

On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the variable annuity products issued by the Company’s variable accounts. As a result, the commissions retained by GAA are now insubstantial.

Special Compensation Paid to GAA

We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2013, the Company made payments, ranging from $10,000 to $15,000, to the following selling firms in connection with conference sponsorships: CUSO Financial Services, LP and Lincoln Investment Planning, Inc.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)

Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.

We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.

We may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual

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compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n = ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•	ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract/certificate maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges. Early withdrawal charges do not apply to the Access100 contract.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract/certificate maintenance fee, for the period

•	ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract/certificate maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract/certificate maintenance fee would decrease the return shown. Early withdrawal charges do not apply to the Access100 contract.

Standardized Yield for the Money Market Subaccount

Current Annualized Yield. In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. The current annualized yield is calculated according to the following formula:

Yield = (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period

AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for

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charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield = [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract/certificate maintenance fee that may be applicable on surrender of a Contract. Early withdrawal charges do not apply to the Access100 contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for the Money Market Subaccount by calling us toll free at 1-800-789-6771.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

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•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

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Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B) – C = Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

9

Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

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The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

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Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not posted with the Statement of Additional Information on our website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

12

FINANCIAL STATEMENTS

Annuity Investors Variable Account C

Year Ended December 31, 2013

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2013

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account C

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2013, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2013, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 25, 2014

1

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	40,200.383	$542,062	$597,377
American Century Variable Portfolios - Class I:
Vista Fund	73,856.073	1,068,885	1,672,840
American Century Variable Portfolios - Class II:
Large Company Value Fund	223,769.076	2,361,103	3,099,199
Mid Cap Value Fund	127,903.935	1,825,852	2,363,666
Ultra Fund	14,132.357	132,309	205,202
Calamos Advisors Trust:
Growth and Income Portfolio	132,953.925	1,865,025	2,058,126
Davis Variable Account Fund, Inc.:
Value Portfolio	524,894.906	5,941,809	7,075,582
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	34,158.420	953,200	1,494,772
Stock Index Fund, Inc.	465,538.890	12,966,796	19,035,885
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	29,768.135	348,099	547,139
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	8,596.304	118,908	179,061
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,620,380.992	2,620,381	2,620,380
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	17,147.324	574,328	817,756
DWS Variable Series II - Class A:
Global Growth VIP	8,416.433	76,368	93,675
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	17,006.545	238,171	290,301
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,240,840.252	11,532,792	13,971,861
Ibbotson Conservative ETF Asset Allocation Portfolio	377,193.136	4,227,203	4,224,562
Ibbotson Growth ETF Asset Allocation Portfolio	2,481,017.105	21,197,064	26,720,553
Ibbotson Income and Growth ETF Asset Allocation Portfolio	697,361.795	6,848,681	7,901,107
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	42,414.325	799,794	1,020,912
Franklin U.S. Government Fund	156,431.325	2,062,260	1,978,854
Mutual Global Discovery Securities Fund	100,891.270	2,158,893	2,304,357
Mutual Shares Securities Fund	158,279.068	2,686,096	3,423,576
Templeton Foreign Securities Fund	114,676.071	1,644,626	1,977,015
Templeton Global Bond Securities Fund	165,606.076	3,116,674	3,080,273
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	209,642.037	2,495,374	4,169,781
Comstock Fund	257,754.914	3,360,023	4,575,151
Core Equity Fund	11,145.272	291,749	428,313
Diversified Dividend Fund	16,003.734	249,371	334,958
Global Health Care Fund	45,768.073	778,076	1,341,920
Small Cap Equity Fund	127,734.307	2,221,311	3,249,559
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	186,547.277	2,588,155	2,779,555
Government Securities Fund	55,434.781	683,462	639,718
International Growth Fund	48,686.927	1,440,323	1,698,199
Mid Cap Core Equity Fund	135,271.801	1,709,061	2,022,313
Mid Cap Growth Fund	790,846.416	3,178,533	4,215,211
Utilities Fund	86,042.920	1,326,543	1,455,847
Janus Aspen Series - Service Shares:
Balanced Portfolio	241,219.026	6,859,363	7,651,466
Enterprise Portfolio	41,594.102	1,718,674	2,362,546
Global Research Portfolio	3,940.922	113,143	151,333
Janus Portfolio	101,992.613	2,550,347	3,441,229
Overseas Portfolio	229,349.934	9,388,978	9,385,000
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	58,950.617	585,232	601,885
Mid Cap Growth Portfolio	125,734.591	1,457,133	1,811,834
U.S. Real Estate Portfolio	203,780.275	2,365,513	3,207,502
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	86,785.682	1,642,088	2,302,421
Small-Cap Growth Portfolio	10,577.651	127,852	203,621
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	91,379.334	3,614,124	5,242,432
Capital Income Fund	81,298.242	897,031	1,110,533
Global Fund	91,723.103	2,863,380	3,712,034
Main Street Fund	103,354.417	2,095,146	3,202,952
Main Street Small Cap Fund	150,122.053	2,458,721	4,132,860
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	504,944.878	3,959,469	4,074,905
Real Return Portfolio	524,918.942	7,215,247	6,613,978
Total Return Portfolio	1,288,033.539	14,556,682	14,142,608
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	54,678.678	674,390	802,136
Wilshire Variable Insurance Trust:
2015 ETF Fund	29,759.973	284,685	364,262
2025 ETF Fund	63,776.522	662,983	751,287
2035 ETF Fund	37,129.128	369,104	425,127

The accompanying notes are an integral part of these financial statements.

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ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio - 1.80% series contract	481.097	$6.917999	$3,328
International Value Portfolio - 1.75% series contract	1,387.822	6.934422	9,624
International Value Portfolio - 1.65% series contract	9.584	6.974618	67
International Value Portfolio - 1.55% series contract	4,293.682	7.014910	30,120
International Value Portfolio - 1.50% series contract	1,180.626	7.038737	8,310
International Value Portfolio - 1.45% series contract	1,776.609	7.055446	12,535
International Value Portfolio - 1.25% series contract	70,975.595	7.137232	506,569
International Value Portfolio - 1.00% series contract	3,704.684	7.240513	26,824
American Century Variable Portfolios - Class I:
Vista Fund - 1.75% series contract	732.228	10.881688	7,968
Vista Fund - 1.70% series contract	196.771	15.859788	3,121
Vista Fund - 1.65% series contract *	2,919.804	10.944785	31,957
Vista Fund - 1.65% series contract	8,439.271	15.933114	134,464
Vista Fund - 1.55% series contract	604.606	11.007994	6,655
Vista Fund - 1.40% series contract	59,309.148	16.304883	967,029
Vista Fund - 1.25% series contract	45,930.972	11.199852	514,420
Vista Fund - 1.00% series contract	635.991	11.361810	7,226
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	1,139.358	12.052405	13,732
Large Company Value Fund - 1.75% series contract	2,872.960	12.221665	35,112
Large Company Value Fund - 1.65% series contract *	2,043.035	12.292481	25,114
Large Company Value Fund - 1.65% series contract	987.334	14.228699	14,048
Large Company Value Fund - 1.55% series contract	18,246.673	12.363486	225,592
Large Company Value Fund - 1.50% series contract	1,279.434	12.405430	15,872
Large Company Value Fund - 1.40% series contract	41,333.943	14.560660	601,849
Large Company Value Fund - 1.25% series contract	169,647.092	12.578932	2,133,979
Large Company Value Fund - 1.00% series contract	2,656.664	12.760836	33,901
Mid Cap Value Fund - 2.00% series contract	592.047	15.854764	9,387
Mid Cap Value Fund - 1.80% series contract	91.364	20.005239	1,828
Mid Cap Value Fund - 1.75% series contract	1,024.280	16.077384	16,468
Mid Cap Value Fund - 1.70% series contract	266.295	20.191254	5,377
Mid Cap Value Fund - 1.65% series contract *	2,448.428	16.170562	39,592
Mid Cap Value Fund - 1.65% series contract	3,814.158	20.284598	77,369
Mid Cap Value Fund - 1.55% series contract	7,292.443	16.263971	118,604
Mid Cap Value Fund - 1.50% series contract	2,148.319	16.319149	35,059
Mid Cap Value Fund - 1.45% series contract	16.120	16.357893	264
Mid Cap Value Fund - 1.40% series contract	33,613.263	20.757769	697,736
Mid Cap Value Fund - 1.25% series contract	78,164.433	16.547324	1,293,412
Mid Cap Value Fund - 1.00% series contract	4,084.835	16.786567	68,570
Ultra Fund - 1.65% series contract	1,973.157	15.190331	29,973
Ultra Fund - 1.40% series contract	11,272.599	15.544679	175,229
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	310.660	12.659917	3,933
Growth and Income Portfolio - 1.70% series contract	24.039	12.329253	296
Growth and Income Portfolio - 1.65% series contract *	5,819.815	12.733303	74,105
Growth and Income Portfolio - 1.65% series contract	5,650.975	12.371117	69,909
Growth and Income Portfolio - 1.55% series contract	3,556.858	12.806819	45,552
Growth and Income Portfolio - 1.50% series contract	128.821	12.850275	1,655
Growth and Income Portfolio - 1.40% series contract	48,284.435	12.582472	607,538
Growth and Income Portfolio - 1.25% series contract	93,770.264	13.029952	1,221,822
Growth and Income Portfolio - 1.00% series contract	2,520.401	13.218350	33,316
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,137.362	11.919937	13,557
Value Portfolio - 1.75% series contract	6,097.922	11.948234	72,859
Value Portfolio - 1.70% series contract	242.007	11.414645	2,762
Value Portfolio - 1.65% series contract *	4,499.497	12.017522	54,073
Value Portfolio - 1.65% series contract	8,662.865	11.453397	99,219
Value Portfolio - 1.55% series contract	22,025.578	12.086937	266,222
Value Portfolio - 1.50% series contract	5,511.241	12.127953	66,840
Value Portfolio - 1.45% series contract	6,600.291	12.156718	80,238
Value Portfolio - 1.40% series contract	81,403.127	11.649064	948,270
Value Portfolio - 1.25% series contract	417,311.416	12.297594	5,131,926
Value Portfolio - 1.00% series contract	27,222.864	12.475401	339,616
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	339.282	14.432782	4,897
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.507	14.467038	138
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,482.726	18.870588	84,592
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.508	14.550904	138
Socially Responsible Growth Fund, Inc. - 1.65% series contract	385.031	18.979698	7,308
Socially Responsible Growth Fund, Inc. - 1.55% series contract	684.393	14.634916	10,016
Socially Responsible Growth Fund, Inc. - 1.50% series contract	122.670	14.684596	1,801
Socially Responsible Growth Fund, Inc. - 1.45% series contract	371.529	14.719444	5,469
Socially Responsible Growth Fund, Inc. - 1.40% series contract	38,772.125	19.535464	757,431
Socially Responsible Growth Fund, Inc. - 1.25% series contract	41,804.018	14.889902	622,458
Socially Responsible Growth Fund, Inc. - 1.00% series contract	34.684	15.105175	524
Stock Index Fund, Inc. - 2.00% series contract	34,816.711	13.160594	458,209
Stock Index Fund, Inc. - 1.95% series contract	17,305.194	13.192028	228,291
Stock Index Fund, Inc. - 1.80% series contract **	917.807	13.313822	12,220
Stock Index Fund, Inc. - 1.80% series contract	740.102	19.692540	14,574
Stock Index Fund, Inc. - 1.75% series contract	46,702.758	13.345430	623,268
Stock Index Fund, Inc. - 1.70% series contract	372.161	19.921939	7,414
Stock Index Fund, Inc. - 1.65% series contract *	7,173.250	13.422769	96,285
Stock Index Fund, Inc. - 1.65% series contract	8,101.664	20.037111	162,334
Stock Index Fund, Inc. - 1.55% series contract	38,059.375	13.500289	513,813
Stock Index Fund, Inc. - 1.50% series contract	7,518.684	13.546123	101,849
Stock Index Fund, Inc. - 1.45% series contract	11,739.705	13.578254	159,405
Stock Index Fund, Inc. - 1.40% series contract	456,070.970	20.623822	9,405,927
Stock Index Fund, Inc. - 1.25% series contract	490,948.018	13.735540	6,743,436
Stock Index Fund, Inc. - 1.00% series contract	36,519.040	13.934110	508,860

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	$18.428638	$150
Technology Growth Portfolio - 1.65% series contract	999.130	18.513861	18,498
Technology Growth Portfolio - 1.40% series contract	27,894.814	18.945844	528,491
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.527	15.245251	145
MidCap Stock Portfolio - 1.65% series contract *	9.529	15.333649	146
MidCap Stock Portfolio - 1.65% series contract	156.320	13.841227	2,164
MidCap Stock Portfolio - 1.55% series contract	491.851	15.422200	7,585
MidCap Stock Portfolio - 1.45% series contract	161.054	15.511309	2,498
MidCap Stock Portfolio - 1.40% series contract	3,015.660	14.077773	42,454
MidCap Stock Portfolio - 1.25% series contract	7,586.696	15.690979	119,043
MidCap Stock Portfolio - 1.00% series contract	315.744	15.917826	5,026
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	213,017.609	0.901146	191,960
Money Market Portfolio - 1.80% series contract **	4,197.043	0.912310	3,829
Money Market Portfolio - 1.80% series contract	2,473.664	0.957818	2,369
Money Market Portfolio - 1.75% series contract	106,601.691	0.915223	97,564
Money Market Portfolio - 1.70% series contract	18,732.761	0.969735	18,166
Money Market Portfolio - 1.65% series contract *	25,276.765	0.920021	23,255
Money Market Portfolio - 1.65% series contract	30,478.442	0.974598	29,704
Money Market Portfolio - 1.55% series contract	26,502.534	0.926184	24,546
Money Market Portfolio - 1.50% series contract	11,406.405	0.930110	10,609
Money Market Portfolio - 1.45% series contract	741.883	0.932101	692
Money Market Portfolio - 1.40% series contract	1,150,757.191	1.003722	1,155,040
Money Market Portfolio - 1.25% series contract	1,083,497.886	0.944181	1,023,018
Money Market Portfolio - 1.00% series contract	41,395.676	0.957299	39,628
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	793.326	18.212527	14,448
Appreciation Portfolio - 1.70% series contract	268.395	18.424601	4,945
Appreciation Portfolio - 1.65% series contract	3,088.013	18.531177	57,225
Appreciation Portfolio - 1.40% series contract	38,856.626	19.073656	741,138
DWS Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.585	9.874637	95
Global Growth VIP - 1.65% series contract	9.585	9.931914	95
Global Growth VIP - 1.55% series contract	9.987	9.989273	100
Global Growth VIP - 1.25% series contract	9,178.717	10.163398	93,287
Global Growth VIP - 1.00% series contract	9.480	10.310390	98
DWS Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.622	14.735277	142
Small Mid Cap Value VIP - 1.65% series contract	9.623	14.790520	142
Small Mid Cap Value VIP - 1.55% series contract	1,785.162	14.845729	26,502
Small Mid Cap Value VIP - 1.50% series contract	416.455	14.873428	6,194
Small Mid Cap Value VIP - 1.25% series contract	16,777.416	15.012707	251,874
Small Mid Cap Value VIP - 1.00% series contract	359.500	15.152851	5,447
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,227.957	11.273090	13,843
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,328.286	11.365510	185,579
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	719.557	11.404327	8,206
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	15,115.464	11.431388	172,791
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,393.185	11.314226	27,077
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	77,470.115	11.497655	890,725
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	29,075.192	11.352618	330,080
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	157,126.149	11.564052	1,817,015
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	6,133.909	11.603284	71,173
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	14,837.976	11.630826	172,578
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	95,146.555	11.546536	1,098,613
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	769,102.308	11.765538	9,048,902
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	9,919.115	11.935623	118,391
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,394.851	12.107425	16,888
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	14,240.705	10.825055	154,156
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	926.351	11.205054	10,380
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	6,753.603	10.887771	73,532
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,425.573	11.243063	16,028
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	27,604.041	10.950660	302,282
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	10,847.591	10.987773	119,191
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	12,291.194	11.013877	135,374
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	10,549.328	11.435143	120,633
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	295,553.092	11.141411	3,292,878
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.542	11.302473	108
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	41,480.365	11.435818	474,362
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	924.820	11.070528	10,238
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	240,036.899	11.502075	2,760,922
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	114,969.247	11.108100	1,277,090
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	210,511.250	11.568510	2,435,302
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	377.524	11.607779	4,382
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	52,213.662	11.635306	607,522
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	91,524.129	11.297881	1,034,029
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,519,741.820	11.770065	17,887,460
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	19,199.321	11.940301	229,246

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,174.687	$10.991287	$12,911
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	17,119.724	11.145629	190,810
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	85.207	11.240167	958
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	104,921.542	11.210217	1,176,193
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	16,121.950	11.278324	181,829
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	23,424.664	11.274967	264,112
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	1,781.296	11.313235	20,152
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	44,354.512	11.340086	502,984
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	32,716.286	11.470964	375,287
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	448,103.003	11.471412	5,140,374
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	3,050.336	11.637224	35,497
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	608.270	23.188063	14,105
Franklin Small Cap Value Securities Fund - 1.65% series contract	1,314.104	23.298635	30,617
Franklin Small Cap Value Securities Fund - 1.55% series contract	4,628.030	23.409284	108,339
Franklin Small Cap Value Securities Fund - 1.50% series contract	467.640	23.464847	10,973
Franklin Small Cap Value Securities Fund - 1.45% series contract	313.753	23.520531	7,380
Franklin Small Cap Value Securities Fund - 1.25% series contract	35,127.923	23.744517	834,096
Franklin Small Cap Value Securities Fund - 1.00% series contract	641.056	24.026733	15,402
Franklin U.S. Government Fund - 2.00% series contract	3,714.469	10.722334	39,828
Franklin U.S. Government Fund - 1.95% series contract	219.916	10.747968	2,364
Franklin U.S. Government Fund - 1.80% series contract	1,048.794	10.847111	11,376
Franklin U.S. Government Fund - 1.75% series contract	20,831.730	10.872865	226,501
Franklin U.S. Government Fund - 1.65% series contract	2,211.829	10.935881	24,188
Franklin U.S. Government Fund - 1.55% series contract	9,389.533	10.999017	103,276
Franklin U.S. Government Fund - 1.50% series contract	274.804	11.036294	3,033
Franklin U.S. Government Fund - 1.45% series contract	132.734	11.062495	1,468
Franklin U.S. Government Fund - 1.25% series contract	129,780.886	11.190593	1,452,325
Franklin U.S. Government Fund - 1.00% series contract	10,085.613	11.352345	114,495
Mutual Global Discovery Securities Fund - 1.80% series contract	991.463	17.344841	17,197
Mutual Global Discovery Securities Fund - 1.75% series contract	181.796	17.385981	3,161
Mutual Global Discovery Securities Fund - 1.65% series contract	3,501.514	17.468897	61,168
Mutual Global Discovery Securities Fund - 1.55% series contract	1,526.026	17.551917	26,785
Mutual Global Discovery Securities Fund - 1.50% series contract	1,847.228	17.593556	32,499
Mutual Global Discovery Securities Fund - 1.25% series contract	120,723.805	17.803325	2,149,285
Mutual Global Discovery Securities Fund - 1.00% series contract	791.664	18.014968	14,262
Mutual Shares Securities Fund - 2.00% series contract	14,785.917	12.142874	179,544
Mutual Shares Securities Fund - 1.95% series contract	6,871.805	12.171904	83,643
Mutual Shares Securities Fund - 1.80% series contract	904.066	12.284261	11,106
Mutual Shares Securities Fund - 1.75% series contract	18,706.665	12.313387	230,342
Mutual Shares Securities Fund - 1.65% series contract	7,727.777	12.384737	95,706
Mutual Shares Securities Fund - 1.55% series contract	3,278.926	12.456266	40,843
Mutual Shares Securities Fund - 1.50% series contract	4,542.600	12.498542	56,776
Mutual Shares Securities Fund - 1.25% series contract	211,672.314	12.673346	2,682,596
Mutual Shares Securities Fund - 1.00% series contract	3,346.149	12.856539	43,020
Templeton Foreign Securities Fund - 2.00% series contract	9,044.519	10.722616	96,981
Templeton Foreign Securities Fund - 1.95% series contract	3,848.272	10.748240	41,362
Templeton Foreign Securities Fund - 1.75% series contract	8,652.799	10.873220	94,084
Templeton Foreign Securities Fund - 1.70% series contract	671.552	11.069528	7,434
Templeton Foreign Securities Fund - 1.65% series contract *	1,739.837	10.936258	19,027
Templeton Foreign Securities Fund - 1.65% series contract	1,737.176	11.107118	19,295
Templeton Foreign Securities Fund - 1.55% series contract	13,125.453	10.999380	144,372
Templeton Foreign Securities Fund - 1.50% series contract	4,259.369	11.036730	47,010
Templeton Foreign Securities Fund - 1.40% series contract	42,924.730	11.296890	484,916
Templeton Foreign Securities Fund - 1.25% series contract	87,296.023	11.191076	976,936
Templeton Foreign Securities Fund - 1.00% series contract	4,016.438	11.352863	45,598
Templeton Global Bond Securities Fund - 2.00% series contract	432.245	13.702224	5,923
Templeton Global Bond Securities Fund - 1.80% series contract	1,040.524	13.833487	14,394
Templeton Global Bond Securities Fund - 1.75% series contract	8,811.179	13.866317	122,179
Templeton Global Bond Securities Fund - 1.65% series contract	5,361.156	13.932468	74,694
Templeton Global Bond Securities Fund - 1.55% series contract	10,327.541	13.998673	144,572
Templeton Global Bond Securities Fund - 1.50% series contract	1,476.443	14.031907	20,717
Templeton Global Bond Securities Fund - 1.25% series contract	188,665.026	14.199217	2,678,896
Templeton Global Bond Securities Fund - 1.00% series contract	1,315.259	14.368039	18,898
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,532.968	14.876143	22,805
American Value Fund - 1.95% series contract	841.803	14.911666	12,553
American Value Fund - 1.80% series contract	350.767	15.049330	5,279
American Value Fund - 1.75% series contract	2,042.437	15.085013	30,810
American Value Fund - 1.70% series contract	477.900	29.963179	14,319
American Value Fund - 1.65% series contract *	1,102.751	15.172475	16,731
American Value Fund - 1.65% series contract	9,042.017	30.136436	272,494
American Value Fund - 1.55% series contract	4,871.484	15.260084	74,339
American Value Fund - 1.50% series contract	1,062.701	15.311882	16,272
American Value Fund - 1.45% series contract	1,041.949	15.348201	15,992
American Value Fund - 1.40% series contract	75,742.432	31.018816	2,349,441
American Value Fund - 1.25% series contract	79,741.120	15.526040	1,238,064
American Value Fund - 1.00% series contract	6,392.303	15.750490	100,682
Comstock Fund - 2.00% series contract	17,993.318	13.797970	248,271
Comstock Fund - 1.95% series contract	8,223.427	13.816873	113,622
Comstock Fund - 1.75% series contract	20,482.591	13.892483	284,554
Comstock Fund - 1.70% series contract	1,578.606	13.911508	21,961
Comstock Fund - 1.65% series contract	23,489.579	13.930415	327,220
Comstock Fund - 1.55% series contract	2,294.240	13.968340	32,047
Comstock Fund - 1.50% series contract	2,997.345	13.987366	41,925
Comstock Fund - 1.45% series contract	1,387.851	14.006376	19,439
Comstock Fund - 1.40% series contract	200,398.831	14.025444	2,810,683
Comstock Fund - 1.25% series contract	45,899.585	14.082736	646,392
Comstock Fund - 1.00% series contract	2,047.982	14.178510	29,037

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	867.477	$14.825523	$12,861
Core Equity Fund - 1.70% series contract	6.507	14.942052	97
Core Equity Fund - 1.65% series contract	4,906.161	15.000436	73,595
Core Equity Fund - 1.40% series contract	22,343.406	15.295791	341,760
Diversified Dividend Fund - 1.70% series contract	121.290	13.706829	1,663
Diversified Dividend Fund - 1.65% series contract	4,713.939	13.725464	64,701
Diversified Dividend Fund - 1.40% series contract	19,436.509	13.819067	268,594
Global Health Care Fund - 1.80% series contract	82.769	22.676914	1,877
Global Health Care Fund - 1.70% series contract	788.604	22.941042	18,091
Global Health Care Fund - 1.65% series contract	3,292.891	23.073651	75,979
Global Health Care Fund - 1.40% series contract	52,463.591	23.749284	1,245,973
Small Cap Equity Fund - 2.00% series contract	483.057	15.497700	7,486
Small Cap Equity Fund - 1.80% series contract **	268.483	15.678166	4,209
Small Cap Equity Fund - 1.80% series contract	536.966	14.485388	7,778
Small Cap Equity Fund - 1.75% series contract	1,107.207	15.715318	17,400
Small Cap Equity Fund - 1.70% series contract	546.441	14.584338	7,969
Small Cap Equity Fund - 1.65% series contract *	1,965.476	15.806424	31,067
Small Cap Equity Fund - 1.65% series contract	5,339.888	14.633900	78,143
Small Cap Equity Fund - 1.55% series contract	6,130.299	15.897759	97,458
Small Cap Equity Fund - 1.50% series contract	3,158.033	15.951667	50,376
Small Cap Equity Fund - 1.45% series contract	1,108.336	15.989568	17,722
Small Cap Equity Fund - 1.40% series contract	50,651.556	14.884256	753,911
Small Cap Equity Fund - 1.25% series contract	130,636.690	16.174755	2,113,016
Small Cap Equity Fund - 1.00% series contract	3,840.905	16.408658	63,024
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	791.125	9.216104	7,291
Global Real Estate Fund - 1.95% series contract	221.147	9.238123	2,043
Global Real Estate Fund - 1.80% series contract	1,614.499	9.323462	15,053
Global Real Estate Fund - 1.75% series contract	2,300.129	9.345552	21,496
Global Real Estate Fund - 1.65% series contract	5,747.619	9.399741	54,026
Global Real Estate Fund - 1.55% series contract	18,738.044	9.454045	177,150
Global Real Estate Fund - 1.50% series contract	4,092.444	9.486166	38,822
Global Real Estate Fund - 1.45% series contract	1,476.770	9.508710	14,042
Global Real Estate Fund - 1.25% series contract	247,222.023	9.618860	2,377,994
Global Real Estate Fund - 1.00% series contract	7,341.409	9.758007	71,638
Government Securities Fund - 1.70% series contract	1,092.189	12.321153	13,457
Government Securities Fund - 1.65% series contract	12,783.311	12.392386	158,416
Government Securities Fund - 1.40% series contract	36,678.729	12.755201	467,845
International Growth Fund - 2.00% series contract	9,022.581	10.862538	98,008
International Growth Fund - 1.95% series contract	4,643.985	10.888514	50,566
International Growth Fund - 1.80% series contract	230.858	10.989029	2,537
International Growth Fund - 1.75% series contract	13,507.099	11.015114	148,782
International Growth Fund - 1.65% series contract	708.285	11.078939	7,847
International Growth Fund - 1.55% series contract	5,800.035	11.142924	64,629
International Growth Fund - 1.50% series contract	1,853.080	11.180752	20,719
International Growth Fund - 1.45% series contract	641.956	11.207262	7,195
International Growth Fund - 1.25% series contract	109,905.929	11.337100	1,246,015
International Growth Fund - 1.00% series contract	4,512.773	11.501015	51,901
Mid Cap Core Equity Fund - 2.00% series contract	8,029.645	12.710064	102,057
Mid Cap Core Equity Fund - 1.95% series contract	3,397.771	12.740426	43,289
Mid Cap Core Equity Fund - 1.80% series contract	1,127.803	12.858012	14,501
Mid Cap Core Equity Fund - 1.75% series contract	6,382.696	12.888526	82,264
Mid Cap Core Equity Fund - 1.70% series contract	74.177	21.526836	1,597
Mid Cap Core Equity Fund - 1.65% series contract *	9.528	12.963261	124
Mid Cap Core Equity Fund - 1.65% series contract	1,860.024	21.651340	40,272
Mid Cap Core Equity Fund - 1.55% series contract	694.465	13.038117	9,055
Mid Cap Core Equity Fund - 1.50% series contract	2,009.098	13.082374	26,284
Mid Cap Core Equity Fund - 1.45% series contract	1,173.766	13.113423	15,392
Mid Cap Core Equity Fund - 1.40% series contract	25,127.077	22.285293	559,964
Mid Cap Core Equity Fund - 1.25% series contract	83,466.500	13.265341	1,107,212
Mid Cap Core Equity Fund - 1.00% series contract	1,508.643	13.457130	20,302
Mid Cap Growth Fund - 2.00% series contract	1,247.952	13.037388	16,270
Mid Cap Growth Fund - 1.80% series contract **	552.489	13.082190	7,228
Mid Cap Growth Fund - 1.80% series contract	950.761	13.082190	12,438
Mid Cap Growth Fund - 1.75% series contract	2,036.575	13.093356	26,666
Mid Cap Growth Fund - 1.70% series contract	1,186.407	13.104605	15,547
Mid Cap Growth Fund - 1.65% series contract *	1,308.410	13.115808	17,161
Mid Cap Growth Fund - 1.65% series contract	3,506.954	13.115808	45,997
Mid Cap Growth Fund - 1.55% series contract	13,159.780	13.138202	172,896
Mid Cap Growth Fund - 1.50% series contract	3,737.240	13.149402	49,142
Mid Cap Growth Fund - 1.45% series contract	2,568.219	13.160617	33,799
Mid Cap Growth Fund - 1.40% series contract	76,978.202	13.171865	1,013,946
Mid Cap Growth Fund - 1.25% series contract	197,948.192	13.205624	2,614,029
Mid Cap Growth Fund - 1.00% series contract	14,333.646	13.261911	190,092
Utilities Fund - 1.80% series contract	83.281	19.089966	1,590
Utilities Fund - 1.70% series contract	87.202	19.279082	1,681
Utilities Fund - 1.65% series contract	5,997.869	19.373976	116,203
Utilities Fund - 1.40% series contract	67,304.497	19.855634	1,336,373

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	23,045.596	$13.944187	$321,352
Balanced Portfolio - 1.95% series contract	10,078.762	13.977529	140,876
Balanced Portfolio - 1.80% series contract**	1,379.280	14.106469	19,457
Balanced Portfolio - 1.80% series contract	838.067	20.493130	17,175
Balanced Portfolio - 1.75% series contract	39,769.751	14.139951	562,342
Balanced Portfolio - 1.70% series contract	2,857.837	20.731783	59,248
Balanced Portfolio - 1.65% series contract *	5,174.460	14.221891	73,591
Balanced Portfolio - 1.65% series contract	16,782.929	20.851691	349,952
Balanced Portfolio - 1.55% series contract	30,520.461	14.304001	436,565
Balanced Portfolio - 1.50% series contract	3,661.492	14.352520	52,552
Balanced Portfolio - 1.45% series contract	3,020.830	14.386581	43,459
Balanced Portfolio - 1.40% series contract	117,938.557	21.462127	2,531,212
Balanced Portfolio - 1.25% series contract	206,565.454	14.553156	3,006,179
Balanced Portfolio - 1.00% series contract	2,540.445	14.763525	37,506
Enterprise Portfolio - 2.00% series contract	826.493	13.881069	11,473
Enterprise Portfolio - 1.80% series contract	198.994	30.774328	6,124
Enterprise Portfolio - 1.75% series contract	1,495.123	14.076052	21,045
Enterprise Portfolio - 1.70% series contract	162.799	31.132748	5,068
Enterprise Portfolio - 1.65% series contract *	2,720.303	14.157654	38,513
Enterprise Portfolio - 1.65% series contract	592.907	31.312758	18,566
Enterprise Portfolio - 1.55% series contract	10,031.557	14.239416	142,844
Enterprise Portfolio - 1.50% series contract	2,367.323	14.287780	33,824
Enterprise Portfolio - 1.40% series contract	29,217.748	32.229649	941,678
Enterprise Portfolio - 1.25% series contract	76,852.222	14.487601	1,113,404
Enterprise Portfolio - 1.00% series contract	2,041.681	14.697126	30,007
Global Research Portfolio - 1.70% series contract	113.133	15.697195	1,776
Global Research Portfolio - 1.65% series contract	111.603	15.787969	1,762
Global Research Portfolio - 1.40% series contract	9,094.829	16.250418	147,795
Janus Portfolio - 2.00% series contract	26,116.317	12.853540	335,687
Janus Portfolio - 1.95% series contract	12,151.058	12.884233	156,557
Janus Portfolio - 1.80% series contract	601.599	13.003184	7,823
Janus Portfolio - 1.75% series contract	21,956.428	13.034039	286,181
Janus Portfolio - 1.70% series contract	1,576.961	19.387406	30,573
Janus Portfolio - 1.65% series contract *	3,098.164	13.109552	40,616
Janus Portfolio - 1.65% series contract	1,080.292	19.499511	21,065
Janus Portfolio - 1.55% series contract	4,010.865	13.185291	52,884
Janus Portfolio - 1.50% series contract	2,229.643	13.230051	29,498
Janus Portfolio - 1.40% series contract	40,026.442	20.070540	803,352
Janus Portfolio - 1.25% series contract	122,228.179	13.415053	1,639,697
Janus Portfolio - 1.00% series contract	2,740.511	13.608993	37,296
Overseas Portfolio - 2.00% series contract	1,125.201	8.227177	9,257
Overseas Portfolio - 1.80% series contract	1,156.616	8.323029	9,627
Overseas Portfolio - 1.75% series contract	37,927.263	8.342810	316,420
Overseas Portfolio - 1.70% series contract	193.257	20.733623	4,007
Overseas Portfolio - 1.65% series contract *	13,165.492	8.391174	110,474
Overseas Portfolio - 1.65% series contract	7,422.874	20.829460	154,614
Overseas Portfolio - 1.55% series contract	30,530.541	8.439661	257,667
Overseas Portfolio - 1.50% series contract	5,237.813	8.468315	44,355
Overseas Portfolio - 1.45% series contract	7,574.174	8.488422	64,293
Overseas Portfolio - 1.40% series contract	134,064.377	21.315488	2,857,648
Overseas Portfolio - 1.25% series contract	604,001.460	8.586785	5,186,431
Overseas Portfolio - 1.00% series contract	42,498.651	8.711021	370,207
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	647.386	11.362491	7,356
Core Plus Fixed Income Portfolio - 1.70% series contract	888.368	12.891497	11,452
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.644	11.428340	110
Core Plus Fixed Income Portfolio - 1.65% series contract	13,288.265	12.966045	172,296
Core Plus Fixed Income Portfolio - 1.55% series contract	1,447.254	11.494301	16,635
Core Plus Fixed Income Portfolio - 1.40% series contract	27,970.993	13.345693	373,292
Core Plus Fixed Income Portfolio - 1.25% series contract	47.082	11.694526	551
Core Plus Fixed Income Portfolio - 1.00% series contract	1,702.086	11.863535	20,193
Mid Cap Growth Portfolio - 1.80% series contract	295.315	14.633190	4,321
Mid Cap Growth Portfolio - 1.75% series contract	1,107.130	14.667928	16,239
Mid Cap Growth Portfolio - 1.70% series contract	92.589	15.610451	1,445
Mid Cap Growth Portfolio - 1.65% series contract *	1,473.464	14.752980	21,738
Mid Cap Growth Portfolio - 1.65% series contract	6,621.838	15.663447	103,721
Mid Cap Growth Portfolio - 1.55% series contract	9,114.167	14.838147	135,237
Mid Cap Growth Portfolio - 1.50% series contract	1,117.983	14.888527	16,645
Mid Cap Growth Portfolio - 1.45% series contract	172.467	14.923874	2,574
Mid Cap Growth Portfolio - 1.40% series contract	21,293.360	15.931061	339,226
Mid Cap Growth Portfolio - 1.25% series contract	73,704.464	15.096752	1,112,698
Mid Cap Growth Portfolio - 1.00% series contract	3,786.443	15.315065	57,990
U.S. Real Estate Portfolio - 1.80% series contract	240.668	25.332591	6,097
U.S. Real Estate Portfolio - 1.70% series contract	1,550.659	25.627684	39,740
U.S. Real Estate Portfolio - 1.65% series contract	7,323.535	25.775954	188,771
U.S. Real Estate Portfolio - 1.40% series contract	112,054.383	26.530815	2,972,894

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	85.062	$22.455470	$1,910
Guardian Portfolio - 1.75% series contract	3,025.984	13.869121	41,968
Guardian Portfolio - 1.70% series contract	182.991	22.717013	4,157
Guardian Portfolio - 1.65% series contract *	9.410	13.949526	131
Guardian Portfolio - 1.65% series contract	218.458	22.848412	4,991
Guardian Portfolio - 1.55% series contract	3,284.892	14.030096	46,087
Guardian Portfolio - 1.50% series contract	1,276.871	14.077713	17,975
Guardian Portfolio - 1.45% series contract	1,505.509	14.111099	21,244
Guardian Portfolio - 1.40% series contract	57,328.135	23.517484	1,348,213
Guardian Portfolio - 1.25% series contract	55,102.739	14.274612	786,570
Guardian Portfolio - 1.00% series contract	2,014.733	14.480985	29,175
Small-Cap Growth Portfolio - 1.70% series contract	1,032.543	17.358069	17,923
Small-Cap Growth Portfolio - 1.65% series contract	79.774	17.458522	1,393
Small-Cap Growth Portfolio - 1.40% series contract	10,256.422	17.969669	184,305
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	867.384	11.606023	10,067
Capital Appreciation Fund - 1.80% series contract	2,164.528	11.741200	25,414
Capital Appreciation Fund - 1.75% series contract	6,406.901	11.769046	75,403
Capital Appreciation Fund - 1.70% series contract	77.934	18.080702	1,409
Capital Appreciation Fund - 1.65% series contract *	2,386.359	11.837249	28,248
Capital Appreciation Fund - 1.65% series contract	566.079	18.185252	10,294
Capital Appreciation Fund - 1.55% series contract	24,649.223	11.905621	293,464
Capital Appreciation Fund - 1.50% series contract	6,535.108	11.946025	78,069
Capital Appreciation Fund - 1.45% series contract	3,493.916	11.974335	41,837
Capital Appreciation Fund - 1.40% series contract	42,228.573	18.717774	790,425
Capital Appreciation Fund - 1.25% series contract	296,023.676	12.113107	3,585,766
Capital Appreciation Fund - 1.00% series contract	24,579.217	12.288249	302,036
Capital Income Fund - 1.75% series contract	9.585	9.223171	88
Capital Income Fund - 1.70% series contract	145.497	13.443675	1,956
Capital Income Fund - 1.65% series contract *	1,766.008	9.276623	16,383
Capital Income Fund - 1.65% series contract	10,070.513	13.521392	136,167
Capital Income Fund - 1.55% series contract	177.691	9.330185	1,658
Capital Income Fund - 1.40% series contract	57,380.189	13.917361	798,581
Capital Income Fund - 1.25% series contract	16,392.360	9.492790	155,609
Capital Income Fund - 1.00% series contract	9.485	9.630039	91
Global Fund - 2.00% series contract	9,436.828	12.727357	120,106
Global Fund - 1.95% series contract	4,358.811	12.757784	55,609
Global Fund - 1.80% series contract**	772.674	12.875585	9,949
Global Fund - 1.80% series contract	202.546	25.040395	5,072
Global Fund - 1.75% series contract	15,172.972	12.906129	195,824
Global Fund - 1.70% series contract	232.428	25.332031	5,888
Global Fund - 1.65% series contract *	2,238.490	12.980928	29,058
Global Fund - 1.65% series contract	4,089.249	25.478479	104,188
Global Fund - 1.55% series contract	2,749.851	13.055908	35,902
Global Fund - 1.50% series contract	386.650	13.100245	5,065
Global Fund - 1.40% series contract	67,824.783	26.224545	1,778,674
Global Fund - 1.25% series contract	102,696.984	13.283434	1,364,169
Global Fund - 1.00% series contract	187.711	13.475550	2,530
Main Street Fund - 2.00% series contract	18,228.012	13.185239	240,341
Main Street Fund - 1.95% series contract	8,878.260	13.216772	117,342
Main Street Fund - 1.75% series contract	15,545.979	13.370389	207,856
Main Street Fund - 1.70% series contract	14.911	15.576005	232
Main Street Fund - 1.65% series contract *	362.332	13.447922	4,873
Main Street Fund - 1.65% series contract	2,101.825	15.647976	32,889
Main Street Fund - 1.55% series contract	5,249.910	13.525585	71,008
Main Street Fund - 1.50% series contract	653.614	13.571454	8,870
Main Street Fund - 1.45% series contract	277.546	13.603692	3,776
Main Street Fund - 1.40% series contract	105,978.926	16.013036	1,697,044
Main Street Fund - 1.25% series contract	56,639.214	13.761254	779,427
Main Street Fund - 1.00% series contract	2,814.743	13.960206	39,294
Main Street Small Cap Fund - 1.80% series contract	8,699.714	28.008519	243,666
Main Street Small Cap Fund - 1.75% series contract	2,000.372	16.244615	32,495
Main Street Small Cap Fund - 1.70% series contract	695.995	28.334722	19,721
Main Street Small Cap Fund - 1.65% series contract *	2,482.574	16.338743	40,562
Main Street Small Cap Fund - 1.65% series contract	2,903.273	28.498575	82,739
Main Street Small Cap Fund - 1.55% series contract	6,118.398	16.433086	100,544
Main Street Small Cap Fund - 1.50% series contract	512.194	16.488873	8,446
Main Street Small Cap Fund - 1.45% series contract	211.909	16.528019	3,502
Main Street Small Cap Fund - 1.40% series contract	94,635.406	29.333021	2,775,942
Main Street Small Cap Fund - 1.25% series contract	48,437.982	16.719518	809,860
Main Street Small Cap Fund - 1.00% series contract	906.969	16.961275	15,383

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	17,986.897	$13.486457	$242,580
High Yield Portfolio - 1.95% series contract	7,312.537	13.518685	98,856
High Yield Portfolio - 1.80% series contract	1,419.375	13.643424	19,365
High Yield Portfolio - 1.75% series contract	20,848.798	13.675793	285,124
High Yield Portfolio - 1.70% series contract	536.683	22.003706	11,809
High Yield Portfolio - 1.65% series contract *	4,941.054	13.754988	67,964
High Yield Portfolio - 1.65% series contract	2,594.075	22.130943	57,409
High Yield Portfolio - 1.55% series contract	10,222.026	13.834438	141,416
High Yield Portfolio - 1.50% series contract	3,211.768	13.881330	44,584
High Yield Portfolio - 1.45% series contract	814.988	13.914279	11,340
High Yield Portfolio - 1.40% series contract	34,802.021	22.778859	792,750
High Yield Portfolio - 1.25% series contract	159,418.781	14.075415	2,243,886
High Yield Portfolio - 1.00% series contract	4,049.486	14.278857	57,822
Real Return Portfolio - 2.00% series contract	2,182.190	11.342776	24,752
Real Return Portfolio - 1.80% series contract **	27.232	11.474766	312
Real Return Portfolio - 1.80% series contract	1,352.223	15.462126	20,908
Real Return Portfolio - 1.75% series contract	27,499.134	11.501982	316,295
Real Return Portfolio - 1.70% series contract	1,391.171	15.642219	21,761
Real Return Portfolio - 1.65% series contract *	3,451.733	11.568648	39,932
Real Return Portfolio - 1.65% series contract	21,888.150	15.732671	344,359
Real Return Portfolio - 1.55% series contract	36,749.823	11.635411	427,599
Real Return Portfolio - 1.50% series contract	4,163.935	11.674882	48,613
Real Return Portfolio - 1.45% series contract	995.624	11.702598	11,651
Real Return Portfolio - 1.40% series contract	120,050.017	16.193244	1,943,999
Real Return Portfolio - 1.25% series contract	265,939.980	11.838097	3,148,223
Real Return Portfolio - 1.00% series contract	22,114.244	12.009172	265,574
Total Return Portfolio - 2.00% series contract	47,473.317	12.385276	587,970
Total Return Portfolio - 1.95% series contract	19,200.374	12.414909	238,371
Total Return Portfolio - 1.80% series contract	515.845	12.529437	6,463
Total Return Portfolio - 1.75% series contract	76,716.085	12.559196	963,492
Total Return Portfolio - 1.70% series contract	900.999	15.895677	14,322
Total Return Portfolio - 1.65% series contract *	11,317.274	12.631929	142,959
Total Return Portfolio - 1.65% series contract	13,855.885	15.987617	221,523
Total Return Portfolio - 1.55% series contract	48,153.879	12.704856	611,788
Total Return Portfolio - 1.50% series contract	7,697.428	12.747950	98,126
Total Return Portfolio - 1.45% series contract	4,803.024	12.778215	61,374
Total Return Portfolio - 1.40% series contract	158,448.514	16.455642	2,607,372
Total Return Portfolio - 1.25% series contract	627,500.106	12.926132	8,111,149
Total Return Portfolio - 1.00% series contract	36,429.476	13.112983	477,699
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	1,249.548	16.105404	20,124
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	1,485.614	16.198520	24,065
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	45,459.979	16.672844	757,947
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	4,306.648	12.050364	51,897
2015 ETF Fund - 1.70% series contract	759.657	11.530951	8,760
2015 ETF Fund - 1.65% series contract *	9.588	12.120188	116
2015 ETF Fund - 1.65% series contract	333.748	11.570078	3,861
2015 ETF Fund - 1.55% series contract	1,779.353	12.190165	21,691
2015 ETF Fund - 1.40% series contract	16,874.725	11.767710	198,577
2015 ETF Fund - 1.25% series contract	2,150.707	12.402523	26,674
2015 ETF Fund - 1.00% series contract	4,187.483	12.581836	52,686
2025 ETF Fund - 1.75% series contract	9.566	11.648640	111
2025 ETF Fund - 1.70% series contract	517.006	11.013056	5,694
2025 ETF Fund - 1.65% series contract *	9.567	11.716149	112
2025 ETF Fund - 1.65% series contract	8.432	11.050454	93
2025 ETF Fund - 1.55% series contract	12,782.703	11.783795	150,629
2025 ETF Fund - 1.40% series contract	19,699.669	11.239207	221,409
2025 ETF Fund - 1.25% series contract	30,165.937	11.989074	361,662
2025 ETF Fund - 1.00% series contract	951.868	12.162403	11,577
2035 ETF Fund - 1.75% series contract	9.547	11.333373	108
2035 ETF Fund - 1.70% series contract	6,422.328	10.482100	67,319
2035 ETF Fund - 1.65% series contract *	9.548	11.399098	109
2035 ETF Fund - 1.65% series contract	18.254	10.517687	192
2035 ETF Fund - 1.55% series contract	9.939	11.464874	114
2035 ETF Fund - 1.40% series contract	17,218.567	10.697369	184,193
2035 ETF Fund - 1.25% series contract	13,285.231	11.664666	154,968
2035 ETF Fund - 1.00% series contract	1,531.638	11.833302	18,124

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$31,761	$6,661	$25,100	$9,528	$0	$65,788	$75,316	$100,416
American Century Variable Portfolios - Class I:
Vista Fund	0	21,715	(21,715)	90,111	0	316,448	406,559	384,844
American Century Variable Portfolios - Class II:
Large Company Value Fund	34,213	32,783	1,430	51,559	0	556,035	607,594	609,024
Mid Cap Value Fund	20,512	25,493	(4,981)	49,837	24,336	379,051	453,224	448,243
Ultra Fund	840	2,782	(1,942)	31,887	0	26,230	58,117	56,175
Calamos Advisors Trust:
Growth and Income Portfolio	22,611	27,666	(5,055)	73,211	88,851	128,304	290,366	285,311
Davis Variable Account Fund, Inc.:
Value Portfolio	56,330	81,357	(25,027)	225,122	476,378	994,551	1,696,051	1,671,024
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	13,496	18,155	(4,659)	38,943	0	328,610	367,553	362,894
Stock Index Fund, Inc.	268,581	229,440	39,141	32,733	173,772	4,018,475	4,224,980	4,264,121
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	0	6,211	(6,211)	39,219	0	90,069	129,288	123,077
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	2,787	3,158	(371)	50,446	0	10,004	60,450	60,079
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	0	42,096	(42,096)	0	0	0	0	(42,096)
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	13,370	11,239	2,131	(305)	1,864	132,365	133,924	136,055
DWS Variable Series II - Class A:
Global Growth VIP	996	1,000	(4)	3,881	0	11,825	15,706	15,702
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	1,053	2,200	(1,147)	3,871	0	46,446	50,317	49,170
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	186,207	184,677	1,530	425,545	72,137	827,613	1,325,295	1,326,825
Ibbotson Conservative ETF Asset Allocation Portfolio	54,479	58,975	(4,496)	238,767	50,597	(225,891)	63,473	58,977
Ibbotson Growth ETF Asset Allocation Portfolio	298,534	340,301	(41,767)	832,167	32,503	2,613,317	3,477,987	3,436,220
Ibbotson Income and Growth ETF Asset Allocation Portfolio	112,195	104,394	7,801	133,213	71,133	215,824	420,170	427,971
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	9,255	10,033	(778)	48,946	11,943	165,514	226,403	225,625
Franklin U.S. Government Fund	56,339	27,773	28,566	(4,790)	0	(97,507)	(102,297)	(73,731)
Mutual Global Discovery Securities Fund	38,177	18,870	19,307	19,113	158,666	143,523	321,302	340,609
Mutual Shares Securities Fund	67,540	42,012	25,528	137,849	0	519,272	657,121	682,649
Templeton Foreign Securities Fund	34,572	21,146	13,426	28,071	0	255,373	283,444	296,870
Templeton Global Bond Securities Fund	148,895	39,497	109,398	(38,728)	38,443	(109,834)	(110,119)	(721)
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	25,212	51,325	(26,113)	164,575	0	874,012	1,038,587	1,012,474
Comstock Fund	65,016	56,971	8,045	72,231	0	1,030,063	1,102,294	1,110,339
Core Equity Fund	5,792	5,468	324	12,324	0	75,982	88,306	88,630
Diversified Dividend Fund	6,845	4,241	2,604	2,988	0	66,714	69,702	72,306
Global Health Care Fund	7,901	16,107	(8,206)	12,780	0	356,076	368,856	360,650
Small Cap Equity Fund	220	33,624	(33,404)	153,808	26,480	618,730	799,018	765,614

The accompanying notes are an integral part of these financial statements.

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2013

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	$112,008	$37,685	$74,323	$126,305	$0	$(182,522)	$(56,217)	$18,106
Government Securities Fund	22,089	10,387	11,702	(3,865)	0	(38,799)	(42,664)	(30,962)
International Growth Fund	15,796	23,446	(7,650)	67,770	0	148,671	216,441	208,791
Mid Cap Core Equity Fund	31,546	22,804	8,742	41,489	105,535	230,363	377,387	386,129
Mid Cap Growth Fund	7,977	46,763	(38,786)	18,571	0	1,072,218	1,090,789	1,052,003
Utilities Fund	38,643	21,140	17,503	(55,615)	29,110	136,260	109,755	127,258
Janus Aspen Series - Service Shares:
Balanced Portfolio	126,827	88,650	38,177	92,826	282,752	626,690	1,002,268	1,040,445
Enterprise Portfolio	6,534	24,175	(17,641)	73,881	0	415,333	489,214	471,573
Global Research Portfolio	1,611	2,179	(568)	9,095	0	27,701	36,796	36,228
Janus Portfolio	20,166	44,481	(24,315)	237,366	0	542,864	780,230	755,915
Overseas Portfolio	265,202	114,618	150,584	219,638	0	683,987	903,625	1,054,209
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	27,231	10,922	16,309	(20,600)	0	(10,692)	(31,292)	(14,983)
Mid Cap Growth Portfolio	5,343	20,936	(15,593)	(24,242)	33,151	478,314	487,223	471,630
U.S. Real Estate Portfolio	37,634	49,471	(11,837)	87,164	0	(49,749)	37,415	25,578
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	14,052	28,267	(14,215)	233,136	105,839	319,906	658,881	644,666
Small-Cap Growth Portfolio	0	2,976	(2,976)	42,623	0	36,255	78,878	75,902
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	31,893	57,537	(25,644)	168,646	0	949,267	1,117,913	1,092,269
Capital Income Fund	23,794	15,562	8,232	(31,207)	0	137,559	106,352	114,584
Global Fund	37,247	44,729	(7,482)	49,077	0	667,130	716,207	708,725
Main Street Fund	24,766	42,013	(17,247)	131,698	0	625,579	757,277	740,030
Main Street Small Cap Fund	25,055	51,404	(26,349)	157,992	43,254	963,099	1,164,345	1,137,996
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	210,648	53,861	156,787	27,504	0	(23,154)	4,350	161,137
Real Return Portfolio	120,905	104,817	16,088	143,180	53,484	(1,073,350)	(876,686)	(860,598)
Total Return Portfolio	315,341	195,629	119,712	92,443	120,903	(807,409)	(594,063)	(474,351)
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	24	11,053	(11,029)	(13,824)	0	139,077	125,253	114,224
Wilshire Variable Insurance Trust:
2015 ETF Fund	6,526	4,498	2,028	2,459	3,076	19,536	25,071	27,099
2025 ETF Fund	12,796	8,327	4,469	2,292	0	56,724	59,016	63,485
2035 ETF Fund	7,218	4,306	2,912	4,348	759	35,308	40,415	43,327

The accompanying notes are an integral part of these financial statements.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2013

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$25,100	$9,528	$0	$65,788	$100,416	$78,252	$37,195	$6,053	$47,110	$147,526	$449,851	$597,377
American Century Variable Portfolios - Class I:
Vista Fund	(21,715)	90,111	0	316,448	384,844	120,722	189,648	(30,500)	(99,426)	285,418	1,387,422	1,672,840
American Century Variable Portfolios - Class II:
Large Company Value Fund	1,430	51,559	0	556,035	609,024	645,574	117,151	150,346	678,769	1,287,793	1,811,406	3,099,199
Mid Cap Value Fund	(4,981)	49,837	24,336	379,051	448,243	502,793	104,998	121,426	519,221	967,464	1,396,202	2,363,666
Ultra Fund	(1,942)	31,887	0	26,230	56,175	7,284	329	(42,041)	(35,086)	21,089	184,113	205,202
Calamos Advisors Trust:
Growth and Income Portfolio	(5,055)	73,211	88,851	128,304	285,311	196,283	118,200	(395,628)	(317,545)	(32,234)	2,090,360	2,058,126
Davis Variable Account Fund, Inc.:
Value Portfolio	(25,027)	225,122	476,378	994,551	1,671,024	785,234	379,681	(56,157)	349,396	2,020,420	5,055,162	7,075,582
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(4,659)	38,943	0	328,610	362,894	172,683	135,479	17,479	54,683	417,577	1,077,195	1,494,772
Stock Index Fund, Inc.	39,141	32,733	173,772	4,018,475	4,264,121	1,615,136	1,029,710	187,462	772,888	5,037,009	13,998,876	19,035,885
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(6,211)	39,219	0	90,069	123,077	28,018	57,665	60,555	30,908	153,985	393,154	547,139
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(371)	50,446	0	10,004	60,079	21,027	35,599	(87,597)	(102,169)	(42,090)	221,151	179,061
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(42,096)	0	0	0	(42,096)	2,530,600	1,548,511	(842,786)	139,303	97,207	2,523,173	2,620,380
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	2,131	(305)	1,864	132,365	136,055	43,284	41,736	(57,110)	(55,562)	80,493	737,263	817,756
DWS Variable Series II - Class A:
Global Growth VIP	(4)	3,881	0	11,825	15,702	17,735	12,038	(3,508)	2,189	17,891	75,784	93,675
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	(1,147)	3,871	0	46,446	49,170	97,289	14,585	49,815	132,519	181,689	108,612	290,301
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,530	425,545	72,137	827,613	1,326,825	1,208,662	1,117,494	(223,970)	(132,802)	1,194,023	12,777,838	13,971,861
Ibbotson Conservative ETF Asset Allocation Portfolio	(4,496)	238,767	50,597	(225,891)	58,977	232,934	376,701	(1,307,366)	(1,451,133)	(1,392,156)	5,616,718	4,224,562
Ibbotson Growth ETF Asset Allocation Portfolio	(41,767)	832,167	32,503	2,613,317	3,436,220	2,418,149	2,134,901	454,802	738,050	4,174,270	22,546,283	26,720,553
Ibbotson Income and Growth ETF Asset Allocation Portfolio	7,801	133,213	71,133	215,824	427,971	590,638	381,086	307,102	516,654	944,625	6,956,482	7,901,107
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	(778)	48,946	11,943	165,514	225,625	192,785	149,052	265,074	308,807	534,432	486,480	1,020,912
Franklin U.S. Government Fund	28,566	(4,790)	0	(97,507)	(73,731)	230,776	322,008	(47,083)	(138,315)	(212,046)	2,190,900	1,978,854
Mutual Global Discovery Securities Fund	19,307	19,113	158,666	143,523	340,609	390,452	135,813	929,657	1,184,296	1,524,905	779,452	2,304,357
Mutual Shares Securities Fund	25,528	137,849	0	519,272	682,649	567,016	136,016	1,311	432,311	1,114,960	2,308,616	3,423,576
Templeton Foreign Securities Fund	13,426	28,071	0	255,373	296,870	384,131	117,566	332,109	598,674	895,544	1,081,471	1,977,015
Templeton Global Bond Securities Fund	109,398	(38,728)	38,443	(109,834)	(721)	662,766	183,223	(102,373)	377,170	376,449	2,703,824	3,080,273
The accompanying notes are an integral part of these financial statements.

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2013

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(26,113)	$164,575	$0	$874,012	$1,012,474	$346,028	$234,771	$(38,913)	$72,344	$1,084,818	$3,084,963	$4,169,781
Comstock Fund	8,045	72,231	0	1,030,063	1,110,339	374,075	312,364	204,495	266,206	1,376,545	3,198,606	4,575,151
Core Equity Fund	324	12,324	0	75,982	88,630	16,553	48,826	62,572	30,299	118,929	309,384	428,313
Diversified Dividend Fund	2,604	2,988	0	66,714	72,306	20,865	14,932	14,228	20,161	92,467	242,491	334,958
Global Health Care Fund	(8,206)	12,780	0	356,076	360,650	48,442	95,141	106,332	59,633	420,283	921,637	1,341,920
Small Cap Equity Fund	(33,404)	153,808	26,480	618,730	765,614	494,503	197,543	258,261	555,221	1,320,835	1,928,724	3,249,559
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	74,323	126,305	0	(182,522)	18,106	574,177	110,371	(256,618)	207,188	225,294	2,554,261	2,779,555
Government Securities Fund	11,702	(3,865)	0	(38,799)	(30,962)	30,904	91,481	(41,233)	(101,810)	(132,772)	772,490	639,718
International Growth Fund	(7,650)	67,770	0	148,671	208,791	399,889	48,893	(323,884)	27,112	235,903	1,462,296	1,698,199
Mid Cap Core Equity Fund	8,742	41,489	105,535	230,363	386,129	226,080	60,076	113,537	279,541	665,670	1,356,643	2,022,313
Mid Cap Growth Fund	(38,786)	18,571	0	1,072,218	1,052,003	408,674	173,822	8,076	242,928	1,294,931	2,920,280	4,215,211
Utilities Fund	17,503	(55,615)	29,110	136,260	127,258	86,910	74,125	(95,860)	(83,075)	44,183	1,411,664	1,455,847
Janus Aspen Series - Service Shares:
Balanced Portfolio	38,177	92,826	282,752	626,690	1,040,445	866,554	544,281	1,075,051	1,397,324	2,437,769	5,213,697	7,651,466
Enterprise Portfolio	(17,641)	73,881	0	415,333	471,573	455,052	163,671	257,231	548,612	1,020,185	1,342,361	2,362,546
Global Research Portfolio	(568)	9,095	0	27,701	36,228	8,579	28,442	(18,627)	(38,490)	(2,262)	153,595	151,333
Janus Portfolio	(24,315)	237,366	0	542,864	755,915	456,258	275,017	(400,092)	(218,851)	537,064	2,904,165	3,441,229
Overseas Portfolio	150,584	219,638	0	683,987	1,054,209	1,206,126	498,142	(548,343)	159,641	1,213,850	8,171,150	9,385,000
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	16,309	(20,600)	0	(10,692)	(14,983)	23,185	111,112	(114,436)	(202,363)	(217,346)	819,231	601,885
Mid Cap Growth Portfolio	(15,593)	(24,242)	33,151	478,314	471,630	260,080	109,600	(293,985)	(143,505)	328,125	1,483,709	1,811,834
U.S. Real Estate Portfolio	(11,837)	87,164	0	(49,749)	25,578	189,295	358,767	774	(168,698)	(143,120)	3,350,622	3,207,502
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(14,215)	233,136	105,839	319,906	644,666	203,068	240,692	(186,136)	(223,760)	420,906	1,881,515	2,302,421
Small-Cap Growth Portfolio	(2,976)	42,623	0	36,255	75,902	16,181	66,951	(15,444)	(66,214)	9,688	193,933	203,621
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(25,644)	168,646	0	949,267	1,092,269	710,859	205,291	(104,988)	400,580	1,492,849	3,749,583	5,242,432
Capital Income Fund	8,232	(31,207)	0	137,559	114,584	78,005	99,268	(32,852)	(54,115)	60,469	1,050,064	1,110,533
Global Fund	(7,482)	49,077	0	667,130	708,725	370,479	154,742	140,811	356,548	1,065,273	2,646,761	3,712,034
Main Street Fund	(17,247)	131,698	0	625,579	740,030	178,926	184,391	(3,625)	(9,090)	730,940	2,472,012	3,202,952
Main Street Small Cap Fund	(26,349)	157,992	43,254	963,099	1,137,996	253,450	258,174	76,888	72,164	1,210,160	2,922,700	4,132,860
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	156,787	27,504	0	(23,154)	161,137	566,389	241,430	13,553	338,512	499,649	3,575,256	4,074,905
Real Return Portfolio	16,088	143,180	53,484	(1,073,350)	(860,598)	930,190	802,941	(882,220)	(754,971)	(1,615,569)	8,229,547	6,613,978
Total Return Portfolio	119,712	92,443	120,903	(807,409)	(474,351)	2,078,984	1,049,477	(301,186)	728,321	253,970	13,888,638	14,142,608
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(11,029)	(13,824)	0	139,077	114,224	46,176	86,609	(20,107)	(60,540)	53,684	748,452	802,136
Wilshire Variable Insurance Trust:
2015 ETF Fund	2,028	2,459	3,076	19,536	27,099	16,189	3,966	45,158	57,381	84,480	279,782	364,262
2025 ETF Fund	4,469	2,292	0	56,724	63,485	57,787	312	134,292	191,767	255,252	496,035	751,287
2035 ETF Fund	2,912	4,348	759	35,308	43,327	101,093	11,849	58,329	147,573	190,900	234,227	425,127

The accompanying notes are an integral part of these financial statements.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$702	$9,012	$0	$40,028	$49,742	$80,061	$17,200	$(29,844)	$33,017	$82,759	$367,092	$449,851
American Century Variable Portfolios - Class I:
Vista Fund	(19,298)	(10,394)	0	196,681	166,989	136,260	123,125	(13,565)	(430)	166,559	1,220,863	1,387,422
American Century Variable Portfolios - Class II:
Large Company Value Fund	6,482	13,883	0	157,898	178,263	621,580	49,442	131,695	703,833	882,096	929,310	1,811,406
Mid Cap Value Fund	6,541	50,023	59,200	41,492	157,256	387,940	87,637	(42,317)	257,986	415,242	980,960	1,396,202
Ultra Fund	(2,750)	4,181	0	18,945	20,376	13,261	3,435	(12,527)	(2,701)	17,675	166,438	184,113
Calamos Advisors Trust:
Growth and Income Portfolio	14,179	98,411	25,842	(5,723)	132,709	279,709	314,340	68,104	33,473	166,182	1,924,178	2,090,360
Davis Variable Account Fund, Inc.:
Value Portfolio	18,723	120,001	303,745	65,210	507,679	743,524	218,118	(277,690)	247,716	755,395	4,299,767	5,055,162
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(8,925)	9,271	0	98,627	98,973	105,812	53,252	(44,496)	8,064	107,037	970,158	1,077,195
Stock Index Fund, Inc.	54,025	(268,094)	648,789	1,279,093	1,713,813	1,584,584	795,131	(627,406)	162,047	1,875,860	12,123,016	13,998,876
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(5,541)	34,109	0	21,681	50,249	28,295	54,339	20,704	(5,340)	44,909	348,245	393,154
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(2,980)	14,304	0	24,412	35,736	27,268	12,874	(30,963)	(16,569)	19,167	201,984	221,151
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(36,472)	0	0	0	(36,472)	1,368,209	193,620	(1,893,612)	(719,023)	(755,495)	3,278,668	2,523,173
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	13,650	2,396	0	48,769	64,815	53,616	77,722	(65,540)	(89,646)	(24,831)	762,094	737,263
DWS Variable Series II - Class A:
Global Thematic VIP	84	623	0	7,826	8,533	27,688	77	3,715	31,326	39,859	35,925	75,784
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	(429)	54	0	6,967	6,592	38,388	120	33,715	71,983	78,575	30,037	108,612
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	19,616	274,575	526,217	233,341	1,053,749	1,693,496	719,601	(225,644)	748,251	1,802,000	10,975,838	12,777,838
Ibbotson Conservative ETF Asset Allocation Portfolio	16,871	79,388	103,818	(33,117)	166,960	475,124	346,602	1,248,452	1,376,974	1,543,934	4,072,784	5,616,718
Ibbotson Growth ETF Asset Allocation Portfolio	(31,290)	788,299	1,640,347	(78,667)	2,318,689	2,580,667	2,411,984	(496,846)	(328,163)	1,990,526	20,555,757	22,546,283
Ibbotson Income and Growth ETF Asset Allocation Portfolio	10,248	222,202	201,059	(9,779)	423,730	790,067	379,089	(477,505)	(66,527)	357,203	6,599,279	6,956,482
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	(1,966)	13,542	0	49,088	60,664	123,661	7,697	32,185	148,149	208,813	277,667	486,480
Franklin U.S. Government Fund	28,919	17,458	0	(36,563)	9,814	448,563	396,718	16,276	68,121	77,935	2,112,965	2,190,900
Mutual Global Discovery Securities Fund	10,913	681	40,233	19,788	71,615	193,095	15,968	(10,968)	166,159	237,774	541,678	779,452
Mutual Shares Securities Fund	14,906	32,129	0	188,401	235,436	584,368	121,697	26,426	489,097	724,533	1,584,083	2,308,616
Templeton Foreign Securities Fund	12,877	21,276	0	94,143	128,296	347,414	43,866	89,987	393,535	521,831	559,640	1,081,471
Templeton Global Bond Securities Fund	107,714	160	3,418	160,987	272,279	884,832	123,248	118,764	880,348	1,152,627	1,551,197	2,703,824

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 27, 2012 (fund termination date).

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	$(1,479)	$(1,202)	$0	$39,633	$36,952	$26,122	$19,756	$(63,439)	$(57,073)	$(20,121)	$329,505	$309,384
Diversified Dividend Fund	1,177	329	0	29,708	31,214	24,134	15,806	20,966	29,294	60,508	181,983	242,491
Global Health Care Fund	(12,655)	(5,248)	0	168,980	151,077	54,558	72,260	(13,651)	(31,353)	119,724	801,913	921,637
Small Cap Equity Fund	(22,904)	56,129	0	162,047	195,272	488,779	138,483	(54,773)	295,523	490,795	1,437,929	1,928,724
Van Kampen American Value Fund	(19,864)	48,227	0	373,989	402,352	331,945	169,318	(2,922)	159,705	562,057	2,522,906	3,084,963
Van Kampen Comstock Fund	9,863	808	0	439,715	450,386	365,498	164,572	88,898	289,824	740,210	2,458,396	3,198,606
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund (**)	(11,416)	464,150	0	(135,763)	316,971	208,594	42,322	(2,820,395)	(2,654,123)	(2,337,152)	2,337,152	0
Global Real Estate Fund	(13,847)	22,596	0	379,027	387,776	612,566	49,891	394,208	956,883	1,344,659	1,209,602	2,554,261
Government Securities Fund	11,232	3,273	0	(8,071)	6,434	41,011	115,674	(5,777)	(80,440)	(74,006)	846,496	772,490
International Growth Fund	377	31,668	0	131,980	164,025	400,177	63,925	(44,945)	291,307	455,332	1,006,964	1,462,296
Mid Cap Core Equity Fund	(17,928)	89,434	11,255	24,043	106,804	251,135	81,611	18,271	187,795	294,599	1,062,044	1,356,643
Utilities Fund	19,466	(58,418)	49,882	15,656	26,586	101,518	100,994	(8,920)	(8,396)	18,190	1,393,474	1,411,664
Van Kampen Mid Cap Growth Fund (*)	(25,675)	(9,745)	0	(35,539)	(70,959)	331,688	129,139	2,788,690	2,991,239	2,920,280	0	2,920,280
Janus Aspen Series - Service Shares:
Balanced Portfolio	56,058	(14,387)	351,457	157,929	551,057	580,335	552,060	(133,336)	(105,061)	445,996	4,767,701	5,213,697
Enterprise Portfolio	(17,382)	97,940	0	80,610	161,168	379,666	62,347	(87,997)	229,322	390,490	951,871	1,342,361
Janus Portfolio	(23,823)	45,662	42,418	280,868	345,125	623,991	144,320	196,679	676,350	1,021,475	1,882,690	2,904,165
Overseas Portfolio	(56,420)	(94,237)	823,648	130,347	803,338	1,445,263	455,732	(344,830)	644,701	1,448,039	6,723,111	8,171,150
Worldwide Portfolio	(975)	774	0	24,075	23,874	8,034	9,429	(8,613)	(10,008)	13,866	139,729	153,595
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	26,266	(14,551)	0	51,398	63,113	50,347	81,185	(25,430)	(56,268)	6,845	812,386	819,231
Mid Cap Growth Portfolio	(17,175)	11,853	149,576	(70,798)	73,456	260,700	71,471	152,654	341,883	415,339	1,068,370	1,483,709
U.S. Real Estate Portfolio	(19,227)	64,909	0	384,345	430,027	206,615	320,133	(79,786)	(193,304)	236,723	3,113,899	3,350,622
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(23,510)	144,007	15,160	60,874	196,531	162,100	120,491	(132,734)	(91,125)	105,406	1,776,109	1,881,515
Small-Cap Growth Portfolio	(2,970)	(5,654)	0	22,681	14,057	25,014	17,795	(29,639)	(22,420)	(8,363)	202,296	193,933
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	(2,805)	(46,030)	0	148,195	99,360	81,393	82,404	(26,329)	(27,340)	72,020	978,044	1,050,064
Capital Appreciation Fund	(33,295)	89,096	0	300,680	356,481	770,853	134,269	(39,051)	597,533	954,014	2,795,569	3,749,583
Global Securities Fund	12,418	51,768	0	331,930	396,116	323,800	167,604	89,564	245,760	641,876	2,004,885	2,646,761
Main Street Fund	(18,690)	838	0	318,091	300,239	218,227	172,276	186,648	232,599	532,838	1,939,174	2,472,012
Main Street Small & Mid Cap Fund	(30,538)	(3,321)	0	428,364	394,505	288,664	130,918	(36,077)	121,669	516,174	2,406,526	2,922,700
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	126,326	36,689	0	173,506	336,521	536,796	142,208	586,285	980,873	1,317,394	2,257,862	3,575,256
Real Return Portfolio	(23,094)	161,666	412,594	(12,585)	538,581	1,279,566	969,715	(278,221)	31,630	570,211	7,659,336	8,229,547
Total Return Portfolio	147,221	95,740	253,776	419,413	916,150	2,469,677	841,427	898,729	2,526,979	3,443,129	10,445,509	13,888,638
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	(11,333)	(29,599)	0	62,887	21,955	62,109	79,913	(20,136)	(37,940)	(15,985)	764,437	748,452
Wilshire Variable Insurance Trust:
2015 ETF Fund	2,504	4,506	421	19,694	27,125	15,553	13,398	4,940	7,095	34,220	245,562	279,782
2025 ETF Fund	3,720	(1,586)	8,127	25,018	35,279	240,072	3,679	19,503	255,896	291,175	204,860	496,035
2035 ETF Fund	980	5,426	6,617	10,687	23,710	45,726	5,027	803	41,502	65,212	169,015	234,227

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 27, 2012 (fund termination date).

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2013 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AllianceBernstein Variable Products Series Fund, Inc. – Class B Shares:

•	International Value Portfolio

American Century Variable Portfolios – Class I:

•	Vista Fund

American Century Variable Portfolios – Class II:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Dreyfus Funds – Service Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolios – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolios – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Money Market Portfolio

Dreyfus Variable Investment Funds – Service Shares:

•	Appreciation Portfolio

DWS Variable Series II – Class A:

•	Global Growth VIP

DWS Variable Series II – Class B:

•	Small Mid Cap Value VIP

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Franklin Small Cap Value Securities Fund

•	Franklin U.S. Government Fund

•	Mutual Global Discovery Securities Fund

•	Mutual Shares Securities Fund

•	Templeton Foreign Securities Fund

•	Templeton Global Bond Securities Fund

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

Invesco Variable Insurance Funds – Series II Shares:

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Mid Cap Growth Fund

•	Utilities Fund

Janus Aspen Series – Service Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust – Class S:

•	Guardian Portfolio

•	Small-Cap Growth Portfolio

Oppenheimer Variable Account Funds – Service Shares:

•	Capital Appreciation Fund

•	Capital Income Fund

•	Global Fund

•	Main Street Fund

•	Main Street Small Cap Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio

Rydex Variable Trust:

•	Guggenheim U.S. Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

The following fund was added to the Account effective April 27, 2012: Invesco Variable Insurance Funds, Inc. – Series II Shares Mid Cap Growth Fund.

DWS Variable Series II -Class A- Global Thematic VIP name changed to DWS Variable Series II -Class A- Global Growth VIP on May 1, 2013. DWS Variable Series II -Class B- Dreman Small Mid Cap Value VIP name changed to DWS Variable Series II - Class B- Small Mid Cap Value VIP on May 1, 2013. Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares American Value Fund on April 29, 2013. Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Comstock Fund on April 29, 2013. Invesco Variable Insurance Funds – Series II Shares Van Kampen Mid Cap Growth Fund’s name changed to Invesco Variable Insurance Funds – Series II Shares Mid Cap Growth Fund on April 29, 2013. Janes Aspen Series – Service Shares Worldwide Portfolio’s name changed to Janus Aspen Series – Service Shares Global Research Portfolio on May 1, 2013. Oppenheimer Variable Account Funds – Service Shares Balanced Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Capital Income Fund on April 30, 2013. Oppenheimer Variable Account Funds – Service Shares Global Securities Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Global Fund on April 30, 2013. Oppenheimer Variable Account Funds – Service Shares Main Street Small & Mid Cap Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Main Street Small Cap Fund on April 30, 2013. Rydex Variable Trust – Guggenheim U.S. Long Short Momentum Fund’s name changed to Rydex Variable Trust – Guggenheim U.S. Long Short Equity Fund on October 30, 2013.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2013 Statement of Changes in Net Assets for applicable periods) December 31, 2013, are as follows:

	2013
	Cost of	Proceeds
	Purchases	from Sales
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$113,244	$41,034
American Century Variable Portfolios - Class I:
Vista Fund	89,713	210,854
American Century Variable Portfolios - Class II:
Large Company Value Fund	851,108	170,909
Mid Cap Value Fund	645,695	107,119
Ultra Fund	26,767	63,795
Calamos Advisors Trust:
Growth and Income Portfolio	272,715	506,464
Davis Variable Account Fund, Inc.:
Value Portfolio	1,445,388	644,641
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	193,715	143,691
Stock Index Fund, Inc.	2,152,830	1,167,029
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	90,098	65,401
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	26,002	128,542
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,566,745	3,469,538
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	46,207	97,774
DWS Variable Series II - Class A:
Global Growth VIP	22,437	20,252
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	152,570	21,198
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,232,865	1,292,000
Ibbotson Conservative ETF Asset Allocation Portfolio	267,441	1,672,473
Ibbotson Growth ETF Asset Allocation Portfolio	2,879,771	2,150,985
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,123,216	527,628
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	501,385	181,413
Franklin U.S. Government Fund	482,264	592,013
Mutual Global Discovery Securities Fund	1,538,946	176,677
Mutual Shares Securities Fund	997,191	539,352
Templeton Foreign Securities Fund	746,987	134,887
Templeton Global Bond Securities Fund	1,009,449	484,438
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	489,027	442,796
Comstock Fund	653,232	378,981
Core Equity Fund	81,625	51,002
Diversified Dividend Fund	39,393	16,628
Global Health Care Fund	168,779	117,352
Small Cap Equity Fund	811,244	262,947
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	713,515	432,004
Government Securities Fund	45,098	135,206
International Growth Fund	832,881	813,419
Mid Cap Core Equity Fund	565,440	171,622
Mid Cap Growth Fund	341,796	137,654
Utilities Fund	148,499	184,961
Janus Aspen Series - Service Shares:
Balanced Portfolio	2,351,604	633,351
Enterprise Portfolio	691,596	160,625
Global Research Portfolio	8,209	47,267
Janus Portfolio	602,864	846,030
Overseas Portfolio	981,237	671,012

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2013 Statement of Changes in Net Assets for applicable periods) December 31, 2013, are as follows:

	2013
	Cost of	Proceeds
	Purchases	from Sales
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	$46,076	$232,130
Mid Cap Growth Portfolio	419,826	545,773
U.S. Real Estate Portfolio	189,001	369,536
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	358,382	490,518
Small-Cap Growth Portfolio	26,955	96,145
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	706,500	331,564
Capital Income Fund	83,406	129,289
Global Fund	531,223	182,157
Main Street Fund	342,204	368,541
Main Street Small Cap Fund	622,039	532,970
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	1,227,750	732,451
Real Return Portfolio	848,208	1,533,607
Total Return Portfolio	3,555,990	2,587,054
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	37,620	109,189
Wilshire Variable Insurance Trust:
2015 ETF Fund	70,232	7,747
2025 ETF Fund	203,920	7,684
2035 ETF Fund	163,622	12,378

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2013:

2.00% Series Contracts	$49,465
1.95% Series Contracts	25,922
1.85% Series Contracts	5,293
1.80% Series Contracts	10,628
1.75% Series Contracts	126,863
1.70% Series Contracts	11,243
1.65% Series Contracts	204,635
1.55% Series Contracts	146,233
1.50% Series Contracts	17,245
1.45% Series Contracts	28,107
1.40% Series Contracts	776,756
1.25% Series Contracts	1,228,750
1.00% Series Contracts	38,740
0.75% Series Contracts	121

$2,670,001

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $150,143 for the year ended December 31, 2013.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	422.848	526.882	468.633	481.097
International Value Portfolio - 1.75% series contract	2,719.724	87.842	1,419.744	1,387.822
International Value Portfolio - 1.65% series contract	9.641	0.000	0.057	9.584
International Value Portfolio - 1.55% series contract	5,673.050	549.834	1,929.202	4,293.682
International Value Portfolio - 1.50% series contract	1,036.743	1,178.023	1,034.140	1,180.626
International Value Portfolio - 1.45% series contract	1,670.535	3,120.367	3,014.293	1,776.609
International Value Portfolio - 1.25% series contract	61,082.542	15,890.487	5,997.434	70,975.595
International Value Portfolio - 1.00% series contract	3,909.176	368.496	572.988	3,704.684
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	315.982	24.682	340.665	0.000
Vista Fund - 1.75% series contract	692.062	41.625	1.459	732.228
Vista Fund - 1.70% series contract	821.321	104.833	729.383	196.771
Vista Fund - 1.65% series contract *	6,123.884	224.787	3,428.867	2,919.804
Vista Fund - 1.65% series contract	8,768.836	727.065	1,056.630	8,439.271
Vista Fund - 1.55% series contract	603.661	1.713	0.768	604.606
Vista Fund - 1.40% series contract	63,380.186	4,434.094	8,505.132	59,309.148
Vista Fund - 1.25% series contract	44,536.664	5,194.217	3,799.909	45,930.972
Vista Fund - 1.00% series contract	864.930	286.763	515.702	635.991
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	1,331.875	1,527.245	1,719.762	1,139.358
Large Company Value Fund - 1.75% series contract	3,108.665	324.264	559.969	2,872.960
Large Company Value Fund - 1.65% series contract *	1,562.772	480.579	0.316	2,043.035
Large Company Value Fund - 1.65% series contract	989.771	0.001	2.438	987.334
Large Company Value Fund - 1.55% series contract	8,890.551	11,511.750	2,155.628	18,246.673
Large Company Value Fund - 1.50% series contract	1,454.879	2,699.942	2,875.387	1,279.434
Large Company Value Fund - 1.40% series contract	43,387.670	5,838.413	7,892.140	41,333.943
Large Company Value Fund - 1.25% series contract	116,887.577	82,057.823	29,298.308	169,647.092
Large Company Value Fund - 1.00% series contract	1,951.914	1,917.301	1,212.551	2,656.664
Mid Cap Value Fund - 2.00% series contract	698.539	1,180.912	1,287.404	592.047
Mid Cap Value Fund - 1.80% series contract	167.997	280.573	357.206	91.364
Mid Cap Value Fund - 1.75% series contract	1,450.144	55.916	481.780	1,024.280
Mid Cap Value Fund - 1.70% series contract	269.865	604.617	608.187	266.295
Mid Cap Value Fund - 1.65% series contract *	1,982.746	2,755.801	2,290.119	2,448.428
Mid Cap Value Fund - 1.65% series contract	4,209.928	32.859	428.629	3,814.158
Mid Cap Value Fund - 1.55% series contract	5,932.293	1,814.402	454.252	7,292.443
Mid Cap Value Fund - 1.50% series contract	1,483.304	3,875.523	3,210.508	2,148.319
Mid Cap Value Fund - 1.45% series contract	16.954	2,333.467	2,334.301	16.120
Mid Cap Value Fund - 1.40% series contract	30,983.704	6,308.582	3,679.023	33,613.263
Mid Cap Value Fund - 1.25% series contract	49,500.692	35,833.550	7,169.809	78,164.433
Mid Cap Value Fund - 1.00% series contract	2,690.729	2,823.860	1,429.754	4,084.835
Ultra Fund - 1.80% series contract	567.949	45.873	613.822	0.000
Ultra Fund - 1.70% series contract	1,278.611	47.995	1,326.606	0.000
Ultra Fund - 1.65% series contract	2,024.434	348.098	399.375	1,973.157
Ultra Fund - 1.40% series contract	12,209.404	3,261.411	4,198.216	11,272.599
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	318.073	1.996	9.409	310.660
Growth and Income Portfolio - 1.70% series contract	24.039	0.000	0.000	24.039
Growth and Income Portfolio - 1.65% series contract *	5,701.186	4,712.570	4,593.941	5,819.815
Growth and Income Portfolio - 1.65% series contract	9,501.623	617.786	4,468.434	5,650.975
Growth and Income Portfolio - 1.55% series contract	3,694.174	612.974	750.290	3,556.858
Growth and Income Portfolio - 1.50% series contract	78.355	168.158	117.692	128.821
Growth and Income Portfolio - 1.40% series contract	63,529.342	3,041.630	18,286.537	48,284.435
Growth and Income Portfolio - 1.25% series contract	101,039.315	15,903.430	23,172.481	93,770.264
Growth and Income Portfolio - 1.00% series contract	3,174.491	163.795	817.885	2,520.401
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	0.000	1,684.062	1,684.062	0.000
Value Portfolio - 1.80% series contract	1,022.611	1,233.113	1,118.362	1,137.362
Value Portfolio - 1.75% series contract	33,849.640	1,366.809	29,118.527	6,097.922
Value Portfolio - 1.70% series contract	242.008	593.066	593.067	242.007
Value Portfolio - 1.65% series contract *	8,735.292	0.000	4,235.795	4,499.497
Value Portfolio - 1.65% series contract	8,938.729	246.059	521.923	8,662.865
Value Portfolio - 1.55% series contract	18,242.411	5,552.116	1,768.949	22,025.578
Value Portfolio - 1.50% series contract	5,019.372	9,416.787	8,924.918	5,511.241
Value Portfolio - 1.45% series contract	6,413.540	16,330.114	16,143.363	6,600.291
Value Portfolio - 1.40% series contract	83,429.536	11,326.727	13,353.136	81,403.127
Value Portfolio - 1.25% series contract	354,945.492	94,937.407	32,571.483	417,311.416
Value Portfolio - 1.00% series contract	26,705.511	3,229.449	2,712.096	27,222.864
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract**	339.540	340.370	340.628	339.282
Socially Responsible Growth Fund, Inc. - 1.80% series contract	0.000	482.836	482.836	0.000
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.563	0.000	0.056	9.507
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,857.227	742.587	117.088	4,482.726
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.564	0.000	0.056	9.508
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.718	275.491	5.178	385.031
Socially Responsible Growth Fund, Inc. - 1.55% series contract	1,561.942	27.643	905.192	684.393
Socially Responsible Growth Fund, Inc. - 1.50% series contract	0.000	242.853	120.183	122.670
Socially Responsible Growth Fund, Inc. - 1.45% series contract	399.819	491.200	519.490	371.529
Socially Responsible Growth Fund, Inc. - 1.40% series contract	42,708.335	4,520.653	8,456.863	38,772.125
Socially Responsible Growth Fund, Inc. - 1.25% series contract	32,241.984	10,791.951	1,229.917	41,804.018
Socially Responsible Growth Fund, Inc. - 1.00% series contract	22.953	12.727	0.996	34.684
Stock Index Fund, Inc. - 2.00% series contract	17,938.901	198,714.378	181,836.568	34,816.711
Stock Index Fund, Inc. - 1.95% series contract	13,993.597	141,037.002	137,725.405	17,305.194
Stock Index Fund, Inc. - 1.80% series contract **	829.729	993.321	905.243	917.807
Stock Index Fund, Inc. - 1.80% series contract	646.129	93.973	0.000	740.102
Stock Index Fund, Inc. - 1.75% series contract	41,378.487	52,159.249	46,834.978	46,702.758
Stock Index Fund, Inc. - 1.70% series contract	671.179	1,729.393	2,028.411	372.161
Stock Index Fund, Inc. - 1.65% series contract *	6,935.336	10,873.449	10,635.535	7,173.250
Stock Index Fund, Inc. - 1.65% series contract	9,543.726	3,241.574	4,683.636	8,101.664
Stock Index Fund, Inc. - 1.55% series contract	32,482.162	34,661.447	29,084.234	38,059.375
Stock Index Fund, Inc. - 1.50% series contract	4,958.350	13,756.091	11,195.757	7,518.684
Stock Index Fund, Inc. - 1.45% series contract	11,445.756	30,696.382	30,402.433	11,739.705
Stock Index Fund, Inc. - 1.40% series contract	477,835.370	66,855.993	88,620.393	456,070.970
Stock Index Fund, Inc. - 1.25% series contract	428,512.999	110,610.300	48,175.281	490,948.018
Stock Index Fund, Inc. - 1.00% series contract	35,013.608	4,993.534	3,488.102	36,519.040

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	0.000	0.000	8.145
Technology Growth Portfolio - 1.65% series contract	1,569.756	113.482	684.108	999.130
Technology Growth Portfolio - 1.40% series contract	25,627.204	5,887.199	3,619.589	27,894.814
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 2.00% series contract	475.033	4,588.696	5,063.729	0.000
MidCap Stock Portfolio - 1.95% series contract	3,053.042	18,183.155	21,236.197	0.000
MidCap Stock Portfolio - 1.75% series contract	2,167.660	482.501	2,640.634	9.527
MidCap Stock Portfolio - 1.65% series contract *	9.584	0.000	0.055	9.529
MidCap Stock Portfolio - 1.65% series contract	214.247	12.493	70.420	156.320
MidCap Stock Portfolio - 1.55% series contract	1,395.400	26.338	929.887	491.851
MidCap Stock Portfolio - 1.45% series contract	120.959	161.826	121.731	161.054
MidCap Stock Portfolio - 1.40% series contract	3,371.698	889.640	1,245.678	3,015.660
MidCap Stock Portfolio - 1.25% series contract	8,196.355	1,257.372	1,867.031	7,586.696
MidCap Stock Portfolio - 1.00% series contract	294.748	23.737	2.741	315.744
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	135,542.759	5,244,994.075	5,167,519.225	213,017.609
Money Market Portfolio - 1.95% series contract	5,958.625	660,476.180	666,434.805	0.000
Money Market Portfolio - 1.80% series contract **	83.538	82,744.031	78,630.526	4,197.043
Money Market Portfolio - 1.80% series contract	2,473.664	0.000	0.000	2,473.664
Money Market Portfolio - 1.75% series contract	334,069.887	2,936,042.361	3,163,510.557	106,601.691
Money Market Portfolio - 1.70% series contract	24,718.465	2,892.910	8,878.614	18,732.761
Money Market Portfolio - 1.65% series contract *	15,972.641	17,771.240	8,467.116	25,276.765
Money Market Portfolio - 1.65% series contract	61,964.647	0.003	31,486.208	30,478.442
Money Market Portfolio - 1.55% series contract	28,273.827	1,067.642	2,838.935	26,502.534
Money Market Portfolio - 1.50% series contract	1,106.523	21,781.132	11,481.250	11,406.405
Money Market Portfolio - 1.45% series contract	892.271	43,212.142	43,362.530	741.883
Money Market Portfolio - 1.40% series contract	1,147,923.921	310,455.950	307,622.680	1,150,757.191
Money Market Portfolio - 1.25% series contract	779,466.041	981,574.865	677,543.020	1,083,497.886
Money Market Portfolio - 1.00% series contract	36,420.874	7,327.719	2,352.917	41,395.676
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	696.756	96.571	0.001	793.326
Appreciation Portfolio - 1.70% series contract	589.156	58.470	379.231	268.395
Appreciation Portfolio - 1.65% series contract	4,082.161	2.745	996.893	3,088.013
Appreciation Portfolio - 1.40% series contract	40,834.292	3,443.571	5,421.237	38,856.626
DWS Variable Series II - Class A:
Globa GrowthVIP - 1.75% series contract	9.641	0.000	0.056	9.585
Globa GrowthVIP - 1.65% series contract	9.641	0.000	0.056	9.585
Globa GrowthVIP - 1.55% series contract	10.042	0.001	0.056	9.987
Globa GrowthVIP - 1.25% series contract	8,950.557	2,498.665	2,270.505	9,178.717
Globa GrowthVIP - 1.00% series contract	9.552	0.000	0.072	9.480
DWS Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.678	0.000	0.056	9.622
Small Mid Cap Value VIP - 1.65% series contract	363.370	0.091	353.838	9.623
Small Mid Cap Value VIP - 1.55% series contract	1,005.815	1,154.021	374.674	1,785.162
Small Mid Cap Value VIP - 1.50% series contract	27.799	723.170	334.514	416.455
Small Mid Cap Value VIP - 1.25% series contract	8,110.979	10,236.582	1,570.145	16,777.416
Small Mid Cap Value VIP - 1.00% series contract	117.075	577.523	335.098	359.500
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,174.030	1,269.645	1,215.718	1,227.957
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,364.637	67,131.475	67,167.826	16,328.286
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	720.104	721.859	722.406	719.557
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	26,215.174	11,010.852	22,110.562	15,115.464
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,393.185	0.000	0.000	2,393.185
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	83,620.863	1,707.364	7,858.112	77,470.115
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	29,506.658	4,927.891	5,359.357	29,075.192
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	167,022.952	9,413.192	19,309.995	157,126.149
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	4,431.257	2,000.628	297.976	6,133.909
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	13,186.443	17,374.210	15,722.677	14,837.976
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	98,365.466	8,664.756	11,883.667	95,146.555
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	737,056.857	111,874.753	79,829.302	769,102.308
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	25,794.688	980.124	16,855.697	9,919.115
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,398.211	0.000	3.360	1,394.851
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	16,487.337	13,431.230	15,677.862	14,240.705
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	1,100.785	56.575	231.009	926.351
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	15,378.420	33.034	8,657.851	6,753.603
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,299.244	136.034	9.705	1,425.573
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	29,994.412	2,175.661	4,566.032	27,604.041
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	11,372.101	11,764.533	10,847.591
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	13,922.589	24,943.166	26,574.561	12,291.194
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	10,858.767	1,170.058	1,479.497	10,549.328
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	411,325.809	46,836.007	162,608.724	295,553.092
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.615	0.000	0.073	9.542
Ibbotson Growth ETF Asset Allocation Portfolio - 2.00% series contract	0.000	5,734.287	5,734.287	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.85% series contract	12,019.497	37,623.068	49,642.565	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	41,649.249	8,463.050	8,631.934	41,480.365
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	924.820	0.000	0.000	924.820
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	293,893.265	9,708.719	63,565.085	240,036.899
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	163,335.904	1,781.265	50,147.922	114,969.247
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	196,731.841	19,234.090	5,454.681	210,511.250
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	346.319	704.675	673.470	377.524
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	46,301.709	65,834.487	59,922.534	52,213.662
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	102,362.565	11,653.965	22,492.401	91,524.129
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,341,702.431	281,542.225	103,502.836	1,519,741.820
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	27,618.676	3,636.116	12,055.471	19,199.321

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,120.226	1,216.297	1,161.836	1,174.687
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	13,759.449	3,827.181	466.906	17,119.724
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	85.207	0.000	0.000	85.207
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	107,984.472	3,833.616	6,896.546	104,921.542
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	15,249.347	2,100.194	1,227.591	16,121.950
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	25,445.132	1,076.222	3,096.690	23,424.664
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	1,404.471	2,097.216	1,720.391	1,781.296
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	43,583.294	57,313.603	56,542.385	44,354.512
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	43,649.193	3,002.771	13,935.678	32,716.286
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	391,251.482	93,749.527	36,898.006	448,103.003
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	2,497.919	769.911	217.494	3,050.336
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	745.617	6,143.567	6,280.914	608.270
Franklin Small Cap Value Securities Fund - 1.65% series contract	953.919	1,862.294	1,502.109	1,314.104
Franklin Small Cap Value Securities Fund - 1.55% series contract	2,079.339	2,654.574	105.883	4,628.030
Franklin Small Cap Value Securities Fund - 1.50% series contract	195.703	844.640	572.703	467.640
Franklin Small Cap Value Securities Fund - 1.45% series contract	307.137	843.767	837.151	313.753
Franklin Small Cap Value Securities Fund - 1.25% series contract	22,928.999	14,245.080	2,046.156	35,127.923
Franklin Small Cap Value Securities Fund - 1.00% series contract	404.394	1,140.788	904.126	641.056
Franklin U.S. Government Fund - 2.00% series contract	713.903	4,128.138	1,127.572	3,714.469
Franklin U.S. Government Fund - 1.95% series contract	0.000	714.234	494.318	219.916
Franklin U.S. Government Fund - 1.80% series contract	1,046.656	1,053.635	1,051.497	1,048.794
Franklin U.S. Government Fund - 1.75% series contract	28,895.694	9,887.103	17,951.067	20,831.730
Franklin U.S. Government Fund - 1.65% series contract	17,847.224	10,146.074	25,781.469	2,211.829
Franklin U.S. Government Fund - 1.55% series contract	8,587.102	1,715.372	912.941	9,389.533
Franklin U.S. Government Fund - 1.50% series contract	259.753	294.477	279.426	274.804
Franklin U.S. Government Fund - 1.45% series contract	177.118	139.479	183.863	132.734
Franklin U.S. Government Fund - 1.25% series contract	123,592.254	20,550.619	14,361.987	129,780.886
Franklin U.S. Government Fund - 1.00% series contract	8,969.435	1,625.250	509.072	10,085.613
Mutual Global Discovery Securities Fund - 1.80% series contract	583.246	2,973.686	2,565.469	991.463
Mutual Global Discovery Securities Fund - 1.75% series contract	789.276	74.649	682.129	181.796
Mutual Global Discovery Securities Fund - 1.65% series contract	2,519.099	1,693.158	710.743	3,501.514
Mutual Global Discovery Securities Fund - 1.55% series contract	756.868	902.845	133.687	1,526.026
Mutual Global Discovery Securities Fund - 1.50% series contract	1,864.467	9,361.197	9,378.436	1,847.228
Mutual Global Discovery Securities Fund - 1.25% series contract	47,723.492	121,269.165	48,268.852	120,723.805
Mutual Global Discovery Securities Fund - 1.00% series contract	1,017.215	176.961	402.512	791.664
Mutual Shares Securities Fund - 2.00% series contract	12,194.835	110,846.412	108,255.330	14,785.917
Mutual Shares Securities Fund - 1.95% series contract	9,710.023	62,313.386	65,151.604	6,871.805
Mutual Shares Securities Fund - 1.80% series contract	967.806	29,480.266	29,544.006	904.066
Mutual Shares Securities Fund - 1.75% series contract	24,985.774	30,329.196	36,608.305	18,706.665
Mutual Shares Securities Fund - 1.65% series contract	6,829.107	14,777.045	13,878.375	7,727.777
Mutual Shares Securities Fund - 1.55% series contract	783.780	2,530.509	35.363	3,278.926
Mutual Shares Securities Fund - 1.50% series contract	2,779.226	27,728.492	25,965.118	4,542.600
Mutual Shares Securities Fund - 1.25% series contract	170,806.305	355,867.553	315,001.544	211,672.314
Mutual Shares Securities Fund - 1.00% series contract	3,149.418	346.825	150.094	3,346.149
Templeton Foreign Securities Fund - 2.00% series contract	1,617.823	26,548.806	19,122.110	9,044.519
Templeton Foreign Securities Fund - 1.95% series contract	3,565.685	11,064.131	10,781.544	3,848.272
Templeton Foreign Securities Fund - 1.75% series contract	5,578.235	17,988.631	14,914.067	8,652.799
Templeton Foreign Securities Fund - 1.70% series contract	895.055	66.261	289.764	671.552
Templeton Foreign Securities Fund - 1.65% series contract *	1,318.078	450.733	28.974	1,739.837
Templeton Foreign Securities Fund - 1.65% series contract	1,701.183	46.227	10.234	1,737.176
Templeton Foreign Securities Fund - 1.55% series contract	10,538.096	4,426.721	1,839.364	13,125.453
Templeton Foreign Securities Fund - 1.50% series contract	3,142.149	7,748.182	6,630.962	4,259.369
Templeton Foreign Securities Fund - 1.40% series contract	38,682.230	8,721.654	4,479.154	42,924.730
Templeton Foreign Securities Fund - 1.25% series contract	48,403.093	53,088.075	14,195.145	87,296.023
Templeton Foreign Securities Fund - 1.00% series contract	1,983.114	2,945.728	912.404	4,016.438
Templeton Global Bond Securities Fund - 2.00% series contract	574.602	1,615.485	1,757.842	432.245
Templeton Global Bond Securities Fund - 1.80% series contract	1,143.642	6,400.032	6,503.150	1,040.524
Templeton Global Bond Securities Fund - 1.75% series contract	9,851.027	1,742.032	2,781.880	8,811.179
Templeton Global Bond Securities Fund - 1.65% series contract	5,051.763	7,509.138	7,199.745	5,361.156
Templeton Global Bond Securities Fund - 1.55% series contract	4,950.544	6,654.153	1,277.156	10,327.541
Templeton Global Bond Securities Fund - 1.50% series contract	2,545.597	14,921.778	15,990.932	1,476.443
Templeton Global Bond Securities Fund - 1.25% series contract	165,843.462	123,377.905	100,556.341	188,665.026
Templeton Global Bond Securities Fund - 1.00% series contract	1,503.195	474.880	662.816	1,315.259
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	2,835.260	21,808.220	23,110.512	1,532.968
American Value Fund - 1.95% series contract	2,072.506	11,392.414	12,623.117	841.803
American Value Fund - 1.80% series contract **	318.838	1,131.293	1,099.364	350.767
American Value Fund - 1.75% series contract	4,824.071	3,695.011	6,476.645	2,042.437
American Value Fund - 1.70% series contract	995.736	333.246	851.082	477.900
American Value Fund - 1.65% series contract *	745.634	799.222	442.105	1,102.751
American Value Fund - 1.65% series contract	8,803.097	1,628.605	1,389.685	9,042.017
American Value Fund - 1.55% series contract	4,745.690	239.845	114.051	4,871.484
American Value Fund - 1.50% series contract	363.063	4,350.142	3,650.504	1,062.701
American Value Fund - 1.45% series contract	1,005.287	1,890.459	1,853.797	1,041.949
American Value Fund - 1.40% series contract	78,490.409	10,737.107	13,485.084	75,742.432
American Value Fund - 1.25% series contract	64,928.073	26,365.907	11,552.860	79,741.120
American Value Fund - 1.00% series contract	5,785.547	1,767.831	1,161.075	6,392.303
Comstock Fund - 2.00% series contract	12,755.932	109,399.805	104,162.419	17,993.318
Comstock Fund - 1.95% series contract	8,433.097	61,929.867	62,139.537	8,223.427
Comstock Fund - 1.80% series contract	0.000	646.359	646.359	0.000
Comstock Fund - 1.75% series contract	20,640.244	28,965.346	29,122.999	20,482.591
Comstock Fund - 1.70% series contract	1,210.551	1,666.368	1,298.313	1,578.606
Comstock Fund - 1.65% series contract	20,835.754	6,163.147	3,509.322	23,489.579
Comstock Fund - 1.55% series contract	2,113.051	224.634	43.445	2,294.240
Comstock Fund - 1.50% series contract	1,557.119	6,206.067	4,765.841	2,997.345
Comstock Fund - 1.45% series contract	1,373.639	1,400.946	1,386.734	1,387.851
Comstock Fund - 1.40% series contract	204,843.399	20,525.303	24,969.871	200,398.831
Comstock Fund - 1.25% series contract	31,063.474	35,403.392	20,567.281	45,899.585
Comstock Fund - 1.00% series contract	1,279.950	1,714.057	946.025	2,047.982
Core Equity Fund - 1.80% series contract	867.477	0.000	0.000	867.477
Core Equity Fund - 1.70% series contract	262.719	73.290	329.502	6.507
Core Equity Fund - 1.65% series contract	955.671	4,141.269	190.779	4,906.161
Core Equity Fund - 1.40% series contract	23,735.651	1,782.395	3,174.640	22,343.406
Diversified Dividend Fund - 1.70% series contract	121.414	0.000	0.124	121.290
Diversified Dividend Fund - 1.65% series contract	4,892.005	383.324	561.390	4,713.939
Diversified Dividend Fund - 1.40% series contract	17,679.812	2,709.626	952.929	19,436.509

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Invesco Variable Insurance Funds - Series I Shares:
Global Health Care Fund - 1.80% series contract	0.000	82.770	0.001	82.769
Global Health Care Fund - 1.70% series contract	1,592.532	311.653	1,115.581	788.604
Global Health Care Fund - 1.65% series contract	395.635	3,439.270	542.014	3,292.891
Global Health Care Fund - 1.40% series contract	51,848.191	8,191.104	7,575.704	52,463.591
Small Cap Equity Fund - 2.00% series contract	567.052	633.102	717.097	483.057
Small Cap Equity Fund - 1.80% series contract **	178.254	5,406.214	5,315.985	268.483
Small Cap Equity Fund - 1.80% series contract	777.594	416.048	656.676	536.966
Small Cap Equity Fund - 1.75% series contract	1,157.298	59.563	109.654	1,107.207
Small Cap Equity Fund - 1.70% series contract	764.202	893.300	1,111.061	546.441
Small Cap Equity Fund - 1.65% series contract *	3,610.069	260.546	1,905.139	1,965.476
Small Cap Equity Fund - 1.65% series contract	2,464.781	4,723.923	1,848.816	5,339.888
Small Cap Equity Fund - 1.55% series contract	5,644.420	1,104.957	619.078	6,130.299
Small Cap Equity Fund - 1.50% series contract	2,616.635	10,527.614	9,986.216	3,158.033
Small Cap Equity Fund - 1.45% series contract	1,056.048	4,081.801	4,029.513	1,108.336
Small Cap Equity Fund - 1.40% series contract	53,079.619	9,665.138	12,093.201	50,651.556
Small Cap Equity Fund - 1.25% series contract	90,360.457	125,050.209	84,773.976	130,636.690
Small Cap Equity Fund - 1.00% series contract	4,315.266	3,236.896	3,711.257	3,840.905
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	8,627.802	44,266.540	52,103.217	791.125
Global Real Estate Fund - 1.95% series contract	6,174.102	13,719.368	19,672.323	221.147
Global Real Estate Fund - 1.80% series contract	1,587.947	1,637.950	1,611.398	1,614.499
Global Real Estate Fund - 1.75% series contract	13,852.745	9,515.595	21,068.211	2,300.129
Global Real Estate Fund - 1.65% series contract	5,910.146	1,635.237	1,797.764	5,747.619
Global Real Estate Fund - 1.55% series contract	17,203.981	2,801.070	1,267.007	18,738.044
Global Real Estate Fund - 1.50% series contract	2,772.791	7,615.470	6,295.817	4,092.444
Global Real Estate Fund - 1.45% series contract	1,425.624	2,547.741	2,496.595	1,476.770
Global Real Estate Fund - 1.25% series contract	205,681.339	87,145.541	45,604.857	247,222.023
Global Real Estate Fund - 1.00% series contract	6,567.329	3,032.170	2,258.090	7,341.409
Government Securities Fund - 1.70% series contract	1,346.987	3.760	258.558	1,092.189
Government Securities Fund - 1.65% series contract	15,859.127	144.535	3,220.351	12,783.311
Government Securities Fund - 1.40% series contract	41,257.685	3,460.946	8,039.902	36,678.729
International Growth Fund - 2.00% series contract	6,892.230	69,750.881	67,620.530	9,022.581
International Growth Fund - 1.95% series contract	5,401.060	48,062.011	48,819.086	4,643.985
International Growth Fund - 1.80% series contract	585.689	11,093.921	11,448.752	230.858
International Growth Fund - 1.75% series contract	13,851.577	16,949.146	17,293.624	13,507.099
International Growth Fund - 1.65% series contract	683.445	1,367.879	1,343.039	708.285
International Growth Fund - 1.55% series contract	4,492.275	1,392.885	85.125	5,800.035
International Growth Fund - 1.50% series contract	1,535.116	11,983.576	11,665.612	1,853.080
International Growth Fund - 1.45% series contract	629.490	4,126.839	4,114.373	641.956
International Growth Fund - 1.25% series contract	114,003.722	179,218.288	183,316.081	109,905.929
International Growth Fund - 1.00% series contract	3,944.913	1,571.937	1,004.077	4,512.773
Mid Cap Core Equity Fund - 2.00% series contract	5,668.862	58,442.627	56,081.844	8,029.645
Mid Cap Core Equity Fund - 1.95% series contract	4,206.241	32,484.323	33,292.793	3,397.771
Mid Cap Core Equity Fund - 1.80% series contract	1,061.057	7,382.756	7,316.010	1,127.803
Mid Cap Core Equity Fund - 1.75% series contract	6,694.868	12,057.707	12,369.879	6,382.696
Mid Cap Core Equity Fund - 1.70% series contract	157.826	55.360	139.009	74.177
Mid Cap Core Equity Fund - 1.65% series contract *	9.583	0.000	0.055	9.528
Mid Cap Core Equity Fund - 1.65% series contract	1,809.950	114.823	64.749	1,860.024
Mid Cap Core Equity Fund - 1.55% series contract	313.312	381.382	0.229	694.465
Mid Cap Core Equity Fund - 1.50% series contract	1,216.736	7,421.625	6,629.263	2,009.098
Mid Cap Core Equity Fund - 1.45% series contract	1,146.127	2,703.429	2,675.790	1,173.766
Mid Cap Core Equity Fund - 1.40% series contract	27,629.211	3,538.720	6,040.854	25,127.077
Mid Cap Core Equity Fund - 1.25% series contract	58,602.188	120,175.247	95,310.935	83,466.500
Mid Cap Core Equity Fund - 1.00% series contract	1,636.442	442.115	569.914	1,508.643
Mid Cap Growth Fund - 2.00% series contract	1,262.224	1,262.224	1,276.496	1,247.952
Mid Cap Growth Fund - 1.80% series contract **	504.587	635.272	587.370	552.489
Mid Cap Growth Fund - 1.80% series contract	950.760	280.247	280.246	950.761
Mid Cap Growth Fund - 1.75% series contract	1,972.338	134.326	70.089	2,036.575
Mid Cap Growth Fund - 1.70% series contract	1,567.906	1,308.253	1,689.752	1,186.407
Mid Cap Growth Fund - 1.65% series contract *	1,413.080	0.000	104.670	1,308.410
Mid Cap Growth Fund - 1.65% series contract	3,532.390	0.000	25.436	3,506.954
Mid Cap Growth Fund - 1.55% series contract	13,120.209	1,644.070	1,604.499	13,159.780
Mid Cap Growth Fund - 1.50% series contract	3,696.358	5,913.610	5,872.728	3,737.240
Mid Cap Growth Fund - 1.45% series contract	2,484.721	3,088.601	3,005.103	2,568.219
Mid Cap Growth Fund - 1.40% series contract	78,154.171	5,563.042	6,739.011	76,978.202
Mid Cap Growth Fund - 1.25% series contract	176,228.722	36,898.746	15,179.276	197,948.192
Mid Cap Growth Fund - 1.00% series contract	13,553.068	2,235.727	1,455.149	14,333.646
Utilities Fund - 1.80% series contract	0.000	83.281	0.000	83.281
Utilities Fund - 1.70% series contract	930.325	16.564	859.687	87.202
Utilities Fund - 1.65% series contract	10,666.179	358.709	5,027.019	5,997.869
Utilities Fund - 1.40% series contract	66,132.191	7,053.786	5,881.480	67,304.497

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	5,978.369	56,749.956	39,682.729	23,045.596
Balanced Portfolio - 1.95% series contract	4,656.518	21,317.699	15,895.455	10,078.762
Balanced Portfolio - 1.80% series contract **	1,379.280	1,379.280	1,379.280	1,379.280
Balanced Portfolio - 1.80% series contract	665.178	172.889	0.000	838.067
Balanced Portfolio - 1.75% series contract	19,875.576	39,939.785	20,045.610	39,769.751
Balanced Portfolio - 1.70% series contract	3,191.640	111.663	445.466	2,857.837
Balanced Portfolio - 1.65% series contract *	4,970.098	860.794	656.432	5,174.460
Balanced Portfolio - 1.65% series contract	16,862.130	9,192.954	9,272.155	16,782.929
Balanced Portfolio - 1.55% series contract	11,064.896	19,808.942	353.377	30,520.461
Balanced Portfolio - 1.50% series contract	4,164.351	10,931.457	11,434.316	3,661.492
Balanced Portfolio - 1.45% series contract	2,960.173	13,101.037	13,040.380	3,020.830
Balanced Portfolio - 1.40% series contract	122,565.293	13,104.452	17,731.188	117,938.557
Balanced Portfolio - 1.25% series contract	155,823.071	86,247.693	35,505.310	206,565.454
Balanced Portfolio - 1.00% series contract	3,310.688	222.581	992.824	2,540.445
Enterprise Portfolio - 2.00% series contract	978.014	15,774.991	15,926.512	826.493
Enterprise Portfolio - 1.95% series contract	282.321	17,709.114	17,991.435	0.000
Enterprise Portfolio - 1.85% series contract	0.000	976.570	976.570	0.000
Enterprise Portfolio - 1.80% series contract	198.994	0.000	0.000	198.994
Enterprise Portfolio - 1.75% series contract	1,923.989	720.055	1,148.921	1,495.123
Enterprise Portfolio - 1.70% series contract	44.132	204.052	85.385	162.799
Enterprise Portfolio - 1.65% series contract *	1,965.118	1,042.321	287.136	2,720.303
Enterprise Portfolio - 1.65% series contract	595.741	0.000	2.834	592.907
Enterprise Portfolio - 1.55% series contract	4,334.712	11,243.833	5,546.988	10,031.557
Enterprise Portfolio - 1.50% series contract	2,116.897	4,366.835	4,116.409	2,367.323
Enterprise Portfolio - 1.40% series contract	24,930.253	8,090.182	3,802.687	29,217.748
Enterprise Portfolio - 1.25% series contract	50,912.028	31,507.028	5,566.834	76,852.222
Enterprise Portfolio - 1.00% series contract	1,138.716	1,854.759	951.794	2,041.681
Global Research Portfolio - 1.70% series contract	269.351	0.000	156.218	113.133
Global Research Portfolio - 1.65% series contract	111.603	0.000	0.000	111.603
Global Research Portfolio - 1.40% series contract	11,566.457	598.563	3,070.191	9,094.829
Janus Portfolio - 2.00% series contract	16,731.396	148,357.735	138,972.814	26,116.317
Janus Portfolio - 1.95% series contract	10,166.428	75,170.954	73,186.324	12,151.058
Janus Portfolio - 1.80% series contract	1,109.809	28,883.141	29,391.351	601.599
Janus Portfolio - 1.75% series contract	20,381.876	41,360.726	39,786.174	21,956.428
Janus Portfolio - 1.70% series contract	1,589.833	129.857	142.729	1,576.961
Janus Portfolio - 1.65% series contract *	5,020.427	6,932.929	8,855.192	3,098.164
Janus Portfolio - 1.65% series contract	1,094.042	0.000	13.750	1,080.292
Janus Portfolio - 1.55% series contract	1,361.304	2,708.911	59.350	4,010.865
Janus Portfolio - 1.50% series contract	3,056.706	24,013.017	24,840.080	2,229.643
Janus Portfolio - 1.40% series contract	49,942.695	2,568.789	12,485.042	40,026.442
Janus Portfolio - 1.25% series contract	140,325.231	282,491.250	300,588.302	122,228.179
Janus Portfolio - 1.00% series contract	2,546.767	206.264	12.520	2,740.511
Overseas Portfolio - 2.00% series contract	6,854.777	31,350.106	37,079.682	1,125.201
Overseas Portfolio - 1.95% series contract	185.416	31,795.938	31,981.354	0.000
Overseas Portfolio - 1.80% series contract	998.344	9,110.233	8,951.961	1,156.616
Overseas Portfolio - 1.75% series contract	43,533.512	652.022	6,258.271	37,927.263
Overseas Portfolio - 1.70% series contract	287.239	33.422	127.404	193.257
Overseas Portfolio - 1.65% series contract *	19,904.204	330.992	7,069.704	13,165.492
Overseas Portfolio - 1.65% series contract	9,068.061	416.163	2,061.350	7,422.874
Overseas Portfolio - 1.55% series contract	28,800.054	4,215.772	2,485.285	30,530.541
Overseas Portfolio - 1.50% series contract	4,539.504	8,258.223	7,559.914	5,237.813
Overseas Portfolio - 1.45% series contract	7,209.422	12,911.000	12,546.248	7,574.174
Overseas Portfolio - 1.40% series contract	135,935.351	15,763.593	17,634.567	134,064.377
Overseas Portfolio - 1.25% series contract	561,239.780	121,857.737	79,096.057	604,001.460
Overseas Portfolio - 1.00% series contract	41,595.939	7,581.446	6,678.734	42,498.651
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,438.735	8,695.825	10,134.560	0.000
Core Plus Fixed Income Portfolio - 1.95% series contract	4,337.065	24,211.080	28,548.145	0.000
Core Plus Fixed Income Portfolio - 1.75% series contract	4,487.551	614.452	4,454.617	647.386
Core Plus Fixed Income Portfolio - 1.70% series contract	768.644	119.725	0.001	888.368
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.700	0.001	0.057	9.644
Core Plus Fixed Income Portfolio - 1.65% series contract	16,129.741	0.000	2,841.476	13,288.265
Core Plus Fixed Income Portfolio - 1.55% series contract	1,294.113	153.197	0.056	1,447.254
Core Plus Fixed Income Portfolio - 1.40% series contract	32,451.293	1,736.353	6,216.653	27,970.993
Core Plus Fixed Income Portfolio - 1.25% series contract	215.696	12.597	181.211	47.082
Core Plus Fixed Income Portfolio - 1.00% series contract	1,574.449	130.060	2.423	1,702.086
Mid Cap Growth Portfolio - 2.00% series contract	3,153.051	13,417.043	16,570.094	0.000
Mid Cap Growth Portfolio - 1.95% series contract	0.000	1,084.418	1,084.418	0.000
Mid Cap Growth Portfolio - 1.80% series contract	295.540	296.260	296.485	295.315
Mid Cap Growth Portfolio - 1.75% series contract	4,242.028	368.898	3,503.796	1,107.130
Mid Cap Growth Portfolio - 1.70% series contract	1,461.517	7.221	1,376.149	92.589
Mid Cap Growth Portfolio - 1.65% series contract *	1,449.868	2,232.819	2,209.223	1,473.464
Mid Cap Growth Portfolio - 1.65% series contract	5,539.845	2,764.254	1,682.261	6,621.838
Mid Cap Growth Portfolio - 1.55% series contract	13,662.667	3,902.172	8,450.672	9,114.167
Mid Cap Growth Portfolio - 1.50% series contract	622.672	1,970.508	1,475.197	1,117.983
Mid Cap Growth Portfolio - 1.45% series contract	164.279	194.540	186.352	172.467
Mid Cap Growth Portfolio - 1.40% series contract	33,008.378	10,160.629	21,875.647	21,293.360
Mid Cap Growth Portfolio - 1.25% series contract	64,353.758	21,845.159	12,494.453	73,704.464
Mid Cap Growth Portfolio - 1.00% series contract	3,716.055	134.003	63.615	3,786.443
U.S. Real Estate Portfolio - 1.80% series contract	279.362	128.875	167.569	240.668
U.S. Real Estate Portfolio - 1.70% series contract	1,985.527	166.201	601.069	1,550.659
U.S. Real Estate Portfolio - 1.65% series contract	7,966.395	492.073	1,134.933	7,323.535
U.S. Real Estate Portfolio - 1.40% series contract	117,129.639	10,861.839	15,937.095	112,054.383

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	0	85.062	0.000	85.062
Guardian Portfolio - 1.75% series contract	2,498.244	1,003.874	476.134	3,025.984
Guardian Portfolio - 1.70% series contract	662.873	301.858	781.740	182.991
Guardian Portfolio - 1.65% series contract *	9.466	0.000	0.056	9.410
Guardian Portfolio - 1.65% series contract	218.458	0.000	0.000	218.458
Guardian Portfolio - 1.55% series contract	7,241.625	1,955.774	5,912.507	3,284.892
Guardian Portfolio - 1.50% series contract	1,284.125	3,344.460	3,351.714	1,276.871
Guardian Portfolio - 1.45% series contract	1,476.060	7,580.627	7,551.178	1,505.509
Guardian Portfolio - 1.40% series contract	73,832.040	4,464.338	20,968.243	57,328.135
Guardian Portfolio - 1.25% series contract	43,002.321	16,115.367	4,014.949	55,102.739
Guardian Portfolio - 1.00% series contract	1,833.590	1,743.721	1,562.578	2,014.733
Small-Cap Growth Portfolio - 1.80% series contract	0.000	327.098	327.098	0.000
Small-Cap Growth Portfolio - 1.70% series contract	1,042.821	571.356	581.634	1,032.543
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	14,430.498	1,165.236	5,339.312	10,256.422
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	6,206.176	45,702.072	51,040.864	867.384
Capital Appreciation Fund - 1.95% series contract	4,067.842	52,511.654	56,579.496	0.000
Capital Appreciation Fund - 1.80% series contract	2,072.470	2,242.553	2,150.495	2,164.528
Capital Appreciation Fund - 1.75% series contract	13,241.389	2,450.795	9,285.283	6,406.901
Capital Appreciation Fund - 1.70% series contract	160.922	54.811	137.799	77.934
Capital Appreciation Fund - 1.65% series contract *	2,048.677	467.296	129.614	2,386.359
Capital Appreciation Fund - 1.65% series contract	631.872	0.746	66.539	566.079
Capital Appreciation Fund - 1.55% series contract	22,052.526	6,976.899	4,380.202	24,649.223
Capital Appreciation Fund - 1.50% series contract	5,078.386	11,140.911	9,684.189	6,535.108
Capital Appreciation Fund - 1.45% series contract	3,367.026	5,943.953	5,817.063	3,493.916
Capital Appreciation Fund - 1.40% series contract	40,834.988	5,383.811	3,990.226	42,228.573
Capital Appreciation Fund - 1.25% series contract	250,821.806	83,143.465	37,941.595	296,023.676
Capital Appreciation Fund - 1.00% series contract	23,165.104	3,989.974	2,575.861	24,579.217
Capital Income Fund - 1.75% series contract	9.641	0.000	0.056	9.585
Capital Income Fund - 1.70% series contract	434.136	112.253	400.892	145.497
Capital Income Fund - 1.65% series contract *	1,725.605	72.966	32.563	1,766.008
Capital Income Fund - 1.65% series contract	12,594.485	6,120.800	8,644.772	10,070.513
Capital Income Fund - 1.55% series contract	177.747	0.000	0.056	177.691
Capital Income Fund - 1.40% series contract	60,287.693	4,422.056	7,329.560	57,380.189
Capital Income Fund - 1.25% series contract	14,213.247	3,637.607	1,458.494	16,392.360
Capital Income Fund - 1.00% series contract	9.556	0.000	0.071	9.485
Global Fund Fund - 2.00% series contract	4,687.232	35,778.301	31,028.705	9,436.828
Global Fund Fund - 1.95% series contract	3,080.865	12,176.587	10,898.641	4,358.811
Global Fund Fund - 1.80% series contract **	772.674	772.674	772.674	772.674
Global Fund Fund - 1.80% series contract	202.546	0.000	0.000	202.546
Global Fund Fund - 1.75% series contract	11,597.415	16,787.665	13,212.108	15,172.972
Global Fund Fund - 1.70% series contract	232.428	0.000	0.000	232.428
Global Fund Fund - 1.65% series contract *	2,142.291	2,047.962	1,951.763	2,238.490
Global Fund Fund - 1.65% series contract	4,363.504	237.044	511.299	4,089.249
Global Fund Fund - 1.55% series contract	2,703.438	51.924	5.511	2,749.851
Global Fund Fund - 1.50% series contract	47.094	1,202.044	862.488	386.650
Global Fund Fund - 1.40% series contract	68,780.032	6,617.694	7,572.943	67,824.783
Global Fund Fund - 1.25% series contract	79,709.981	39,433.876	16,446.873	102,696.984
Global Fund Fund - 1.00% series contract	531.912	110.118	454.319	187.711
Main Street Fund - 2.00% series contract	12,535.410	106,501.772	100,809.170	18,228.012
Main Street Fund - 1.95% series contract	13,431.898	62,538.029	67,091.667	8,878.260
Main Street Fund - 1.80% series contract	536.554	42.646	579.200	0.000
Main Street Fund - 1.75% series contract	19,331.467	30,234.769	34,020.257	15,545.979
Main Street Fund - 1.70% series contract	876.820	37.667	899.576	14.911
Main Street Fund - 1.65% series contract *	482.283	0.000	119.951	362.332
Main Street Fund - 1.65% series contract	2,888.829	98.946	885.950	2,101.825
Main Street Fund - 1.55% series contract	1,421.943	3,914.331	86.364	5,249.910
Main Street Fund - 1.50% series contract	124.783	2,359.398	1,830.567	653.614
Main Street Fund - 1.45% series contract	262.141	278.894	263.489	277.546
Main Street Fund - 1.40% series contract	115,756.265	9,786.297	19,563.636	105,978.926
Main Street Fund - 1.25% series contract	46,216.940	21,108.136	10,685.862	56,639.214
Main Street Fund - 1.00% series contract	900.031	3,678.545	1,763.833	2,814.743
Main Street Small Cap Fund - 2.00% series contract	4,163.092	27,510.043	31,673.135	0.000
Main Street Small Cap Fund - 1.95% series contract	3,011.208	14,631.675	17,642.883	0.000
Main Street Small Cap Fund - 1.80% series contract	8,139.607	560.107	0.000	8,699.714
Main Street Small Cap Fund - 1.75% series contract	7,164.945	4,276.138	9,440.711	2,000.372
Main Street Small Cap Fund - 1.70% series contract	1,080.243	612.857	997.105	695.995
Main Street Small Cap Fund - 1.65% series contract *	2,007.413	2,503.840	2,028.679	2,482.574
Main Street Small Cap Fund - 1.65% series contract	2,789.389	352.797	238.913	2,903.273
Main Street Small Cap Fund - 1.55% series contract	4,152.644	7,143.465	5,177.711	6,118.398
Main Street Small Cap Fund - 1.50% series contract	295.268	920.804	703.878	512.194
Main Street Small Cap Fund - 1.45% series contract	174.464	212.817	175.372	211.909
Main Street Small Cap Fund - 1.40% series contract	92,587.583	13,786.961	11,739.138	94,635.406
Main Street Small Cap Fund - 1.25% series contract	38,963.275	14,923.820	5,449.113	48,437.982
Main Street Small Cap Fund - 1.00% series contract	315.776	2,297.868	1,706.675	906.969

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	11,894.793	95,544.643	89,452.539	17,986.897
High Yield Portfolio - 1.95% series contract	5,817.735	43,092.461	41,597.659	7,312.537
High Yield Portfolio - 1.80% series contract	1,244.080	11,916.573	11,741.278	1,419.375
High Yield Portfolio - 1.75% series contract	18,464.045	28,867.016	26,482.263	20,848.798
High Yield Portfolio - 1.70% series contract	1,355.640	99.633	918.590	536.683
High Yield Portfolio - 1.65% series contract *	4,200.908	10,346.553	9,606.407	4,941.054
High Yield Portfolio - 1.65% series contract	2,641.998	0.000	47.923	2,594.075
High Yield Portfolio - 1.55% series contract	7,365.026	5,588.461	2,731.461	10,222.026
High Yield Portfolio - 1.50% series contract	2,704.069	15,097.183	14,589.484	3,211.768
High Yield Portfolio - 1.45% series contract	1,147.744	1,822.653	2,155.409	814.988
High Yield Portfolio - 1.40% series contract	39,020.168	4,654.800	8,872.947	34,802.021
High Yield Portfolio - 1.25% series contract	142,330.240	146,271.758	129,183.217	159,418.781
High Yield Portfolio - 1.00% series contract	1,792.249	3,480.174	1,222.937	4,049.486
Real Return Portfolio - 2.00% series contract	0.000	902.786	902.786	0.000
Real Return Portfolio - 1.95% series contract	2,054.650	2,437.050	2,309.510	2,182.190
Real Return Portfolio - 1.80% series contract **	23.671	33.118	29.557	27.232
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	613.697	1,352.223
Real Return Portfolio - 1.75% series contract	43,983.385	4,188.420	20,672.671	27,499.134
Real Return Portfolio - 1.70% series contract	1,896.706	12.509	518.044	1,391.171
Real Return Portfolio - 1.65% series contract *	8,112.690	1,822.900	6,483.857	3,451.733
Real Return Portfolio - 1.65% series contract	34,737.823	4,387.673	17,237.346	21,888.150
Real Return Portfolio - 1.55% series contract	42,331.952	4,047.206	9,629.335	36,749.823
Real Return Portfolio - 1.50% series contract	3,210.355	8,363.935	7,410.355	4,163.935
Real Return Portfolio - 1.45% series contract	1,858.262	4,907.909	5,770.547	995.624
Real Return Portfolio - 1.40% series contract	139,971.740	8,912.232	28,833.955	120,050.017
Real Return Portfolio - 1.25% series contract	260,798.821	81,541.695	76,400.536	265,939.980
Real Return Portfolio - 1.00% series contract	19,297.566	5,810.006	2,993.328	22,114.244
Total Return Portfolio - 2.00% series contract	24,078.565	186,341.727	162,946.975	47,473.317
Total Return Portfolio - 1.95% series contract	5,997.990	67,905.326	54,702.942	19,200.374
Total Return Portfolio - 1.80% series contract	648.358	5,323.208	5,455.721	515.845
Total Return Portfolio - 1.75% series contract	83,396.845	73,451.481	80,132.241	76,716.085
Total Return Portfolio - 1.70% series contract	1,126.958	1,822.433	2,048.392	900.999
Total Return Portfolio - 1.65% series contract *	24,424.268	10,847.388	23,954.382	11,317.274
Total Return Portfolio - 1.65% series contract	19,611.312	194.867	5,950.294	13,855.885
Total Return Portfolio - 1.55% series contract	44,095.660	35,755.626	31,697.407	48,153.879
Total Return Portfolio - 1.50% series contract	7,490.007	26,310.938	26,103.517	7,697.428
Total Return Portfolio - 1.45% series contract	6,037.237	13,289.842	14,524.055	4,803.024
Total Return Portfolio - 1.40% series contract	168,003.100	38,550.104	48,104.690	158,448.514
Total Return Portfolio - 1.25% series contract	576,774.709	207,634.425	156,909.028	627,500.106
Total Return Portfolio - 1.00% series contract	31,173.341	8,860.294	3,604.159	36,429.476
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	1,474.946	7.557	232.955	1,249.548
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	2,582.026	855.434	1,951.846	1,485.614
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	48,044.903	4,042.506	6,627.430	45,459.979
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.642	4,389.079	92.073	4,306.648
2015 ETF Fund - 1.70% series contract	759.657	0.000	0.000	759.657
2015 ETF Fund - 1.65% series contract *	9.644	-0.001	0.055	9.588
2015 ETF Fund - 1.65% series contract	306.074	28.074	0.400	333.748
2015 ETF Fund - 1.55% series contract	1,780.487	0.000	1.134	1,779.353
2015 ETF Fund - 1.40% series contract	16,933.430	349.980	408.685	16,874.725
2015 ETF Fund - 1.25% series contract	1,489.049	676.429	14.771	2,150.707
2015 ETF Fund - 1.00% series contract	4,187.535	3.408	3.460	4,187.483
2025 ETF Fund - 1.75% series contract	9.621	0.001	0.056	9.566
2025 ETF Fund - 1.70% series contract	517.006	0.000	0.000	517.006
2025 ETF Fund - 1.65% series contract *	9.622	0.000	0.055	9.567
2025 ETF Fund - 1.65% series contract	8.628	0.000	0.196	8.432
2025 ETF Fund - 1.55% series contract	12,093.878	732.301	43.476	12,782.703
2025 ETF Fund - 1.40% series contract	14,306.327	8,440.017	3,046.675	19,699.669
2025 ETF Fund - 1.25% series contract	19,201.181	11,086.144	121.388	30,165.937
2025 ETF Fund - 1.00% series contract	778.620	176.891	3.643	951.868
2035 ETF Fund - 1.75% series contract	9.603	0.000	0.056	9.547
2035 ETF Fund - 1.70% series contract	0.000	6,422.329	0.001	6,422.328
2035 ETF Fund - 1.65% series contract *	9.604	0.000	0.056	9.548
2035 ETF Fund - 1.65% series contract	18.678	0.000	0.424	18.254
2035 ETF Fund - 1.55% series contract	9.995	0.000	0.056	9.939
2035 ETF Fund - 1.40% series contract	16,569.791	2,848.805	2,200.029	17,218.567
2035 ETF Fund - 1.25% series contract	6,218.834	7,404.104	337.707	13,285.231
2035 ETF Fund - 1.00% series contract	1,299.853	235.617	3.832	1,531.638

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	358.061	65.060	0.273	422.848
International Value Portfolio - 1.75% series contract	3,167.475	207.286	655.037	2,719.724
International Value Portfolio - 1.65% series contract	9.702	0.000	0.061	9.641
International Value Portfolio - 1.55% series contract	6,322.410	1,523.175	2,172.535	5,673.050
International Value Portfolio - 1.50% series contract	866.311	179.837	9.405	1,036.743
International Value Portfolio - 1.45% series contract	1,532.172	233.142	94.779	1,670.535
International Value Portfolio - 1.25% series contract	53,462.413	13,518.577	5,898.448	61,082.542
International Value Portfolio - 1.00% series contract	4,681.245	929.944	1,702.013	3,909.176
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	0.000	820.128	504.146	315.982
Vista Fund - 1.75% series contract	9.780	682.344	0.062	692.062
Vista Fund - 1.70% series contract	326.180	1,614.889	1,119.748	821.321
Vista Fund - 1.65% series contract *	6,123.946	0.000	0.062	6,123.884
Vista Fund - 1.65% series contract	13,959.222	491.404	5,681.790	8,768.836
Vista Fund - 1.55% series contract	232.709	371.235	0.283	603.661
Vista Fund - 1.40% series contract	64,286.118	13,537.280	14,443.212	63,380.186
Vista Fund - 1.25% series contract	38,811.540	10,591.636	4,866.512	44,536.664
Vista Fund - 1.00% series contract	517.844	349.572	2.486	864.930
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	0.000	1,370.939	39.064	1,331.875
Large Company Value Fund - 1.75% series contract	2,282.345	1,157.896	331.576	3,108.665
Large Company Value Fund - 1.65% series contract *	9.605	1,553.227	0.060	1,562.772
Large Company Value Fund - 1.65% series contract	1,665.749	0.330	676.308	989.771
Large Company Value Fund - 1.55% series contract	2,802.992	7,379.388	1,291.829	8,890.551
Large Company Value Fund - 1.50% series contract	91.868	1,541.103	178.092	1,454.879
Large Company Value Fund - 1.40% series contract	43,989.066	8,177.211	8,778.607	43,387.670
Large Company Value Fund - 1.25% series contract	50,738.587	85,230.083	19,081.093	116,887.577
Large Company Value Fund - 1.00% series contract	1,019.365	1,150.851	218.302	1,951.914
Mid Cap Value Fund - 2.00% series contract	0.000	721.787	23.248	698.539
Mid Cap Value Fund - 1.80% series contract	0.000	169.012	1.015	167.997
Mid Cap Value Fund - 1.75% series contract	1,493.000	929.407	972.263	1,450.144
Mid Cap Value Fund - 1.70% series contract	0.000	271.493	1.628	269.865
Mid Cap Value Fund - 1.65% series contract *	9.575	1,973.233	0.062	1,982.746
Mid Cap Value Fund - 1.65% series contract	4,639.639	37.051	466.762	4,209.928
Mid Cap Value Fund - 1.55% series contract	2,056.017	4,724.731	848.455	5,932.293
Mid Cap Value Fund - 1.50% series contract	46.012	1,589.949	152.657	1,483.304
Mid Cap Value Fund - 1.45% series contract	366.002	447.117	796.165	16.954
Mid Cap Value Fund - 1.40% series contract	31,575.880	7,562.455	8,154.631	30,983.704
Mid Cap Value Fund - 1.25% series contract	35,681.750	24,083.192	10,264.250	49,500.692
Mid Cap Value Fund - 1.00% series contract	2,190.224	3,526.596	3,026.091	2,690.729
Ultra Fund - 1.80% series contract	436.642	1,144.343	1,013.036	567.949
Ultra Fund - 1.70% series contract	1,056.100	2,224.362	2,001.851	1,278.611
Ultra Fund - 1.65% series contract	2,248.865	389.651	614.082	2,024.434
Ultra Fund - 1.40% series contract	12,548.846	3,324.840	3,664.282	12,209.404
Calamos Advisors Trust:
Growth and Income Portfolio - 1.80% series contract	427.989	11.085	439.074	0.000
Growth and Income Portfolio - 1.75% series contract	14,943.863	59.341	14,685.131	318.073
Growth and Income Portfolio - 1.70% series contract	751.147	16.546	743.654	24.039
Growth and Income Portfolio - 1.65% series contract *	3,876.309	1,913.468	88.591	5,701.186
Growth and Income Portfolio - 1.65% series contract	17,482.963	995.604	8,976.944	9,501.623
Growth and Income Portfolio - 1.55% series contract	2,537.756	1,656.048	499.630	3,694.174
Growth and Income Portfolio - 1.50% series contract	46.716	32.475	0.836	78.355
Growth and Income Portfolio - 1.40% series contract	67,968.837	19,158.727	23,598.222	63,529.342
Growth and Income Portfolio - 1.25% series contract	74,014.102	36,703.447	9,678.234	101,039.315
Growth and Income Portfolio - 1.00% series contract	2,951.429	1,066.586	843.524	3,174.491
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	889.423	134.634	1.446	1,022.611
Value Portfolio - 1.75% series contract	33,170.918	1,374.987	696.265	33,849.640
Value Portfolio - 1.70% series contract	242.008	0.000	0.000	242.008
Value Portfolio - 1.65% series contract *	9,721.787	53.155	1,039.650	8,735.292
Value Portfolio - 1.65% series contract	13,232.845	303.054	4,597.170	8,938.729
Value Portfolio - 1.55% series contract	18,745.823	3,322.370	3,825.782	18,242.411
Value Portfolio - 1.50% series contract	5,392.841	1,041.501	1,414.970	5,019.372
Value Portfolio - 1.45% series contract	6,458.098	2,862.737	2,907.295	6,413.540
Value Portfolio - 1.40% series contract	91,046.624	16,466.197	24,083.285	83,429.536
Value Portfolio - 1.25% series contract	316,682.324	75,069.352	36,806.184	354,945.492
Value Portfolio - 1.00% series contract	25,026.854	7,152.646	5,473.989	26,705.511
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	339.826	0.000	0.286	339.540
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.624	0.000	0.061	9.563
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,976.572	17.513	136.858	3,857.227
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	526.408	0.000	516.844	9.564
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.718	3.697	3.697	114.718
Socially Responsible Growth Fund, Inc. - 1.55% series contract	3,057.520	105.636	1,601.214	1,561.942
Socially Responsible Growth Fund, Inc. - 1.45% series contract	368.995	31.264	0.440	399.819
Socially Responsible Growth Fund, Inc. - 1.40% series contract	44,507.770	5,873.894	7,673.329	42,708.335
Socially Responsible Growth Fund, Inc. - 1.25% series contract	27,009.600	5,610.721	378.337	32,241.984
Socially Responsible Growth Fund, Inc. - 1.00% series contract	24.068	0.000	1.115	22.953
Stock Index Fund, Inc. - 2.00% series contract	8,123.100	53,006.165	43,190.364	17,938.901
Stock Index Fund, Inc. - 1.95% series contract	22,171.612	22,416.279	30,594.294	13,993.597
Stock Index Fund, Inc. - 1.80% series contract **	727.214	103.956	1.441	829.729
Stock Index Fund, Inc. - 1.80% series contract	646.129	0.000	0.000	646.129
Stock Index Fund, Inc. - 1.75% series contract	60,656.485	63,669.679	82,947.677	41,378.487
Stock Index Fund, Inc. - 1.70% series contract	709.759	44.844	83.424	671.179
Stock Index Fund, Inc. - 1.65% series contract *	3,023.533	5,203.420	1,291.617	6,935.336
Stock Index Fund, Inc. - 1.65% series contract	10,537.410	207.206	1,200.890	9,543.726
Stock Index Fund, Inc. - 1.55% series contract	29,649.920	6,853.920	4,021.678	32,482.162
Stock Index Fund, Inc. - 1.50% series contract	3,999.586	2,050.496	1,091.732	4,958.350
Stock Index Fund, Inc. - 1.45% series contract	14,765.125	1,023.834	4,343.203	11,445.756
Stock Index Fund, Inc. - 1.40% series contract	497,690.576	80,039.738	99,894.944	477,835.370
Stock Index Fund, Inc. - 1.25% series contract	371,582.582	107,516.091	50,585.674	428,512.999
Stock Index Fund, Inc. - 1.00% series contract	29,324.841	11,311.237	5,622.470	35,013.608

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	0.000	0.000	8.145
Technology Growth Portfolio - 1.65% series contract	3,215.752	388.502	2,034.498	1,569.756
Technology Growth Portfolio - 1.40% series contract	24,271.227	5,367.101	4,011.124	25,627.204
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 2.00% series contract	749.744	1,628.000	1,902.711	475.033
MidCap Stock Portfolio - 1.95% series contract	3,923.023	3,835.575	4,705.556	3,053.042
MidCap Stock Portfolio - 1.75% series contract	3,232.379	3,350.394	4,415.113	2,167.660
MidCap Stock Portfolio - 1.65% series contract *	9.644	0.000	0.060	9.584
MidCap Stock Portfolio - 1.65% series contract	308.289	0.257	94.299	214.247
MidCap Stock Portfolio - 1.55% series contract	1,504.652	56.295	165.547	1,395.400
MidCap Stock Portfolio - 1.45% series contract	118.452	2.582	0.075	120.959
MidCap Stock Portfolio - 1.40% series contract	3,720.853	386.580	735.735	3,371.698
MidCap Stock Portfolio - 1.25% series contract	6,944.323	2,607.286	1,355.254	8,196.355
MidCap Stock Portfolio - 1.00% series contract	268.758	29.202	3.212	294.748
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	690,780.499	635,095.716	1,190,333.456	135,542.759
Money Market Portfolio - 1.95% series contract	64.692	5,958.621	64.688	5,958.625
Money Market Portfolio - 1.80% series contract **	62.003	23.233	1.698	83.538
Money Market Portfolio - 1.80% series contract	2,473.664	0.000	0.000	2,473.664
Money Market Portfolio - 1.75% series contract	454,084.274	747,339.115	867,353.502	334,069.887
Money Market Portfolio - 1.70% series contract	37,269.179	2,445.790	14,996.504	24,718.465
Money Market Portfolio - 1.65% series contract *	22,237.417	9,155.479	15,420.255	15,972.641
Money Market Portfolio - 1.65% series contract	72,543.049	729.493	11,307.895	61,964.647
Money Market Portfolio - 1.55% series contract	31,557.481	1,567.588	4,851.242	28,273.827
Money Market Portfolio - 1.50% series contract	1,109.621	0.000	3.098	1,106.523
Money Market Portfolio - 1.45% series contract	4,477.688	972.231	4,557.648	892.271
Money Market Portfolio - 1.40% series contract	1,087,068.708	221,605.393	160,750.180	1,147,923.921
Money Market Portfolio - 1.25% series contract	898,900.447	348,132.034	467,566.440	779,466.041
Money Market Portfolio - 1.00% series contract	34,291.553	7,376.054	5,246.733	36,420.874
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	696.756	0.000	0.000	696.756
Appreciation Portfolio - 1.70% series contract	630.713	46.776	88.333	589.156
Appreciation Portfolio - 1.65% series contract	4,171.073	854.569	943.481	4,082.161
Appreciation Portfolio - 1.40% series contract	46,331.716	12,757.336	18,254.760	40,834.292
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	9.702	0.000	0.061	9.641
Global Thematic VIP - 1.65% series contract	9.702	0.000	0.061	9.641
Global Thematic VIP - 1.55% series contract	10.103	0.000	0.061	10.042
Global Thematic VIP - 1.25% series contract	4,951.196	4,513.512	514.151	8,950.557
Global Thematic VIP - 1.00% series contract	9.631	0.000	0.079	9.552
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP - 1.75% series contract	9.740	0.000	0.062	9.678
Dreman Small Mid Cap Value VIP - 1.65% series contract	9.741	354.966	1.337	363.370
Dreman Small Mid Cap Value VIP - 1.55% series contract	10.137	995.740	0.062	1,005.815
Dreman Small Mid Cap Value VIP - 1.50% series contract	0.000	30.072	2.273	27.799
Dreman Small Mid Cap Value VIP - 1.25% series contract	2,833.764	6,113.277	836.062	8,110.979
Dreman Small Mid Cap Value VIP - 1.00% series contract	115.765	455.288	453.978	117.075
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,115.751	59.772	1.493	1,174.030
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	28,137.160	240.214	12,012.737	16,364.637
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	720.708	0.000	0.604	720.104
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	39,999.482	957.070	14,741.378	26,215.174
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,430.670	21.907	59.392	2,393.185
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	81,100.257	4,211.056	1,690.450	83,620.863
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	39,495.892	0.000	9,989.234	29,506.658
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	127,817.478	41,573.944	2,368.470	167,022.952
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	0.000	4,594.422	163.165	4,431.257
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	11,362.753	2,019.993	196.303	13,186.443
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	90,419.703	12,850.065	4,904.302	98,365.466
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	683,518.974	141,356.094	87,818.211	737,056.857
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	26,535.895	1,778.718	2,519.925	25,794.688
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,308.470	93.426	3.685	1,398.211
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	19,063.263	3,050.973	5,626.899	16,487.337
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	2,028.348	58.370	985.933	1,100.785
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	14,477.067	942.495	41.142	15,378.420
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	4,946.879	12,927.387	16,575.022	1,299.244
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	29,083.315	15,076.000	14,164.903	29,994.412
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	0.000	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	11,493.105	2,781.006	351.522	13,922.589
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	9,821.489	1,462.200	424.922	10,858.767
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	282,952.209	158,250.403	29,876.803	411,325.809
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	194.283	25.325	209.993	9.615
Ibbotson Growth ETF Asset Allocation Portfolio - 1.85% series contract	0.000	12,215.026	195.529	12,019.497
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	48,724.967	3,029.505	10,105.223	41,649.249
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	924.820	0.000	0.000	924.820
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	298,429.423	24,039.817	28,575.975	293,893.265
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	214,255.571	33,392.967	84,312.634	163,335.904
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	262,818.380	19,594.985	85,681.524	196,731.841
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	252.598	98.328	4.607	346.319
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	39,746.809	8,605.365	2,050.465	46,301.709
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	110,159.259	7,793.554	15,590.248	102,362.565
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,265,266.743	221,255.225	144,819.537	1,341,702.431
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	23,325.273	5,646.489	1,353.086	27,618.676

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,063.327	58.322	1.423	1,120.226
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	27,646.127	1,293.450	15,180.128	13,759.449
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	124.288	0.000	39.081	85.207
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	103,799.876	5,286.976	1,102.380	107,984.472
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	21,351.893	3,022.964	9,125.510	15,249.347
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	24,600.484	1,104.529	259.881	25,445.132
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	775.767	860.581	231.877	1,404.471
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	38,703.388	8,250.293	3,370.387	43,583.294
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	33,179.170	14,765.164	4,295.141	43,649.193
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	399,464.466	65,137.728	73,350.712	391,251.482
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	1,467.780	2,187.819	1,157.680	2,497.919
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	786.274	63.993	104.650	745.617
Franklin Small Cap Value Securities Fund - 1.65% series contract	292.939	661.391	0.411	953.919
Franklin Small Cap Value Securities Fund - 1.55% series contract	601.046	1,488.222	9.929	2,079.339
Franklin Small Cap Value Securities Fund - 1.50% series contract	338.002	10.950	153.249	195.703
Franklin Small Cap Value Securities Fund - 1.45% series contract	313.459	318.986	325.308	307.137
Franklin Small Cap Value Securities Fund - 1.25% series contract	15,820.857	12,711.322	5,603.180	22,928.999
Franklin Small Cap Value Securities Fund - 1.00% series contract	259.606	194.674	49.886	404.394
Franklin U.S. Government Fund - 2.00% series contract	0.000	720.447	6.544	713.903
Franklin U.S. Government Fund - 1.95% series contract	14.731	0.000	14.731	0.000
Franklin U.S. Government Fund - 1.80% series contract	1,043.370	3.853	0.567	1,046.656
Franklin U.S. Government Fund - 1.75% series contract	40,152.447	22,891.942	34,148.695	28,895.694
Franklin U.S. Government Fund - 1.65% series contract	24,963.402	3,397.545	10,513.723	17,847.224
Franklin U.S. Government Fund - 1.55% series contract	7,467.439	2,039.579	919.916	8,587.102
Franklin U.S. Government Fund - 1.50% series contract	245.133	15.691	1.071	259.753
Franklin U.S. Government Fund - 1.45% series contract	153.662	24.777	1.321	177.118
Franklin U.S. Government Fund - 1.25% series contract	102,955.169	27,616.965	6,979.880	123,592.254
Franklin U.S. Government Fund - 1.00% series contract	7,538.627	3,164.343	1,733.535	8,969.435
Mutual Global Discovery Securities Fund - 1.80% series contract	583.246	0.000	0.000	583.246
Mutual Global Discovery Securities Fund - 1.75% series contract	892.935	553.192	656.851	789.276
Mutual Global Discovery Securities Fund - 1.65% series contract	2,468.516	103.530	52.947	2,519.099
Mutual Global Discovery Securities Fund - 1.55% series contract	458.023	456.580	157.735	756.868
Mutual Global Discovery Securities Fund - 1.50% series contract	1,814.437	51.755	1.725	1,864.467
Mutual Global Discovery Securities Fund - 1.25% series contract	35,810.845	21,876.338	9,963.691	47,723.492
Mutual Global Discovery Securities Fund - 1.00% series contract	947.427	1,424.736	1,354.948	1,017.215
Mutual Shares Securities Fund - 2.00% series contract	3,093.976	26,310.354	17,209.495	12,194.835
Mutual Shares Securities Fund - 1.95% series contract	9,022.162	9,031.021	8,343.160	9,710.023
Mutual Shares Securities Fund - 1.80% series contract	973.189	2,978.733	2,984.116	967.806
Mutual Shares Securities Fund - 1.75% series contract	26,547.133	29,971.051	31,532.410	24,985.774
Mutual Shares Securities Fund - 1.65% series contract	4,758.649	4,981.243	2,910.785	6,829.107
Mutual Shares Securities Fund - 1.55% series contract	729.592	186.469	132.281	783.780
Mutual Shares Securities Fund - 1.50% series contract	412.991	2,528.464	162.229	2,779.226
Mutual Shares Securities Fund - 1.25% series contract	131,930.704	140,555.983	101,680.382	170,806.305
Mutual Shares Securities Fund - 1.00% series contract	2,012.313	1,957.346	820.241	3,149.418
Templeton Foreign Securities Fund - 2.00% series contract	0.000	2,616.670	998.847	1,617.823
Templeton Foreign Securities Fund - 1.95% series contract	0.000	3,565.685	0.000	3,565.685
Templeton Foreign Securities Fund - 1.75% series contract	3,321.577	3,999.774	1,743.116	5,578.235
Templeton Foreign Securities Fund - 1.70% series contract	885.495	76.155	66.595	895.055
Templeton Foreign Securities Fund - 1.65% series contract *	716.405	825.834	224.161	1,318.078
Templeton Foreign Securities Fund - 1.65% series contract	2,097.976	60.237	457.030	1,701.183
Templeton Foreign Securities Fund - 1.55% series contract	2,905.035	8,624.771	991.710	10,538.096
Templeton Foreign Securities Fund - 1.50% series contract	450.835	2,949.821	258.507	3,142.149
Templeton Foreign Securities Fund - 1.40% series contract	37,039.869	12,431.788	10,789.427	38,682.230
Templeton Foreign Securities Fund - 1.25% series contract	22,281.829	34,413.287	8,292.023	48,403.093
Templeton Foreign Securities Fund - 1.00% series contract	832.719	1,792.259	641.864	1,983.114
Templeton Global Bond Securities Fund - 2.00% series contract	0.000	692.235	117.633	574.602
Templeton Global Bond Securities Fund - 1.80% series contract	1,119.088	826.998	802.444	1,143.642
Templeton Global Bond Securities Fund - 1.75% series contract	14,376.616	3,103.749	7,629.338	9,851.027
Templeton Global Bond Securities Fund - 1.65% series contract	7,310.151	3,443.337	5,701.725	5,051.763
Templeton Global Bond Securities Fund - 1.55% series contract	3,051.245	2,412.899	513.600	4,950.544
Templeton Global Bond Securities Fund - 1.50% series contract	1,057.328	1,524.861	36.592	2,545.597
Templeton Global Bond Securities Fund - 1.25% series contract	96,902.795	108,431.214	39,490.547	165,843.462
Templeton Global Bond Securities Fund - 1.00% series contract	1,066.744	2,328.705	1,892.254	1,503.195
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	867.477	0.000	0.000	867.477
Core Equity Fund - 1.70% series contract	295.956	58.632	91.869	262.719
Core Equity Fund - 1.65% series contract	1,084.142	1,126.453	1,254.924	955.671
Core Equity Fund - 1.40% series contract	28,617.572	9,256.411	14,138.332	23,735.651
Diversified Dividend Fund - 1.70% series contract	121.550	77.364	77.500	121.414
Diversified Dividend Fund - 1.65% series contract	1,888.672	12,089.724	9,086.391	4,892.005
Diversified Dividend Fund - 1.40% series contract	17,909.782	17,623.142	17,853.112	17,679.812
Global Health Care Fund - 1.70% series contract	1,589.901	899.524	896.893	1,592.532
Global Health Care Fund - 1.65% series contract	697.573	615.975	917.913	395.635
Global Health Care Fund - 1.40% series contract	53,547.504	9,111.194	10,810.507	51,848.191
Small Cap Equity Fund - 2.00% series contract	0.000	578.873	11.821	567.052
Small Cap Equity Fund - 1.80% series contract **	180.430	549.650	551.826	178.254
Small Cap Equity Fund - 1.80% series contract	881.287	749.711	853.404	777.594
Small Cap Equity Fund - 1.75% series contract	1,782.153	436.988	1,061.843	1,157.298
Small Cap Equity Fund - 1.70% series contract	931.742	2,753.348	2,920.888	764.202
Small Cap Equity Fund - 1.65% series contract *	2,994.881	615.249	0.061	3,610.069
Small Cap Equity Fund - 1.65% series contract	3,195.673	623.501	1,354.393	2,464.781
Small Cap Equity Fund - 1.55% series contract	4,050.077	2,518.994	924.651	5,644.420
Small Cap Equity Fund - 1.50% series contract	725.395	2,250.279	359.039	2,616.635
Small Cap Equity Fund - 1.45% series contract	1,381.500	984.423	1,309.875	1,056.048
Small Cap Equity Fund - 1.40% series contract	55,252.074	19,807.697	21,980.152	53,079.619
Small Cap Equity Fund - 1.25% series contract	64,706.488	63,404.050	37,750.081	90,360.457
Small Cap Equity Fund - 1.00% series contract	4,439.700	1,578.726	1,703.160	4,315.266

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
Invesco Variable Insurance Funds - Series I Shares:
Van Kampen American Value Fund - 2.00% series contract	733.503	6,123.023	4,021.266	2,835.260
Van Kampen American Value Fund - 1.95% series contract	2,021.431	1,965.524	1,914.449	2,072.506
Van Kampen American Value Fund - 1.80% series contract **	281.949	37.100	0.211	318.838
Van Kampen American Value Fund - 1.80% series contract	232.949	121.947	354.896	0.000
Van Kampen American Value Fund - 1.75% series contract	4,895.029	6,502.512	6,573.470	4,824.071
Van Kampen American Value Fund - 1.70% series contract	1,449.601	280.914	734.779	995.736
Van Kampen American Value Fund - 1.65% series contract *	464.147	457.220	175.733	745.634
Van Kampen American Value Fund - 1.65% series contract	12,511.808	660.286	4,368.997	8,803.097
Van Kampen American Value Fund - 1.55% series contract	3,344.233	1,568.360	166.903	4,745.690
Van Kampen American Value Fund - 1.50% series contract	1,083.725	116.007	836.669	363.063
Van Kampen American Value Fund - 1.45% series contract	957.491	98.501	50.705	1,005.287
Van Kampen American Value Fund - 1.40% series contract	76,088.445	11,550.594	9,148.630	78,490.409
Van Kampen American Value Fund - 1.25% series contract	52,178.119	23,490.465	10,740.511	64,928.073
Van Kampen American Value Fund - 1.00% series contract	3,562.327	3,704.077	1,480.857	5,785.547
Van Kampen Comstock Fund - 2.00% series contract	3,206.163	28,828.905	19,279.136	12,755.932
Van Kampen Comstock Fund - 1.95% series contract	9,268.090	9,132.995	9,967.988	8,433.097
Van Kampen Comstock Fund - 1.80% series contract	0.000	80.712	80.712	0.000
Van Kampen Comstock Fund - 1.75% series contract	18,880.690	31,267.103	29,507.549	20,640.244
Van Kampen Comstock Fund - 1.70% series contract	1,290.183	871.420	951.052	1,210.551
Van Kampen Comstock Fund - 1.65% series contract	25,994.721	11,374.974	16,533.941	20,835.754
Van Kampen Comstock Fund - 1.55% series contract	922.580	1,221.164	30.693	2,113.051
Van Kampen Comstock Fund - 1.50% series contract	257.714	1,441.406	142.001	1,557.119
Van Kampen Comstock Fund - 1.45% series contract	259.074	1,581.303	466.738	1,373.639
Van Kampen Comstock Fund - 1.40% series contract	201,663.282	168,405.468	165,225.351	204,843.399
Van Kampen Comstock Fund - 1.25% series contract	13,385.618	34,042.550	16,364.694	31,063.474
Van Kampen Comstock Fund - 1.00% series contract	1,250.886	263.413	234.349	1,279.950
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund - 2.00% series contract	909.737	1,327.899	2,237.636	0.000
Capital Development Fund - 1.80% series contract **	451.083	30.682	481.765	0.000
Capital Development Fund - 1.80% series contract	594.059	1,211.812	1,805.871	0.000
Capital Development Fund - 1.75% series contract	1,934.016	386.405	2,320.421	0.000
Capital Development Fund - 1.70% series contract	1,085.923	1,210.268	2,296.191	0.000
Capital Development Fund - 1.65% series contract *	1,908.200	0.000	1,908.200	0.000
Capital Development Fund - 1.65% series contract	2,189.695	675.809	2,865.504	0.000
Capital Development Fund - 1.55% series contract	11,474.893	4,543.932	16,018.825	0.000
Capital Development Fund - 1.50% series contract	2,377.216	274.020	2,651.236	0.000
Capital Development Fund - 1.45% series contract	2,405.090	109.591	2,514.681	0.000
Capital Development Fund - 1.40% series contract	50,390.810	46,474.179	96,864.989	0.000
Capital Development Fund - 1.25% series contract	142,776.360	30,637.741	173,414.101	0.000
Capital Development Fund - 1.00% series contract	13,015.136	2,975.275	15,990.411	0.000
Global Real Estate Fund - 2.00% series contract	0.000	8,850.939	223.137	8,627.802
Global Real Estate Fund - 1.95% series contract	0.000	6,174.102	0.000	6,174.102
Global Real Estate Fund - 1.80% series contract	1,558.598	30.085	0.736	1,587.947
Global Real Estate Fund - 1.75% series contract	1,645.876	13,116.980	910.111	13,852.745
Global Real Estate Fund - 1.65% series contract	5,272.550	966.523	328.927	5,910.146
Global Real Estate Fund - 1.55% series contract	7,216.804	12,546.845	2,559.668	17,203.981
Global Real Estate Fund - 1.50% series contract	1,239.668	1,939.494	406.371	2,772.791
Global Real Estate Fund - 1.45% series contract	1,354.546	149.739	78.661	1,425.624
Global Real Estate Fund - 1.25% series contract	136,578.226	109,992.637	40,889.524	205,681.339
Global Real Estate Fund - 1.00% series contract	5,906.047	1,727.834	1,066.552	6,567.329
Government Securities Fund - 1.70% series contract	1,387.420	10.809	51.242	1,346.987
Government Securities Fund - 1.65% series contract	21,263.607	300.264	5,704.744	15,859.127
Government Securities Fund - 1.40% series contract	41,950.841	7,482.847	8,176.003	41,257.685
International Growth Fund - 2.00% series contract	2,509.622	18,738.880	14,356.272	6,892.230
International Growth Fund - 1.95% series contract	6,939.749	7,145.682	8,684.371	5,401.060
International Growth Fund - 1.80% series contract	505.395	1,715.329	1,635.035	585.689
International Growth Fund - 1.75% series contract	17,430.357	20,179.817	23,758.597	13,851.577
International Growth Fund - 1.65% series contract	679.031	676.302	671.888	683.445
International Growth Fund - 1.55% series contract	5,366.439	833.301	1,707.465	4,492.275
International Growth Fund - 1.50% series contract	949.314	1,129.865	544.063	1,535.116
International Growth Fund - 1.45% series contract	860.845	1,260.957	1,492.312	629.490
International Growth Fund - 1.25% series contract	80,860.967	105,380.857	72,238.102	114,003.722
International Growth Fund - 1.00% series contract	3,037.257	3,642.777	2,735.121	3,944.913
Mid Cap Core Equity Fund - 2.00% series contract	2,894.635	17,361.349	14,587.122	5,668.862
Mid Cap Core Equity Fund - 1.95% series contract	4,407.140	4,494.862	4,695.761	4,206.241
Mid Cap Core Equity Fund - 1.80% series contract	921.674	833.835	694.452	1,061.057
Mid Cap Core Equity Fund - 1.75% series contract	10,742.580	16,149.841	20,197.553	6,694.868
Mid Cap Core Equity Fund - 1.70% series contract	168.898	49.000	60.072	157.826
Mid Cap Core Equity Fund - 1.65% series contract *	9.644	0.000	0.061	9.583
Mid Cap Core Equity Fund - 1.65% series contract	2,720.563	130.348	1,040.961	1,809.950
Mid Cap Core Equity Fund - 1.55% series contract	1,425.329	2,037.436	3,149.453	313.312
Mid Cap Core Equity Fund - 1.50% series contract	602.973	664.498	50.735	1,216.736
Mid Cap Core Equity Fund - 1.45% series contract	946.823	1,324.062	1,124.758	1,146.127
Mid Cap Core Equity Fund - 1.40% series contract	27,894.411	5,905.206	6,170.406	27,629.211
Mid Cap Core Equity Fund - 1.25% series contract	35,627.721	50,072.948	27,098.481	58,602.188
Mid Cap Core Equity Fund - 1.00% series contract	2,021.299	539.930	924.787	1,636.442
Utilities Fund - 1.70% series contract	904.409	1,226.173	1,200.257	930.325
Utilities Fund - 1.65% series contract	9,854.730	5,705.031	4,893.582	10,666.179
Utilities Fund - 1.40% series contract	67,371.170	13,045.346	14,284.325	66,132.191
Van Kampen Mid Cap Growth Fund - 2.00% series contract	0.000	2,126.969	864.745	1,262.224
Van Kampen Mid Cap Growth Fund - 1.80% series contract **	0.000	514.145	9.558	504.587
Van Kampen Mid Cap Growth Fund - 1.80% series contract	0.000	2,852.280	1,901.520	950.760
Van Kampen Mid Cap Growth Fund - 1.75% series contract	0.000	2,299.035	326.697	1,972.338
Van Kampen Mid Cap Growth Fund - 1.70% series contract	0.000	3,375.599	1,807.693	1,567.906
Van Kampen Mid Cap Growth Fund - 1.65% series contract *	0.000	1,733.911	320.831	1,413.080
Van Kampen Mid Cap Growth Fund - 1.65% series contract	0.000	4,645.351	1,112.961	3,532.390
Van Kampen Mid Cap Growth Fund - 1.55% series contract	0.000	15,568.975	2,448.766	13,120.209
Van Kampen Mid Cap Growth Fund - 1.50% series contract	0.000	4,209.618	513.260	3,696.358
Van Kampen Mid Cap Growth Fund - 1.45% series contract	0.000	2,499.069	14.348	2,484.721
Van Kampen Mid Cap Growth Fund - 1.40% series contract	0.000	170,357.891	92,203.720	78,154.171
Van Kampen Mid Cap Growth Fund - 1.25% series contract	0.000	199,106.180	22,877.458	176,228.722
Van Kampen Mid Cap Growth Fund - 1.00% series contract	0.000	17,533.349	3,980.281	13,553.068

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	0.000	6,253.431	275.062	5,978.369
Balanced Portfolio - 1.95% series contract	0.000	4,656.518	0.000	4,656.518
Balanced Portfolio - 1.80% series contract **	1,379.280	0.000	0.000	1,379.280
Balanced Portfolio - 1.80% series contract	665.178	0.000	0.000	665.178
Balanced Portfolio - 1.75% series contract	26,055.804	15,296.731	21,476.959	19,875.576
Balanced Portfolio - 1.70% series contract	3,285.752	59.284	153.396	3,191.640
Balanced Portfolio - 1.65% series contract *	5,350.272	944.967	1,325.141	4,970.098
Balanced Portfolio - 1.65% series contract	17,554.499	6,467.856	7,160.225	16,862.130
Balanced Portfolio - 1.55% series contract	7,551.964	4,518.464	1,005.532	11,064.896
Balanced Portfolio - 1.50% series contract	4,053.383	1,376.135	1,265.167	4,164.351
Balanced Portfolio - 1.45% series contract	3,145.199	4,655.409	4,840.435	2,960.173
Balanced Portfolio - 1.40% series contract	134,466.277	18,502.464	30,403.448	122,565.293
Balanced Portfolio - 1.25% series contract	154,125.104	58,907.543	57,209.576	155,823.071
Balanced Portfolio - 1.00% series contract	2,998.037	1,639.410	1,326.759	3,310.688
Enterprise Portfolio - 2.00% series contract	743.218	6,728.332	6,493.536	978.014
Enterprise Portfolio - 1.95% series contract	2,098.426	2,060.188	3,876.293	282.321
Enterprise Portfolio - 1.80% series contract	198.994	0.000	0.000	198.994
Enterprise Portfolio - 1.75% series contract	4,627.637	7,318.323	10,021.971	1,923.989
Enterprise Portfolio - 1.70% series contract	44.132	0.000	0.000	44.132
Enterprise Portfolio - 1.65% series contract *	425.909	1,540.064	0.855	1,965.118
Enterprise Portfolio - 1.65% series contract	863.054	199.838	467.151	595.741
Enterprise Portfolio - 1.55% series contract	1,424.240	3,950.427	1,039.955	4,334.712
Enterprise Portfolio - 1.50% series contract	79.189	2,282.535	244.827	2,116.897
Enterprise Portfolio - 1.40% series contract	23,566.466	3,814.636	2,450.849	24,930.253
Enterprise Portfolio - 1.25% series contract	32,014.881	29,253.219	10,356.072	50,912.028
Enterprise Portfolio - 1.00% series contract	2,716.072	1,364.354	2,941.710	1,138.716
Janus Portfolio - 2.00% series contract	3,192.661	35,304.899	21,766.164	16,731.396
Janus Portfolio - 1.95% series contract	9,143.354	9,452.957	8,429.883	10,166.428
Janus Portfolio - 1.80% series contract	961.607	3,249.637	3,101.435	1,109.809
Janus Portfolio - 1.75% series contract	15,804.982	36,086.649	31,509.755	20,381.876
Janus Portfolio - 1.70% series contract	1,601.202	45.476	56.845	1,589.833
Janus Portfolio - 1.65% series contract *	4,278.455	3,621.827	2,879.855	5,020.427
Janus Portfolio - 1.65% series contract	2,614.703	3.189	1,523.850	1,094.042
Janus Portfolio - 1.55% series contract	1,520.326	26.914	185.936	1,361.304
Janus Portfolio - 1.50% series contract	176.013	3,067.049	186.356	3,056.706
Janus Portfolio - 1.40% series contract	55,694.785	10,170.907	15,922.997	49,942.695
Janus Portfolio - 1.25% series contract	84,024.457	161,952.592	105,651.818	140,325.231
Janus Portfolio - 1.00% series contract	2,265.103	293.837	12.173	2,546.767
Overseas Portfolio - 2.00% series contract	1,125.203	12,038.951	6,309.377	6,854.777
Overseas Portfolio - 1.95% series contract	192.665	0.000	7.249	185.416
Overseas Portfolio - 1.80% series contract	1,022.137	381.571	405.364	998.344
Overseas Portfolio - 1.75% series contract	46,051.688	11,209.532	13,727.708	43,533.512
Overseas Portfolio - 1.70% series contract	282.269	35.815	30.845	287.239
Overseas Portfolio - 1.65% series contract *	22,132.294	838.348	3,066.438	19,904.204
Overseas Portfolio - 1.65% series contract	12,894.136	1,446.469	5,272.544	9,068.061
Overseas Portfolio - 1.55% series contract	27,008.245	5,728.536	3,936.727	28,800.054
Overseas Portfolio - 1.50% series contract	4,866.742	1,167.054	1,494.292	4,539.504
Overseas Portfolio - 1.45% series contract	6,357.374	1,813.222	961.174	7,209.422
Overseas Portfolio - 1.40% series contract	138,758.679	35,971.968	38,795.296	135,935.351
Overseas Portfolio - 1.25% series contract	464,710.848	180,024.880	83,495.948	561,239.780
Overseas Portfolio - 1.00% series contract	37,581.358	13,057.229	9,042.648	41,595.939
Worldwide Portfolio - 1.70% series contract	269.572	0.000	0.221	269.351
Worldwide Portfolio - 1.65% series contract	111.603	0.000	0.000	111.603
Worldwide Portfolio - 1.40% series contract	12,460.908	1,343.669	2,238.120	11,566.457
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,623.913	2,875.775	3,060.953	1,438.735
Core Plus Fixed Income Portfolio - 1.95% series contract	4,701.145	5,436.497	5,800.577	4,337.065
Core Plus Fixed Income Portfolio - 1.75% series contract	5,088.019	5,118.731	5,719.199	4,487.551
Core Plus Fixed Income Portfolio - 1.70% series contract	735.488	57.017	23.861	768.644
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.761	0.000	0.061	9.700
Core Plus Fixed Income Portfolio - 1.65% series contract	20,363.058	315.024	4,548.341	16,129.741
Core Plus Fixed Income Portfolio - 1.55% series contract	1,237.715	115.833	59.435	1,294.113
Core Plus Fixed Income Portfolio - 1.40% series contract	32,624.571	3,477.195	3,650.473	32,451.293
Core Plus Fixed Income Portfolio - 1.25% series contract	236.334	609.398	630.036	215.696
Core Plus Fixed Income Portfolio - 1.00% series contract	345.266	1,712.141	482.958	1,574.449
Mid Cap Growth Portfolio - 2.00% series contract	0.000	6,748.714	3,595.663	3,153.051
Mid Cap Growth Portfolio - 1.80% series contract	295.788	0.000	0.248	295.540
Mid Cap Growth Portfolio - 1.75% series contract	3,093.199	6,315.982	5,167.153	4,242.028
Mid Cap Growth Portfolio - 1.70% series contract	867.513	1,647.814	1,053.810	1,461.517
Mid Cap Growth Portfolio - 1.65% series contract *	476.239	1,002.745	29.116	1,449.868
Mid Cap Growth Portfolio - 1.65% series contract	6,250.474	1,308.195	2,018.824	5,539.845
Mid Cap Growth Portfolio - 1.55% series contract	5,317.388	8,532.708	187.429	13,662.667
Mid Cap Growth Portfolio - 1.50% series contract	401.464	289.646	68.438	622.672
Mid Cap Growth Portfolio - 1.45% series contract	154.711	13.451	3.883	164.279
Mid Cap Growth Portfolio - 1.40% series contract	27,543.211	26,832.234	21,367.067	33,008.378
Mid Cap Growth Portfolio - 1.25% series contract	52,449.045	25,507.018	13,602.305	64,353.758
Mid Cap Growth Portfolio - 1.00% series contract	4,426.551	688.477	1,398.973	3,716.055
U.S. Real Estate Portfolio - 1.80% series contract	183.345	96.595	0.578	279.362
U.S. Real Estate Portfolio - 1.70% series contract	1,903.081	225.748	143.302	1,985.527
U.S. Real Estate Portfolio - 1.65% series contract	9,083.023	4,872.633	5,989.261	7,966.395
U.S. Real Estate Portfolio - 1.40% series contract	123,984.987	17,692.989	24,548.337	117,129.639

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.75% series contract	4,275.634	190.074	1,967.464	2,498.244
Guardian Portfolio - 1.70% series contract	653.486	747.619	738.232	662.873
Guardian Portfolio - 1.65% series contract *	9.526	0.000	0.060	9.466
Guardian Portfolio - 1.65% series contract	218.458	3.137	3.137	218.458
Guardian Portfolio - 1.55% series contract	3,787.719	9,920.291	6,466.385	7,241.625
Guardian Portfolio - 1.50% series contract	1,471.877	438.178	625.930	1,284.125
Guardian Portfolio - 1.45% series contract	1,841.683	2,386.472	2,752.095	1,476.060
Guardian Portfolio - 1.40% series contract	79,036.558	20,983.623	26,188.141	73,832.040
Guardian Portfolio - 1.25% series contract	44,563.025	11,072.425	12,633.129	43,002.321
Guardian Portfolio - 1.00% series contract	1,526.456	1,504.999	1,197.865	1,833.590
Small-Cap Growth Portfolio - 1.70% series contract	1,050.328	981.066	988.573	1,042.821
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	16,269.274	2,646.389	4,485.165	14,430.498
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.75% series contract	9.702	0.000	0.061	9.641
Balanced Fund - 1.70% series contract	606.115	92.023	264.002	434.136
Balanced Fund - 1.65% series contract *	1,687.374	75.131	36.900	1,725.605
Balanced Fund - 1.65% series contract	14,192.764	1,612.560	3,210.839	12,594.485
Balanced Fund - 1.55% series contract	177.808	0.000	0.061	177.747
Balanced Fund - 1.40% series contract	59,662.763	8,557.826	7,932.896	60,287.693
Balanced Fund - 1.25% series contract	16,234.887	2,431.364	4,453.004	14,213.247
Balanced Fund - 1.00% series contract	9.636	0.000	0.080	9.556
Capital Appreciation Fund - 2.00% series contract	2,609.518	19,265.628	15,668.970	6,206.176
Capital Appreciation Fund - 1.95% series contract	7,212.041	7,052.463	10,196.662	4,067.842
Capital Appreciation Fund - 1.80% series contract	1,971.026	102.889	1.445	2,072.470
Capital Appreciation Fund - 1.75% series contract	15,331.671	22,441.546	24,531.828	13,241.389
Capital Appreciation Fund - 1.70% series contract	172.080	43.848	55.006	160.922
Capital Appreciation Fund - 1.65% series contract *	1,577.015	1,177.923	706.261	2,048.677
Capital Appreciation Fund - 1.65% series contract	669.305	313.451	350.884	631.872
Capital Appreciation Fund - 1.55% series contract	15,822.161	8,701.936	2,471.571	22,052.526
Capital Appreciation Fund - 1.50% series contract	3,010.728	2,959.844	892.186	5,078.386
Capital Appreciation Fund - 1.45% series contract	3,171.609	374.473	179.056	3,367.026
Capital Appreciation Fund - 1.40% series contract	41,309.646	7,527.926	8,002.584	40,834.988
Capital Appreciation Fund - 1.25% series contract	197,008.776	81,594.507	27,781.477	250,821.806
Capital Appreciation Fund - 1.00% series contract	19,117.683	7,595.974	3,548.553	23,165.104
Global Securities Fund - 2.00% series contract	0.000	5,301.628	614.396	4,687.232
Global Securities Fund - 1.95% series contract	0.000	3,080.865	0.000	3,080.865
Global Securities Fund - 1.80% series contract **	772.674	0.000	0.000	772.674
Global Securities Fund - 1.80% series contract	202.546	21.873	21.873	202.546
Global Securities Fund - 1.75% series contract	2,160.420	10,559.031	1,122.036	11,597.415
Global Securities Fund - 1.70% series contract	232.428	0.000	0.000	232.428
Global Securities Fund - 1.65% series contract *	1,954.978	949.717	762.404	2,142.291
Global Securities Fund - 1.65% series contract	5,317.291	994.453	1,948.240	4,363.504
Global Securities Fund - 1.55% series contract	4,892.184	726.014	2,914.760	2,703.438
Global Securities Fund - 1.50% series contract	0.000	47.094	0.000	47.094
Global Securities Fund - 1.40% series contract	71,284.608	13,411.200	15,915.776	68,780.032
Global Securities Fund - 1.25% series contract	63,831.286	26,162.976	10,284.281	79,709.981
Global Securities Fund - 1.00% series contract	300.171	232.863	1.122	531.912
Main Street Fund - 2.00% series contract	2,972.596	26,741.464	17,178.650	12,535.410
Main Street Fund - 1.95% series contract	8,705.532	12,974.055	8,247.689	13,431.898
Main Street Fund - 1.80% series contract	425.227	1,126.811	1,015.484	536.554
Main Street Fund - 1.75% series contract	14,279.010	32,145.765	27,093.308	19,331.467
Main Street Fund - 1.70% series contract	698.042	1,751.597	1,572.819	876.820
Main Street Fund - 1.65% series contract *	9.674	522.901	50.292	482.283
Main Street Fund - 1.65% series contract	4,580.561	445.454	2,137.186	2,888.829
Main Street Fund - 1.55% series contract	1,330.085	1,296.178	1,204.320	1,421.943
Main Street Fund - 1.50% series contract	0.000	247.317	122.534	124.783
Main Street Fund - 1.45% series contract	241.109	21.192	0.160	262.141
Main Street Fund - 1.40% series contract	118,101.451	27,542.455	29,887.641	115,756.265
Main Street Fund - 1.25% series contract	38,598.470	21,334.845	13,716.375	46,216.940
Main Street Fund - 1.00% series contract	669.286	241.157	10.412	900.031
Main Street Small & Mid Cap Fund - 2.00% series contract	773.250	8,338.369	4,948.527	4,163.092
Main Street Small & Mid Cap Fund - 1.95% series contract	2,205.648	2,811.360	2,005.800	3,011.208
Main Street Small & Mid Cap Fund - 1.80% series contract	7,442.615	696.992	0.000	8,139.607
Main Street Small & Mid Cap Fund - 1.75% series contract	4,287.629	10,428.407	7,551.091	7,164.945
Main Street Small & Mid Cap Fund - 1.70% series contract	1,235.594	429.584	584.935	1,080.243
Main Street Small & Mid Cap Fund - 1.65% series contract *	1,079.606	980.256	52.449	2,007.413
Main Street Small & Mid Cap Fund - 1.65% series contract	4,531.215	307.880	2,049.706	2,789.389
Main Street Small & Mid Cap Fund - 1.55% series contract	3,638.371	1,921.467	1,407.194	4,152.644
Main Street Small & Mid Cap Fund - 1.50% series contract	145.078	203.250	53.060	295.268
Main Street Small & Mid Cap Fund - 1.45% series contract	160.568	14.004	0.108	174.464
Main Street Small & Mid Cap Fund - 1.40% series contract	95,378.267	12,027.001	14,817.685	92,587.583
Main Street Small & Mid Cap Fund - 1.25% series contract	29,509.407	15,298.457	5,844.589	38,963.275
Main Street Small & Mid Cap Fund - 1.00% series contract	304.118	198.007	186.349	315.776

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2012	Purchased	Redeemed	12/31/2012
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	3,430.509	22,453.515	13,989.231	11,894.793
High Yield Portfolio - 1.95% series contract	5,635.885	6,090.773	5,908.923	5,817.735
High Yield Portfolio - 1.80% series contract	1,427.526	1,080.109	1,263.555	1,244.080
High Yield Portfolio - 1.75% series contract	14,961.159	25,534.462	22,031.576	18,464.045
High Yield Portfolio - 1.70% series contract	1,787.705	125.048	557.113	1,355.640
High Yield Portfolio - 1.65% series contract *	3,145.859	3,558.512	2,503.463	4,200.908
High Yield Portfolio - 1.65% series contract	3,124.152	12.803	494.957	2,641.998
High Yield Portfolio - 1.55% series contract	4,201.145	6,953.144	3,789.263	7,365.026
High Yield Portfolio - 1.50% series contract	57.647	2,816.138	169.716	2,704.069
High Yield Portfolio - 1.45% series contract	336.350	956.201	144.807	1,147.744
High Yield Portfolio - 1.40% series contract	39,960.522	9,577.724	10,518.078	39,020.168
High Yield Portfolio - 1.25% series contract	82,767.702	107,102.443	47,539.905	142,330.240
High Yield Portfolio - 1.00% series contract	1,127.490	1,606.627	941.868	1,792.249
Real Return Portfolio - 2.00% series contract	898.316	1,183.539	27.205	2,054.650
Real Return Portfolio - 1.95% series contract	9.522	0.000	9.522	0.000
Real Return Portfolio - 1.80% series contract **	18.327	5.813	0.469	23.671
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio - 1.75% series contract	54,553.919	13,124.993	23,695.527	43,983.385
Real Return Portfolio - 1.70% series contract	2,058.366	22.047	183.707	1,896.706
Real Return Portfolio - 1.65% series contract *	6,086.545	2,380.812	354.667	8,112.690
Real Return Portfolio - 1.65% series contract	41,857.781	15,242.810	22,362.768	34,737.823
Real Return Portfolio - 1.55% series contract	39,327.391	13,059.652	10,055.091	42,331.952
Real Return Portfolio - 1.50% series contract	1,637.375	1,852.490	279.510	3,210.355
Real Return Portfolio - 1.45% series contract	1,308.232	1,179.066	629.036	1,858.262
Real Return Portfolio - 1.40% series contract	141,960.531	42,532.677	44,521.468	139,971.740
Real Return Portfolio - 1.25% series contract	248,430.025	119,383.751	107,014.955	260,798.821
Real Return Portfolio - 1.00% series contract	15,879.057	7,827.257	4,408.748	19,297.566
Total Return Portfolio - 2.00% series contract	8,534.019	35,751.566	20,207.020	24,078.565
Total Return Portfolio - 1.95% series contract	5,148.803	5,923.042	5,073.855	5,997.990
Total Return Portfolio - 1.80% series contract	549.051	440.941	341.634	648.358
Total Return Portfolio - 1.75% series contract	70,559.478	62,466.982	49,629.615	83,396.845
Total Return Portfolio - 1.70% series contract	1,165.942	989.775	1,028.759	1,126.958
Total Return Portfolio - 1.65% series contract *	20,032.328	7,237.002	2,845.062	24,424.268
Total Return Portfolio - 1.65% series contract	22,851.816	12,287.250	15,527.754	19,611.312
Total Return Portfolio - 1.55% series contract	30,141.306	25,175.738	11,221.384	44,095.660
Total Return Portfolio - 1.50% series contract	4,531.543	3,720.452	761.988	7,490.007
Total Return Portfolio - 1.45% series contract	5,239.363	2,339.325	1,541.451	6,037.237
Total Return Portfolio - 1.40% series contract	170,585.420	44,536.315	47,118.635	168,003.100
Total Return Portfolio - 1.25% series contract	427,101.464	214,105.548	64,432.303	576,774.709
Total Return Portfolio - 1.00% series contract	29,195.104	8,332.507	6,354.270	31,173.341
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund - 1.70% series contract	1,728.139	8.943	262.136	1,474.946
Guggenheim U.S. Long Short Momentum Fund - 1.65% series contract	3,863.723	334.505	1,616.202	2,582.026
Guggenheim U.S. Long Short Momentum Fund - 1.40% series contract	49,219.394	10,166.526	11,341.017	48,044.903
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.703	0.000	0.061	9.642
2015 ETF Fund - 1.70% series contract	878.803	20.376	139.522	759.657
2015 ETF Fund - 1.65% series contract *	9.704	0.000	0.060	9.644
2015 ETF Fund - 1.65% series contract	1,160.926	15.142	869.994	306.074
2015 ETF Fund - 1.55% series contract	1,712.433	69.334	1.280	1,780.487
2015 ETF Fund - 1.40% series contract	16,171.598	2,972.386	2,210.554	16,933.430
2015 ETF Fund - 1.25% series contract	721.943	993.105	225.999	1,489.049
2015 ETF Fund - 1.00% series contract	4,187.433	3.814	3.712	4,187.535
2025 ETF Fund - 1.75% series contract	9.683	0.000	0.062	9.621
2025 ETF Fund - 1.70% series contract	517.006	0.000	0.000	517.006
2025 ETF Fund - 1.65% series contract *	9.683	0.000	0.061	9.622
2025 ETF Fund - 1.65% series contract	8.840	0.000	0.212	8.628
2025 ETF Fund - 1.55% series contract	1,687.954	12,083.865	1,677.941	12,093.878
2025 ETF Fund - 1.40% series contract	10,985.393	3,728.278	407.344	14,306.327
2025 ETF Fund - 1.25% series contract	8,006.001	11,822.960	627.780	19,201.181
2025 ETF Fund - 1.00% series contract	561.021	221.489	3.890	778.620
2035 ETF Fund - 1.75% series contract	9.664	0.000	0.061	9.603
2035 ETF Fund - 1.65% series contract *	9.665	0.000	0.061	9.604
2035 ETF Fund - 1.65% series contract	19.136	0.000	0.458	18.678
2035 ETF Fund - 1.55% series contract	10.055	0.000	0.060	9.995
2035 ETF Fund - 1.40% series contract	14,627.184	3,265.109	1,322.502	16,569.791
2035 ETF Fund - 1.25% series contract	4,008.811	3,397.295	1,187.272	6,218.834
2035 ETF Fund - 1.00% series contract	1,013.138	293.302	6.587	1,299.853

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2013				Year Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	84	$6.917999	$7.240513	$597	6.07%	1.00%	1.80%	20.52%	21.50%
American Century Variable Portfolios - Class I:
Vista Fund	119	10.881688	11.361810	1,673	0.00%	1.00%	1.75%	27.90%	28.87%
American Century Variable Portfolios - Class II:
Large Company Value Fund	240	12.052405	12.760836	3,099	1.39%	1.00%	2.00%	28.42%	29.73%
Mid Cap Value Fund	134	15.854764	16.786567	2,364	1.09%	1.00%	2.00%	27.30%	28.60%
Ultra Fund	13	15.190331	15.544679	205	0.43%	1.40%	1.65%	34.66%	35.00%
Calamos Advisors Trust:
Growth and Income Portfolio	160	12.659917	13.218350	2,058	1.09%	1.00%	1.75%	14.36%	15.23%
Davis Variable Account Fund, Inc.:
Value Portfolio	581	11.919937	12.475401	7,076	0.93%	1.00%	1.80%	31.03%	32.09%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	87	14.432782	15.105175	1,495	1.05%	1.00%	1.80%	31.59%	32.66%
Stock Index Fund, Inc.	1,157	13.160594	13.934110	19,036	1.63%	1.00%	2.00%	29.07%	30.39%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	29	18.428638	18.945844	547	0.00%	1.40%	1.70%	30.55%	30.95%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	12	15.245251	15.917826	179	1.39%	1.00%	1.75%	32.34%	33.35%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,715	0.901146	0.957299	2,620	0.00%	1.00%	2.00%	-2.19%	-1.05%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	43	18.212527	19.073656	818	1.72%	1.40%	1.80%	18.65%	19.13%
DWS Variable Series II - Class A:
Global Growth VIP	9	9.874637	10.310390	94	1.18%	1.00%	1.75%	19.94%	20.86%
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	19	14.735277	15.152851	290	0.53%	1.00%	1.75%	32.34%	33.35%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,196	11.273090	12.107425	13,972	1.39%	0.75%	2.00%	9.62%	11.02%
Ibbotson Conservative ETF Asset Allocation Portfolio	380	10.825055	11.302473	4,225	1.11%	1.00%	1.75%	0.77%	1.54%
Ibbotson Growth ETF Asset Allocation Portfolio	2,291	11.435818	11.940301	26,721	1.21%	1.00%	1.75%	14.51%	15.38%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	693	10.991287	11.637224	7,901	1.51%	1.00%	2.00%	5.19%	6.26%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	43	23.188063	24.026733	1,021	1.23%	1.00%	1.75%	33.86%	34.88%
Franklin U.S. Government Fund	178	10.722334	11.352345	1,979	2.70%	1.00%	2.00%	-4.19%	-3.22%
Mutual Global Discovery Securities Fund	130	17.344841	18.014968	2,304	2.48%	1.00%	1.80%	25.32%	26.34%
Mutual Shares Securities Fund	272	12.142874	12.856539	3,424	2.36%	1.00%	2.00%	25.70%	26.98%
Templeton Foreign Securities Fund	177	10.722616	11.352863	1,977	2.26%	1.00%	2.00%	20.51%	21.74%
Templeton Global Bond Securities Fund	217	13.702224	14.368039	3,080	5.15%	1.00%	2.00%	-0.40%	0.61%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	184	14.876143	15.750490	4,170	0.70%	1.00%	2.00%	31.58%	32.92%
Comstock Fund	327	13.797970	14.178510	4,575	1.67%	1.00%	2.00%	33.26%	34.61%
Core Equity Fund	28	14.825523	15.295791	428	1.57%	1.40%	1.80%	26.92%	27.44%
Diversified Dividend Fund	24	13.706829	13.819067	335	2.37%	1.40%	1.70%	28.81%	29.20%
Global Health Care Fund	57	22.676914	23.749284	1,342	0.70%	1.40%	1.80%	38.01%	38.57%
Small Cap Equity Fund	206	15.497700	16.408658	3,250	0.01%	1.00%	2.00%	34.72%	36.09%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	290	9.216104	9.758007	2,780	4.20%	1.00%	2.00%	0.39%	1.41%
Government Securities Fund	51	12.321153	12.755201	640	3.13%	1.40%	1.70%	-4.51%	-4.22%
International Growth Fund	151	10.862538	11.501015	1,698	1.00%	1.00%	2.00%	16.34%	17.53%
Mid Cap Core Equity Fund	135	12.710064	13.457130	2,022	1.87%	1.00%	2.00%	25.90%	27.18%
Mid Cap Growth Fund	320	13.037388	13.261911	4,215	0.22%	1.00%	2.00%	33.87%	35.24%
Utilities Fund	73	19.089966	19.855634	1,456	2.70%	1.40%	1.80%	8.53%	8.97%
Janus Aspen Series - Service Shares:
Balanced Portfolio	464	13.944187	14.763525	7,651	1.97%	1.00%	2.00%	17.41%	18.61%
Enterprise Portfolio	127	13.881069	14.697126	2,363	0.35%	1.00%	2.00%	29.40%	30.72%
Global Research Portfolio	9	15.697195	16.250418	151	1.06%	1.40%	1.70%	25.90%	26.28%
Janus Portfolio	238	12.853540	13.608993	3,441	0.64%	1.00%	2.00%	27.40%	28.70%
Overseas Portfolio	885	8.227177	8.711021	9,385	3.02%	1.00%	2.00%	12.00%	13.14%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	46	11.362491	11.863535	602	3.83%	1.00%	1.75%	-2.06%	-1.31%
Mid Cap Growth Portfolio	119	14.633190	15.315065	1,812	0.32%	1.00%	2.00%	35.01%	36.11%
U.S. Real Estate Portfolio	121	25.332591	26.530815	3,208	1.15%	1.40%	1.80%	0.22%	0.62%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	124	22.455470	14.480985	2,302	0.67%	1.00%	1.80%	36.11%	37.22%
Small-Cap Growth Portfolio	11	17.358069	17.969669	204	0.00%	1.40%	1.70%	43.36%	43.79%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	410	11.606023	12.288249	5,242	0.71%	1.00%	2.00%	26.84%	28.14%
Capital Income Fund	86	9.223171	9.630039	1,111	2.20%	1.00%	1.75%	10.86%	11.71%
Global Fund	210	12.727357	13.475550	3,712	1.17%	1.00%	2.00%	24.45%	25.72%
Main Street Fund	217	13.185239	13.960206	3,203	0.87%	1.00%	2.00%	28.81%	30.13%
Main Street Small Cap Fund	168	28.008519	16.961275	4,133	0.71%	1.00%	1.80%	38.09%	39.22%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	268	13.486457	14.278857	4,075	5.51%	1.00%	2.00%	3.63%	4.69%
Real Return Portfolio	508	11.342776	12.009172	6,614	1.63%	1.00%	2.00%	-11.03%	-10.13%
Total Return Portfolio	1,053	12.385276	13.112983	14,143	2.25%	1.00%	2.00%	-3.92%	-2.94%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	48	16.105404	16.672844	802	0.00%	1.40%	1.70%	15.46%	15.81%
Wilshire Variable Insurance Trust:
2015 ETF Fund	30	12.050364	12.581836	364	2.03%	1.00%	1.75%	8.45%	9.27%
2025 ETF Fund	64	11.648640	12.162403	751	2.05%	1.00%	1.75%	10.25%	11.09%
2035 ETF Fund	39	11.333373	11.833302	425	2.19%	1.00%	1.75%	12.96%	13.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Year Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	77	$5.740063	$5.959140	$450	1.46%	1.00%	1.80%	12.13%	13.05%
American Century Variable Portfolios - Class I:
Vista Fund	126	12.292525	8.816386	1,387	0.00%	1.00%	1.80%	13.52%	14.45%
American Century Variable Portfolios - Class II:
Large Company Value Fund	180	9.385070	9.836393	1,811	1.87%	1.00%	2.00%	14.03%	15.20%
Mid Cap Value Fund	99	12.454396	13.053217	1,396	1.90%	1.00%	2.00%	13.89%	15.06%
Ultra Fund	16	11.142053	11.514403	184	0.00%	1.40%	1.80%	11.72%	12.18%
Calamos Advisors Trust:
Growth and Income Portfolio	187	11.070278	11.471036	2,090	2.15%	1.00%	1.75%	6.52%	7.34%
Davis Variable Account Fund, Inc.:
Value Portfolio	548	9.097299	9.444354	5,055	1.77%	1.00%	1.80%	11.03%	11.94%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	81	10.968380	11.386676	1,077	0.58%	1.00%	1.80%	9.68%	10.58%
Stock Index Fund, Inc.	1,082	10.196297	10.686593	13,999	1.89%	1.00%	2.00%	13.15%	14.31%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27	14.116447	14.468533	393	0.00%	1.40%	1.70%	13.65%	14.00%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	19	11.389006	11.936716	221	0.21%	1.00%	2.00%	16.94%	18.14%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,575	0.921277	0.967458	2,523	0.00%	1.00%	2.00%	-2.15%	-1.04%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	46	15.349682	16.010317	737	3.30%	1.40%	1.80%	8.15%	8.59%
DWS Variable Series II - Class A:
Global Thematic VIP	9	8.232976	8.531180	76	1.57%	1.00%	1.75%	16.51%	17.40%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	10	11.134366	11.363192	109	0.82%	1.00%	1.75%	11.39%	12.24%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,207	10.283456	10.905490	12,778	1.54%	0.75%	2.00%	8.59%	9.98%
Ibbotson Conservative ETF Asset Allocation Portfolio	512	10.742471	11.131248	5,617	1.58%	1.00%	1.75%	3.36%	4.15%
Ibbotson Growth ETF Asset Allocation Portfolio	2,227	9.939648	10.348693	22,546	1.28%	1.00%	1.85%	10.82%	11.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	646	10.449381	10.951704	6,956	1.58%	1.00%	2.00%	5.70%	6.78%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	28	17.323252	17.813887	486	0.80%	1.00%	1.75%	16.31%	17.20%
Franklin U.S. Government Fund	190	11.191662	11.729522	2,191	2.86%	1.00%	2.00%	-0.16%	0.86%
Mutual Global Discovery Securities Fund	55	13.840423	14.259085	779	3.02%	1.00%	1.80%	11.31%	12.22%
Mutual Shares Securities Fund	232	9.660483	10.124999	2,309	2.21%	1.00%	2.00%	11.95%	13.10%
Templeton Foreign Securities Fund	117	8.897579	9.325463	1,081	2.90%	1.00%	2.00%	15.86%	17.04%
Templeton Global Bond Securities Fund	191	13.757783	14.280548	2,704	6.40%	1.00%	2.00%	12.75%	13.91%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	26	11.680685	12.002368	309	0.99%	1.40%	1.80%	11.82%	12.28%
Diversified Dividend Fund	23	10.641149	10.695708	242	1.96%	1.40%	1.70%	16.70%	17.06%
Global Health Care Fund	54	16.605430	17.138256	922	0.00%	1.40%	1.70%	18.83%	19.20%
Small Cap Equity Fund	167	11.503885	12.057138	1,929	0.00%	1.00%	2.00%	11.60%	12.75%
Van Kampen American Value Fund	176	11.305533	11.849188	3,085	0.74%	1.00%	2.00%	14.95%	16.13%
Van Kampen Comstock Fund	306	10.354500	10.532656	3,199	1.88%	1.00%	2.00%	16.84%	18.03%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	270	9.180511	9.622087	2,554	0.44%	1.00%	2.00%	25.28%	26.56%
Government Securities Fund	58	12.902582	13.316495	772	2.93%	1.40%	1.70%	0.47%	0.78%
International Growth Fund	152	9.336560	9.785515	1,462	1.42%	1.00%	2.00%	12.94%	14.10%
Mid Cap Core Equity Fund	110	10.095666	10.581155	1,357	0.00%	1.00%	2.00%	8.40%	9.51%
Utilities Fund	78	17.746415	18.221571	1,412	2.84%	1.40%	1.70%	1.58%	1.89%
Van Kampen Mid Cap Growth Fund *	298	9.738674	9.806383	2,920	0.00%	1.00%	2.00%	-2.61%	-1.94%
Janus Aspen Series - Service Shares:
Balanced Portfolio	357	11.876727	12.447606	5,214	2.54%	1.00%	2.00%	11.10%	12.24%
Enterprise Portfolio	89	10.727283	11.243275	1,342	0.00%	1.00%	2.00%	14.64%	15.81%
Janus Portfolio	253	10.089403	10.574551	2,904	0.49%	1.00%	2.00%	15.91%	17.10%
Overseas Portfolio	860	7.345957	7.699421	8,171	0.62%	1.00%	2.00%	10.91%	12.04%
Worldwide Portfolio	12	12.467899	12.868103	154	0.79%	1.40%	1.70%	17.81%	18.17%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	63	11.470177	12.021389	819	4.83%	1.00%	2.00%	7.24%	8.34%
Mid Cap Growth Portfolio	132	10.735404	11.251731	1,484	0.00%	1.00%	2.00%	6.51%	7.60%
U.S. Real Estate Portfolio	127	25.277822	26.366102	3,351	0.87%	1.40%	1.80%	13.74%	14.21%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	132	10.184262	10.553048	1,882	0.16%	1.00%	1.75%	10.62%	11.47%
Small-Cap Growth Portfolio	16	12.108206	12.496771	194	0.00%	1.40%	1.70%	6.96%	7.29%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	89	8.319724	8.620929	1,050	1.18%	1.00%	1.75%	10.13%	10.98%
Capital Appreciation Fund	374	9.150047	9.590078	3,750	0.43%	1.00%	2.00%	11.52%	12.66%
Global Securities Fund	179	10.226641	10.718496	2,647	1.87%	1.00%	2.00%	18.52%	19.74%
Main Street Fund	215	10.236045	10.728267	2,472	0.70%	1.00%	2.00%	14.27%	15.44%
Main Street Small & Mid Cap Fund	165	11.624179	12.183284	2,923	0.34%	1.00%	2.00%	15.31%	16.49%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	240	13.014305	13.639755	3,575	5.70%	1.00%	2.00%	12.03%	13.18%
Real Return Portfolio	560	12.749550	13.362164	8,230	1.09%	1.00%	2.00%	6.58%	7.67%
Total Return Portfolio	993	12.890967	13.510459	13,889	2.59%	1.00%	2.00%	7.40%	8.50%
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	52	13.948786	14.396366	748	0.00%	1.40%	1.70%	2.65%	2.96%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	11.111932	11.514129	280	2.32%	1.00%	1.75%	10.50%	11.35%
2025 ETF Fund	47	10.565421	10.947832	496	2.47%	1.00%	1.75%	10.75%	11.60%
2035 ETF Fund	24	10.032769	10.395968	234	1.85%	1.00%	1.75%	12.08%	12.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Year Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	70	$5.119180	$5.271400	$367	4.31%	1.00%	1.80%	-20.89%	-20.24%
American Century Variable Portfolios - Class I:
Vista Fund	124	7.490926	7.703089	1,221	0.00%	1.00%	1.75%	-9.50%	-8.81%
American Century Variable Portfolios - Class II:
Large Company Value Fund	103	8.303254	8.538394	929	1.55%	1.00%	1.75%	-0.91%	-0.16%
Mid Cap Value Fund	78	11.032405	11.344753	981	1.22%	1.00%	1.75%	-2.57%	-1.83%
Ultra Fund	16	9.972819	10.264104	166	0.00%	1.40%	1.80%	-0.95%	-0.55%
Calamos Advisors Trust:
Growth and Income Portfolio	185	10.062883	10.686877	1,924	1.60%	1.00%	1.80%	-3.64%	-2.85%
Davis Variable Account Fund, Inc.:
Value Portfolio	521	8.193223	8.436709	4,300	0.95%	1.00%	1.80%	-5.90%	-5.13%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	80	10.000566	10.297620	970	0.68%	1.00%	1.80%	-1.16%	-0.35%
Stock Index Fund, Inc.	1,054	9.011037	9.348467	12,123	1.59%	1.00%	2.00%	-0.41%	0.61%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27	12.421335	12.692241	348	0.00%	1.40%	1.70%	-9.35%	-9.07%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	21	9.739059	10.103800	202	0.35%	1.00%	2.00%	-1.80%	-0.80%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,337	0.941519	0.977671	3,279	0.01%	1.00%	2.00%	-2.08%	-1.02%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	52	14.193425	14.743969	762	1.53%	1.40%	1.80%	6.79%	7.22%
DWS Variable Series II - Class A:
Global Thematic VIP	5	7.066304	7.266484	36	0.66%	1.00%	1.75%	-15.88%	-15.24%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	3	9.996071	10.123811	30	0.41%	1.00%	1.75%	-7.97%	-7.27%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,134	9.470330	9.916077	10,976	1.07%	0.75%	2.00%	-2.87%	-1.63%
Ibbotson Conservative ETF Asset Allocation Portfolio	385	10.393304	10.687410	4,073	1.39%	1.00%	1.75%	1.34%	2.11%
Ibbotson Growth ETF Asset Allocation Portfolio	2,264	9.003059	9.257959	20,556	1.22%	1.00%	1.75%	-5.36%	-4.64%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	652	9.885883	10.255900	6,599	0.89%	1.00%	2.00%	-0.93%	0.08%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	18	14.894612	15.199827	278	0.74%	1.00%	1.75%	-5.44%	-4.72%
Franklin U.S. Government Fund	185	11.225140	11.629261	2,113	3.08%	1.00%	1.95%	3.62%	4.63%
Mutual Global Discovery Securities Fund	43	12.434418	12.706501	542	2.39%	1.00%	1.80%	-4.70%	-3.93%
Mutual Shares Securities Fund	179	8.629484	8.952592	1,584	2.52%	1.00%	2.00%	-3.02%	-2.03%
Templeton Foreign Securities Fund	71	7.748083	7.967486	560	1.96%	1.00%	1.75%	-12.20%	-11.53%
Templeton Global Bond Securities Fund	125	12.268213	12.536660	1,551	4.83%	1.00%	1.80%	-2.65%	-1.86%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	31	10.445717	10.689653	330	0.99%	1.40%	1.80%	-1.86%	-1.46%
Dividend Growth Fund (*)	20	9.118557	9.137312	182	0.00%	1.40%	1.70%	-8.81%	-8.63%
Global Health Care Fund	56	13.973590	14.377929	802	0.00%	1.40%	1.70%	2.19%	2.50%
Small Cap Equity Fund	141	10.385160	10.693710	1,438	0.00%	1.00%	1.80%	-2.51%	-1.72%
Van Kampen Comstock Fund (*)	276	8.862432	8.923392	2,458	0.00%	1.00%	2.00%	-11.38%	-10.77%
Van Kampen U.S. Mid Cap Value Portfolio	160	9.835346	10.203632	2,523	0.73%	1.00%	2.00%	-1.09%	-0.09%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	161	7.383254	7.602681	1,210	4.09%	1.00%	1.80%	-8.40%	-7.66%
Government Securities Fund	65	12.841949	13.213424	846	3.17%	1.40%	1.70%	5.81%	6.13%
International Growth Fund	119	8.266987	8.576550	1,007	0.86%	1.00%	2.00%	-8.85%	-7.92%
Mid Cap Core Equity Fund	90	9.313688	9.662443	1,062	0.09%	1.00%	2.00%	-8.37%	-7.44%
Utilities Fund	78	17.470576	17.883532	1,393	3.06%	1.40%	1.70%	14.18%	14.53%
Janus Aspen Series - Service Shares:
Balanced Portfolio	361	10.770796	11.090608	4,768	2.50%	1.00%	1.80%	-0.47%	0.34%
Enterprise Portfolio	69	9.357667	9.708206	952	0.00%	1.00%	2.00%	-3.62%	-2.63%
Janus Portfolio	181	8.704766	9.030733	1,883	0.42%	1.00%	2.00%	-7.43%	-6.48%
Overseas Portfolio	763	6.623595	6.871767	6,723	0.41%	1.00%	2.00%	-33.69%	-33.01%
Worldwide Portfolio	13	10.582833	10.889172	140	0.51%	1.40%	1.70%	-15.45%	-15.19%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	67	10.695756	11.095922	812	3.41%	1.00%	2.00%	3.54%	4.59%
Mid Cap Growth Portfolio	101	10.155422	10.457165	1,068	0.34%	1.00%	1.80%	-8.79%	-8.05%
U.S. Real Estate Portfolio	135	22.223968	23.086338	3,114	0.87%	1.40%	1.80%	4.02%	4.44%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	137	9.206529	9.467249	1,776	0.36%	1.00%	1.75%	-4.77%	-4.05%
Small-Cap Growth Portfolio	17	11.320089	11.647675	202	0.00%	1.40%	1.70%	-2.74%	-2.44%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	93	7.554273	7.768147	978	2.17%	1.00%	1.75%	-1.37%	-0.62%
Capital Appreciation Fund	309	8.204908	8.512192	2,796	0.10%	1.00%	2.00%	-3.34%	-2.36%
Global Securities Fund	151	8.693508	8.951832	2,005	1.03%	1.00%	1.80%	-10.17%	-9.44%
Main Street Fund	191	8.958107	9.293574	1,939	0.52%	1.00%	2.00%	-2.30%	-1.31%
Main Street Small & Mid Cap Fund	151	10.081174	10.458794	2,407	0.39%	1.00%	2.00%	-4.33%	-3.36%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	162	11.616474	12.051119	2,258	7.21%	1.00%	2.00%	1.30%	2.33%
Real Return Portfolio	556	11.962934	12.410444	7,659	2.09%	1.00%	2.00%	9.45%	10.57%
Total Return Portfolio	796	12.002816	12.451883	10,446	2.67%	1.00%	2.00%	1.54%	2.58%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	55	13.589094	13.982274	764	0.00%	1.40%	1.70%	-8.15%	-7.87%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	10.056222	10.340842	246	1.51%	1.00%	1.75%	-0.21%	0.55%
2025 ETF Fund	22	9.539855	9.809874	205	1.42%	1.00%	1.75%	-1.49%	-0.74%
2035 ETF Fund	20	8.951236	9.204655	169	1.15%	1.00%	1.75%	-3.40%	-2.66%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Year Ended December 31, 2010
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	59	$6.470723	$6.609293	$388	3.06%	1.00%	1.80%	2.42%	3.26%
American Century Variable Portfolios - Class I:
Vista Fund	134	8.277643	8.447685	1,459	0.00%	1.00%	1.75%	21.72%	22.65%
American Century Variable Portfolios - Class II:
Large Company Value Fund	78	8.379646	8.551779	731	1.40%	1.00%	1.75%	8.86%	9.69%
Mid Cap Value Fund	64	11.323945	11.556464	830	2.09%	1.00%	1.75%	16.90%	17.79%
Ultra Fund	17	10.162319	10.320486	180	0.30%	1.40%	1.65%	13.91%	14.20%
Calamos Advisors Trust:
Growth and Income Portfolio	170	10.779388	11.000721	1,813	1.97%	1.00%	1.75%	9.64%	10.48%
Davis Variable Account Fund, Inc.:
Value Portfolio	439	8.666676	8.893019	3,835	1.61%	1.00%	1.95%	10.57%	11.64%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	82	10.126186	10.334125	1,003	0.61%	1.00%	1.75%	12.54%	13.40%
Stock Index Fund, Inc.	1,081	9.047928	9.292102	12,924	1.57%	1.00%	2.00%	12.25%	13.39%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	34	13.617148	13.958169	475	0.00%	1.40%	1.80%	27.60%	28.11%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	22	9.917702	10.185373	211	0.64%	1.00%	2.00%	24.41%	25.68%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,644	0.962210	0.987722	3,657	0.02%	1.00%	1.95%	-1.99%	-1.00%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	52	13.291456	13.751185	718	1.87%	1.40%	1.80%	12.98%	13.43%
DWS Variable Series II - Class A:
Global Thematic VIP	4	8.400455	8.573022	34	0.65%	1.00%	1.75%	11.67%	12.52%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP (*)	1	10.861584	10.917154	8	0.00%	1.00%	1.75%	8.62%	9.17%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	993	9.784589	10.080308	9,832	0.74%	0.75%	1.85%	9.57%	10.79%
Ibbotson Conservative ETF Asset Allocation Portfolio	301	10.255725	10.466234	3,121	1.30%	1.00%	1.75%	4.52%	5.32%
Ibbotson Growth ETF Asset Allocation Portfolio	2,013	9.513007	9.708368	19,242	0.72%	1.00%	1.75%	11.87%	12.72%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	585	10.041865	10.248024	5,939	0.53%	1.00%	1.75%	6.97%	7.79%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	8	15.751718	15.952883	130	0.89%	1.00%	1.75%	25.98%	26.94%
Franklin U.S. Government Fund	131	10.832468	11.115070	1,442	3.20%	1.00%	1.95%	3.23%	4.23%
Mutual Global Discovery Securities Fund	23	13.059139	13.226029	299	1.58%	1.00%	1.75%	10.00%	10.84%
Mutual Shares Securities Fund	107	8.897999	9.138067	967	1.44%	1.00%	2.00%	8.97%	10.08%
Templeton Foreign Securities Fund	66	8.936391	9.005516	600	1.63%	1.00%	1.80%	6.46%	7.32%
Templeton Global Bond Securities Fund	45	12.602330	12.774265	572	0.95%	1.00%	1.80%	12.39%	13.30%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	10.643531	10.848006	395	0.96%	1.40%	1.80%	7.59%	8.02%
Global Health Care Fund	58	13.674634	14.027646	815	0.00%	1.40%	1.70%	3.50%	3.82%
Small Cap Equity Fund	101	10.652494	10.880488	1,046	0.00%	1.00%	1.80%	26.23%	27.25%
Van Kampen U.S. Mid Cap Value Portfolio	150	9.944060	10.212394	2,489	0.93%	1.00%	2.00%	19.80%	21.02%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	128	8.060636	8.233218	1,045	5.43%	1.00%	1.80%	15.13%	16.07%
Government Securities Fund	84	12.137272	12.450523	1,041	4.39%	1.40%	1.70%	3.32%	3.63%
International Growth Fund	60	9.069558	9.314225	554	1.83%	1.00%	2.00%	10.36%	11.48%
Mid Cap Core Equity Fund	62	10.164508	10.438767	871	0.33%	1.00%	2.00%	11.50%	12.64%
Utilities Fund	80	15.300605	15.614793	1,241	3.22%	1.40%	1.70%	4.21%	4.52%
Janus Aspen Series - Service Shares:
Balanced Portfolio	302	15.720479	11.052679	4,206	2.61%	1.00%	1.80%	6.17%	7.04%
Enterprise Portfolio	61	9.708680	9.970796	888	0.00%	1.00%	2.00%	23.01%	24.27%
Janus Portfolio	172	9.402980	9.656721	2,151	0.37%	1.00%	2.00%	11.97%	13.12%
Overseas Portfolio	619	9.989001	10.258563	8,742	0.55%	1.00%	2.00%	22.52%	23.77%
Worldwide Portfolio	13	12.516371	12.839573	165	0.47%	1.40%	1.70%	13.56%	13.90%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	84	10.330062	10.608601	982	5.85%	1.00%	2.00%	5.00%	6.07%
Mid Cap Growth Portfolio	81	11.797164	11.372385	933	0.00%	1.00%	1.80%	29.94%	30.99%
U.S. Real Estate Portfolio	151	21.365561	22.104864	3,323	2.16%	1.40%	1.80%	27.63%	28.15%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	141	9.667942	9.866519	1,998	0.32%	1.00%	1.75%	16.86%	17.75%
Small-Cap Growth Portfolio	20	11.638908	11.939400	239	0.00%	1.40%	1.70%	17.58%	17.94%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	105	11.052216	7.816423	1,127	1.12%	1.00%	1.80%	10.65%	11.55%
Capital Appreciation Fund	256	8.488664	8.717787	2,471	0.00%	1.00%	2.00%	6.96%	8.05%
Global Securities Fund	120	18.821424	9.884958	1,858	1.10%	1.00%	1.80%	13.62%	14.55%
Main Street Fund	132	9.169411	9.416867	1,372	0.75%	1.00%	2.00%	13.51%	14.67%
Main Street Small Cap Fund	141	10.537658	10.822114	2,378	0.38%	1.00%	2.00%	20.60%	21.82%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	89	11.467345	11.776522	1,319	7.42%	1.00%	2.00%	12.22%	13.36%
Real Return Portfolio	442	10.939102	11.224463	5,865	1.44%	1.00%	1.95%	6.00%	7.03%
Total Return Portfolio	721	11.820199	12.138890	9,432	2.59%	1.00%	2.00%	5.96%	7.04%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	58	14.794413	15.176287	872	0.00%	1.40%	1.70%	9.32%	9.65%
Wilshire Variable Insurance Trust:
2015 ETF Fund	26	10.077834	10.284702	253	0.71%	1.00%	1.75%	9.58%	10.42%
2025 ETF Fund	14	9.683884	9.882687	132	0.74%	1.00%	1.75%	9.94%	10.78%
2035 ETF Fund	16	9.266038	9.456316	142	0.61%	1.00%	1.75%	10.68%	11.53%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

40

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009				Year Ended December 31, 2009
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Rage (2)		Total Return Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	$9.893130	$10.042331	$366	1.96%	1.40%	1.80%	25.99%	26.50%
Global Health Care Fund	60	13.112901	13.511580	814	0.33%	1.40%	1.80%	25.38%	25.89%
Small Cap Equity Fund	87	7.797068	8.550168	707	0.21%	1.00%	1.80%	19.10%	20.07%
AIM Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	65	6.979837	7.093527	460	0.00%	1.00%	1.95%	28.54%	29.79%
Government Securities Fund	104	11.747773	12.014345	1,233	3.98%	1.40%	1.70%	-1.96%	-1.66%
International Growth Fund	41	8.218273	8.354808	337	2.28%	1.00%	2.00%	33.03%**	33.56%
Mid Cap Core Equity Fund	52	9.115804	9.267259	675	1.18%	1.00%	2.00%	24.74%**	28.56%
Utilities Fund	83	14.682867	14.938860	1,242	4.33%	1.40%	1.70%	12.66%	13.00%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	37	6.319785	6.400844	234	1.71%	1.00%	1.75%	32.01%	33.02%
American Century Variable Portfolios - Class I:
Vista Fund	110	9.840471	6.887900	1,006	0.00%	1.00%	1.80%	20.27%	21.25%
American Century Variable Portfolios - Class II:
Large Company Value Fund	60	7.697617	7.796256	527	4.45%	1.00%	1.75%	17.81%	18.71%
Mid Cap Value Fund	48	9.687193	9.811271	540	3.22%	1.00%	1.75%	27.53%	28.50%
Ultra Fund	16	8.921347	9.037277	141	0.16%	1.40%	1.65%	32.30%	32.64%
Calamos Advisors Trust:
Growth and Income Portfolio	144	9.831745	9.957634	1,389	2.53%	1.00%	1.75%	36.98%	38.03%
Davis Variable Account Fund, Inc.:
Value Portfolio	275	7.838409	7.966007	2,159	1.28%	1.00%	1.95%	28.60%	29.84%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	54	8.997699	9.112949	621	0.59%	1.00%	1.75%	31.11%	32.11%
Stock Index Fund, Inc.	906	8.060648	8.194625	10,130	1.66%	1.00%	2.00%	27.61%**	24.78%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	31	10.727576	10.895130	337	0.46%	1.40%	1.70%	54.99%	55.46%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	9	8.001784	8.104363	70	0.63%	1.00%	1.75%	32.96%	33.97%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,217	0.981785	0.997746	2,284	0.13%	1.00%	1.95%	-1.84%	-0.88%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	51	11.764922	12.122559	620	2.14%	1.40%	1.80%	20.03%	20.52%
DWS Variable Series II - Class A:
Global Thematic VIP	2	7.522745	7.619166	17	0.88%	1.00%	1.75%	41.31%	42.39%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	797	8.930171	9.098203	7,163	0.97%	0.75%	1.85%	17.31%	18.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	258	9.812406	9.937960	2,553	0.85%	1.00%	1.75%	6.37%	7.19%
Ibbotson Growth ETF Asset Allocation Portfolio	1,693	8.503536	8.612471	14,406	1.02%	1.00%	1.75%	22.47%	23.40%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	494	9.387505	9.507678	4,670	1.04%	1.00%	1.75%	11.31%	12.16%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund (*)	2	12.503298	12.567145	19	0.10%	1.00%	1.75%	25.03%**	25.67%**
Franklin U.S. Government Fund	74	10.493454	10.663899	781	3.25%	1.00%	1.95%	1.09%	2.06%
Mutual Global Discovery Securities Fund (*)	7	11.871802	11.932491	85	0.45%	1.00%	1.75%	18.72%**	19.32%**
Mutual Shares Securities Fund	91	8.165325	8.300977	746	1.61%	1.00%	2.00%	24.46%**	24.79%
Templeton Foreign Securities Fund	46	8.284897	8.391002	387	2.37%	1.00%	1.75%	34.65%	35.67%
Templeton Global Bond Securities Fund (*)	10	11.216863	11.274241	112	0.35%	1.00%	1.75%	12.17%**	12.74%**
Janus Aspen Series - Service Shares:
Balanced Portfolio	244	14.806427	10.325953	3,350	2.83%	1.00%	1.80%	23.32%	24.33%
Enterprise Portfolio	62	7.892488	8.023770	757	0.00%	1.00%	2.00%	29.78%**	43.00%
Janus Portfolio	175	8.397398	8.536954	1,959	0.33%	1.00%	2.00%	28.57%**	34.65%
Overseas Portfolio	473	8.152962	8.288537	5,673	0.41%	1.00%	2.00%	44.23%**	77.28%
Worldwide Portfolio	14	11.021983	11.272269	153	1.22%	1.40%	1.70%	35.07%	35.48%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	147	13.422253	8.379171	1,846	1.19%	1.00%	1.80%	27.17%	28.21%
Small-Cap Growth Portfolio	19	9.898718	10.123469	193	0.00%	1.40%	1.70%	20.67%	21.04%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	99	9.988388	7.007018	953	0.00%	1.00%	1.80%	19.41%	20.38%
Capital Appreciation Fund	181	7.936138	8.068067	1,688	0.00%	1.00%	2.00%	29.75%**	42.71%
Global Securities Fund	98	16.564900	8.629610	1,424	1.72%	1.00%	1.80%	36.85%	37.96%
Main Street Fund	96	9.377848	8.212236	899	1.45%	1.00%	1.80%	25.69%	26.72%
Main Street Small Cap Fund	125	8.738019	8.883329	1,785	0.56%	1.00%	2.00%	25.34%**	35.51%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	78	10.218999	10.388554	1,113	9.46%	1.00%	2.00%	29.88%**	39.03%
Real Return Portfolio	380	10.319650	10.487255	4,913	3.00%	1.00%	1.95%	16.09%	17.21%
Total Return Portfolio	457	11.155822	11.340888	5,827	5.02%	1.00%	2.00%	8.19%**	12.93%
Rydex Variable Trust:
All-Cap Opportunity Fund	56	13.533244	13.840415	771	0.09%	1.40%	1.70%	25.13%	25.51%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	83	9.837953	10.001181	930	9.09%	1.00%	2.00%	6.45%**	8.55%
Mid Cap Growth Portfolio	35	9.079173	8.681640	307	0.00%	1.00%	1.80%	54.82%	56.08%
U.S. Mid Cap Value Portfolio	125	16.392156	8.438627	1,863	1.12%	1.00%	1.80%	36.70%	37.81%
U.S. Real Estate Portfolio	157	16.740693	17.249879	2,711	2.72%	1.40%	1.80%	26.04%	26.56%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	9.196467	9.314180	221	3.96%	1.00%	1.75%	18.26%	19.16%
2025 ETF Fund	9	8.808543	8.921314	76	2.44%	1.00%	1.75%	18.35%	19.26%
2035 ETF Fund	13	8.371790	8.479013	103	1.26%	1.00%	1.75%	18.77%	19.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.
(**)	Return data from May 1, 2009 (commencement of operations) to December 31, 2009.

41

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2013, 2012 and 2011

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2013, 2012 and 2011

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2013 and 2012, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 25, 2014

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
	2013	2012
ASSETS
Invested assets:
Fixed maturities - available for sale - at fair value (amortized cost - $2,093,757 and $1,990,290)	$2,187,827	$2,179,584
Equity securities - at fair value
Common stocks (cost - $6,105 and $542)	6,007	640
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,060	1,060
Policy loans	60,041	60,210
Cash and cash equivalents	24,927	26,611

Total cash and investments	2,279,862	2,268,105
Accrued investment income	22,597	22,239
Unamortized insurance acquisition costs, net	109,057	67,261
Other assets	23,658	16,629
Variable annuity assets (separate accounts)	664,531	579,688

Total assets	$3,099,705	$2,953,922

LIABILITIES
Annuity benefits accumulated	$2,086,129	$2,015,833
Current federal income tax payable to affiliate	2,758	1,521
Deferred federal income tax liability	42,259	54,949
Other liabilities	11,077	10,092
Variable annuity liabilities (separate accounts)	664,531	579,688

Total liabilities	2,806,754	2,662,083
STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	81,877	51,179
Accumulated other comprehensive income, net of tax	31,665	61,251

Total stockholder’s equity	292,951	291,839

Total liabilities and stockholder’s equity	$3,099,705	$2,953,922

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
	2013	2012	2011
Revenues:
Net investment income	$113,690	$113,206	$109,719
Realized gains (losses) on securities (*)	3,108	10,648	(1,050)
Annuity policy charges	14,768	15,065	15,714
Other income	1,443	1,301	1,250

Total revenues	133,009	140,220	125,633
Cost and expenses:
Annuity benefits	47,976	52,733	67,851
Insurance acquisition expenses, net	22,865	35,611	30,841
Other operating and general expenses	16,634	18,131	16,705

Total costs and expenses	87,475	106,475	115,397

Operating earnings before income taxes	45,534	33,745	10,236
Provision for income tax expense	14,836	10,962	2,833

Net earnings	$30,698	$22,783	$7,403

(*) Consists of the following:
Realized gains before impairments	$3,231	$11,003	$2,090
Losses on securities with impairment	(115)	(403)	(1,225)
Non-credit portion of impairment recognized in other comprehensive (loss) income	(8)	48	(1,915)

Impairment charges recognized in earnings	(123)	(355)	(3,140)

Total realized gains (losses) on securities	$3,108	$10,648	$(1,050)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
	2013	2012	2011
Comprehensive Income:
Net earnings	$30,698	$22,783	$7,403
Change in net unrealized (losses) gains during the year, net of tax	(29,586)	20,059	8,675

Comprehensive income	$1,112	$42,842	$16,078

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
	2013	2012	2011
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$51,179	$28,396	$20,993
Net earnings	30,698	22,783	7,403

Balance at end of year	$81,877	$51,179	$28,396

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$61,251	$41,192	$32,517
Change in net unrealized (losses) gains on securities, net of tax	(29,586)	20,059	8,675

Balance at end of year	$31,665	$61,251	$41,192

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
	2013	2012	2011
Operating Activities:
Net earnings	$30,698	$22,783	$7,403
Adjustments:
Benefits to annuity policyholders	47,976	52,733	67,851
Amortization of insurance acquisition costs	18,236	30,729	26,754
Depreciation and amortization	(5,776)	(6,005)	(7,049)
Realized (gains) losses on investments, net	(3,108)	(10,648)	1,050
Change in:
Insurance acquisition costs, net	(11,558)	(13,068)	(15,986)
Accrued investment income	(358)	(593)	(1,199)
Payable to affiliates, net	4,477	(2,428)	(4,473)
Other liabilities	4,526	1,661	2,314
Other assets	4,838	(78)	100
Other, net	(264)	(47)	(323)

Net cash provided by operating activities	89,687	75,039	76,442
Investing Activities:
Purchases of:
Fixed maturities	(410,728)	(320,827)	(316,926)
Equity securities	(5,855)	(498)	—
Proceeds from:
Maturities and redemptions of fixed maturities	291,243	158,388	122,775
Sales of fixed maturities	20,342	34,998	56,621
Sales of equity maturities	555	10,971	3,000
Decrease (increase) in policy loans, net	169	(340)	(754)

Net cash used in investing activities	(104,274)	(117,308)	(135,284)
Financing Activities:
Annuity receipts	232,682	267,760	301,121
Annuity surrenders, benefits and withdrawals	(251,703)	(258,743)	(273,276)
Net transfers from variable annuity assets	31,924	36,058	39,253

Net cash provided by financing activities	12,903	45,075	67,098

Net (decrease) increase in cash and cash equivalents	(1,684)	2,806	8,256
Beginning cash and cash equivalents	26,611	23,805	15,549

Ending cash and cash equivalents	$24,927	$26,611	$23,805

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.

B. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

FAIR VALUE MEASUREMENTS

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2013 or 2012.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC and certain other balance sheet amounts related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

2013	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$3,515	$7,726	$—	$11,241
States, municipalities and political subdivisions	—	307,920	—	307,920
Asset backed securities		150,175	4,868	155,043
Residential MBS	—	283,338	25,677	309,015
Commercial MBS	—	290,884	1,580	292,464
Corporate and other	—	1,101,740	10,404	1,112,144
Equity securities:
Common stocks	6,007	—	—	6,007
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	664,531	—	664,531
Other assets	—	12,681	3,374	16,055

Total assets accounted for at fair value	$9,522	$2,820,055	$45,903	$2,875,480

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$41,798	$41,798

	$—	$—	$41,798	$41,798

2012	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$5,611	$6,657	$—	$12,268
States, municipalities and political subdivisions	—	249,639	—	249,639
Asset backed securities	—	92,872	9,223	102,095
Residential MBS	—	312,225	26,699	338,924
Commercial MBS	—	315,205	1,198	316,403
Corporate and other	—	1,148,527	11,728	1,160,255
Equity securities:
Common stocks	640	—	—	640
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	579,688	—	579,688
Other assets	—	8,812	4,467	13,279

Total assets accounted for at fair value	$6,251	$2,714,685	$53,315	$2,774,251

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$38,733	$38,733

	$—	$—	$38,733	$38,733

(a)	Separate account liabilities equal the fair value for separate account assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

During 2013, there were no transfers between Level 1 and Level 2. During 2012, one preferred stock with a fair value of approximately $1.0 million was transferred from Level 2 to Level 1. Less than 2% of the December 31, 2013 total assets accounted for at fair value were Level 3 assets. Approximately 59% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent less than 2% of the total assets measured at fair value.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $41.8 million at December 31, 2013. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.50% - 1.75% over the risk free rate
Risk margin for uncertanty in cash flows	0.3% reduction in the discount rate
Surrenders	4% - 16% of indexed account value
Partial surrenders	2% - 6% of indexed account value
Annuitizations	1% - 2% of indexed account value
Deaths	1.5% - 2.5% of indexed account value
Budgeted option costs	2.5% - 4% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed indexed annuity products with an expected range of 6% to 12% in the majority of future calendar years (4% - 16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2013, 2012, and 2011 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2012	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2013
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$—	$—	$—	$—	$—	$—	$—
Residential MBS	26,699	409	727	685	(5,891)	8,801	(5,753)	25,677
Commercial MBS	1,198	(61)	(32)	—	—	475	—	1,580
Asset backed securities	9,223	51	(127)	—	(221)	800	(4,858)	4,868
Corporate and other	11,728	(1)	(978)	—	(345)	—	—	10,404
Other assets	4,467	122	—	4,182	(5,397)	—	—	3,374
Embedded derivatives	38,733	2,020	—	3,987	(2,942)	—	—	41,798

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2011	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2012
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Asset backed securities	6,713	90	573	—	(176)	2,023	—	9,223
Corporate and other	22,575	3	1,038	980	(1,767)	—	(11,101)	11,728
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2010	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2011
Fixed maturities available for sale:
Residential MBS	$39,081	$331	$(1,039)	$1,959	$(4,711)	$4,090	$(4,773)	$34,938
Commercial MBS	—	(9)	(45)	1,163	—	—	—	1,109
Corporate and other	19,023	85	571	6,855	(968)	10,091	(6,369)	29,288
Other assets	—	—	—	3,650	—	—	—	3,650
Embedded derivatives	21,527	11,730	—	4,278	(1,674)	—	—	35,861

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands).

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2013
Financial assets:
Policy loans	$60,041	$60,041	$—	$—	$60,041
Cash and cash equivalents	24,927	24,927	24,927	—	—

Total financial assets not accounted for at fair value	$84,968	$84,968	$24,927	$—	$60,041

Financial liabilities:
Annuity benefits accumulated*	$2,035,858	$1,949,827	$—	$—	$1,949,827

Total financial liabilities not accounted for at fair value	$2,035,858	$1,949,827	$—	$—	$1,949,827

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2012
Financial assets:
Policy loans	$60,210	$60,210	$—	$—	$60,210
Cash and cash equivalents	26,611	26,611	26,611	—	—

Total financial assets not accounted for at fair value	$86,821	$86,821	$26,611	$—	$60,210

Financial liabilities:
Annuity benefits accumulated*	$1,968,692	$2,004,648	$—	$—	$2,004,648

Total financial liabilities not accounted for at fair value	$1,968,692	$2,004,648	$—	$—	$2,004,648

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2013
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,510	$11,241	$731	$—
States, municipalities and political subdivisions	313,059	307,920	8,596	(13,735)
Residential MBS	282,059	309,013	28,958	(2,004)
Commercial MBS	270,947	292,464	22,002	(485)
Asset-Backed securities	154,262	155,045	2,184	(1,401)
Corporate and other	1,062,920	1,112,144	58,554	(9,330)

Total fixed maturities	$2,093,757	$2,187,827	$121,025	$(26,955)

Common stocks	$6,105	$6,007	$290	$(388)

Perpetual preferred stocks	$1,000	$1,060	$60	$—

	2012
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,994	$12,268	$1,274	$—
States, municipalities and political subdivisions	228,579	249,639	21,536	(476)
Residential MBS	318,808	338,842	24,853	(4,819)
Commercial MBS	278,383	316,403	38,038	(18)
Asset-Backed securities	97,728	102,042	4,499	(185)
Corporate and other	1,055,798	1,160,390	104,944	(352)

Total fixed maturities	$1,990,290	$2,179,584	$195,144	$(5,850)

Common stocks	$542	$640	$98	$—

Perpetual preferred stocks	$1,000	$1,060	$60	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative charges taken for residential MBS still owned at December 31, 2013 and 2012, respectively, were $23.6 million and $23.8 million.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012.

	2013
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	9,679	136,700	93%	4,056	29,726	88%
Residential MBS	505	25,418	98%	1,499	20,579	93%
Commercial MBS	485	13,246	96%	—	—	—%
Asset-backed securities	1,218	80,220	99%	183	4,909	96%
Corporate and other	8,735	231,207	96%	595	8,517	93%

Total fixed maturities	$20,622	$486,791	96%	$6,333	$63,731	91%

Common stocks	$388	$2,942	88%	$—	$—	—%

	2012
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	476	31,111	98%	—	—	—%
Residential MBS	637	5,572	90%	4,182	38,941	90%
Commercial MBS	18	1,982	99%	—	—	—%
Asset-backed securities	10	10,402	100%	175	2,965	—%
Corporate and other	126	14,023	99%	226	5,258	96%

Total fixed maturities	$1,267	$63,090	98%	$4,583	$47,164	91%

At December 31, 2013, the gross unrealized losses on fixed maturities of $27 million relate to approximately 430 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 93% of the gross unrealized loss and 94% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

At December 31, 2013, gross unrealized losses on AILIC’s residential MBS represented 7% of the total gross unrealized loss on fixed maturity securities and 24% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (65 securities), approximately 11% of the unrealized losses and 23% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2013, AILIC recorded in earnings $0.01 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2013.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2013	2012	2011
Balance at January 1	$22.1	$21.6	$16.5
Additional credit impairments on:
Previously impaired securities	—	0.4	5.4
Securities without prior impairments	—	0.2	0.7
Reductions - disposals	—	(0.1)	(1.0)

Balance at December 31	$22.1	$22.1	$21.6

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2013 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$112,272	$113,704	5%
After one year through five years	289,755	315,875	14%
After five years through ten years	765,410	792,779	36%
After ten years	219,052	208,947	10%

Subtotal	1,386,489	1,431,305	65%
MBS (average life of approximately 4 years)	553,006	601,477	28%
ABS (average life of approximately 5 1/2 years)	154,262	155,045	7%

Total	$2,093,757	$2,187,827	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2013, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2013 or 2012.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AILIC’s Balance Sheet.

	2013
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$94,070	$(32,925)	$61,145
Equity securities	(38)	13	(25)
Deferred policy acquisition costs	(44,244)	15,486	(28,758)
Annuity benefits accumulated	(1,074)	377	(697)

	$48,714	$(17,049)	$31,665

	2012
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$189,294	$(66,253)	$123,041
Equity securities	158	(55)	103
Deferred policy acquisition costs	(93,926)	32,874	(61,052)
Annuity benefits accumulated	(1,294)	453	(841)

	$94,232	$(32,981)	$61,251

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total
2013
Realized before impairments	$2,766	$260	$205	$(1,131)	$2,100
Realized - impairments	(180)	—	57	43	(80)
Change in unrealized	(95,223)	(195)	49,900	15,932	(29,586)
2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059
2011
Realized before impairments	$3,862	$—	$(1,772)	$(732)	$1,358
Realized - impairments	(6,181)	—	3,041	1,099	(2,041)
Change in unrealized	30,785	(1,815)	(15,623)	(4,672)	8,675

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2013	2012	2011
Fixed maturities:
Gross gains	$3,077	$3,874	$4,479
Gross losses	(311)	(406)	(617)
Equity securities:
Gross gains	260	7,934	—
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2013	2012	2011
Fixed maturities	$109,451	$109,149	$106,361
Equity securities	445	94	280
Short-term investments	5	8	7
Policy loans	4,113	4,123	4,028
Other	261	354	75

Gross investment income	114,275	113,728	110,751
Investment expenses	(585)	(522)	(1,032)

Net investment income	$113,690	$113,206	$109,719

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2013, $0.4 million in 2012 and $0.9 million in 2011.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E. DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2013		December 31, 2012
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$41,798	$—	$38,733
Equity index call options	Other assets	12,681	—	8,812	—

		$12,681	$41,798	$8,812	$38,733

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2013, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2013, 2012 and 2011 (in thousands):

	Statement of
Derivative	Earnings Line	2013	2012	2011
Indexed annuities (embedded derivatives)	Annuity benefits	$(2,020)	$99	$(11,730)
Equity index call options	Annuity benefits	11,196	5,709	(834)

		$9,176	$5,808	$(12,564)

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F. UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred	Sales
	Costs	Inducements	Unrealized	Total
Balance at December 31, 2010	$160,426	$28,395	$(44,413)	$144,408
Additions	15,986	4,389	—	20,375
Amortization:
Periodic amortization	(26,754)	(2,490)	—	(29,244)
Included in realized gains	1,109	158	—	1,267
Change in unrealized	—	—	(15,635)	(15,635)

Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171
Additions	13,068	3,473	—	16,541
Amortization:
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261
Additions	11,557	2,397	—	13,954
Amortization:
Periodic amortization	(18,236)	(3,864)	—	(22,100)
Included in realized gains	260	—	—	260
Change in unrealized	—	—	49,682	49,682

Balance at December 31, 2013	$126,630	$26,671	$(44,244)	$109,057

G. STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

			Capital and
Net Income			Surplus
2013	2012	2011	2013	2012
$23,218	$29,500	$20,575	$203,243	$178,505

The maximum amount of dividends that can be paid to stockholders in 2014 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2014 without prior approval is $23.2 million, based on net income. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2013, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2013 or 2012.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G. STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains/(losses) on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

	2013
	Pretax	Tax	Net
Unrealized holding losses on securities arising during the period	$(42,410)	$14,844	$(27,566)
Realized gains on securities included in earnings	(3,108)	1,088	(2,020)

Change in net unrealized losses on available for sale securities	$(45,518)	$15,932	$(29,586)

	2012
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$41,506	$(14,526)	$26,980
Realized gains on securities included in earnings	(10,648)	3,727	(6,921)

Change in net unrealized gains on available for sale securities	$30,858	$(10,799)	$20,059

	2011
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$12,297	$(4,304)	$7,993
Realized losses on securities included in earnings	1,050	(368)	682

Change in net unrealized gains on available for sale securities	$13,347	$(4,672)	$8,675

H. FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (in thousands):

	2013	2012	2011
Earnings before income taxes	$45,534	$33,745	$10,236

Income taxes at statutory rate	$15,937	$11,811	$3,583
Effect of:
Dividends received deduction	(906)	(880)	(822)
IRS Settlement	(208)	—	—
Other	13	31	72

Provision for income taxes as shown on the Statement of Earnings	$14,836	$10,962	$2,833

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES (CONTINUED)

The total provision for income tax expense consists of (in thousands):

	2013	2012	2011
Federal taxes:
Current	$11,595	$11,816	$8,200
Deferred	3,241	(854)	(5,367)

Provision for income tax expense	$14,836	$10,962	$2,833

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2013	2012
Deferred tax assets:
Policyholder liabilities	$29,556	$34,955
Investment securities	1,587	1,750
Other, net	524	495
Total deferred tax assets	31,667	37,200
Deferred tax liabilities:
Unamortized insurance acquisition costs	(52,985)	(55,654)
Unrealized gains	(17,050)	(32,981)
Investment securities	(3,891)	(3,514)

Total deferred tax liabilities	(73,926)	(92,149)

Deferred federal income tax liability	$(42,259)	$(54,949)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC (decreased) /increased its liability for uncertain tax positions by ($0.2) million in 2013, $0.3 million in 2012 and ($0.5) million in 2011, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, any adjustments to this liability will result in offsetting adjustments in AILIC’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2013	2012	2011
Balance at January 1	$1,749	$1,406	$1,907
Additions/(reductions) for tax positions of current year	(162)	343	(501)

Balance at December 31	$1,587	$1,749	$1,406

As of December 31, 2013, AILIC’s 2008 through 2013 tax years remain subject to examination by the Internal Revenue Service. Cash payments for income taxes, net of refunds, were $10.4 million, $13.4 million and $7.3 million in 2013, 2012 and 2011, respectively.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I. ADDITIONAL INFORMATION

At December 31, 2013, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $26.1 million, compared to $39.6 million at December 31, 2012. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2013 and December 31, 2012. Death benefits paid in excess of the variable annuity account balances were $0.2 million, $0.5 million and $0.7 million for 2013, 2012 and 2011, respectively. The weighted average age of these policyholders was 54 years old at December 31, 2013.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2013, AILIC paid no commissions to GAA. In 2012 and 2011, AILIC paid $16 thousand and $6 thousand, respectively, in commissions to GAA. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., another independent broker dealer, which resulted in a substantial decrease in paid commissions for 2012 and 2011.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2013, 2012 and 2011, AILIC paid $16.0 million, $18.5 million and $16.6 million, respectively, for services to affiliates.

AILIC expensed approximately $0.4 million in 2013, 2012 and 2011 for its retirement and employee savings plans.

25

PART C

Other Information

Note:	This Part C contains information related to ContributorPlus individual variable annuity contract (File No. 333-148459) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814807NW). 10/

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505NW). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(5)	Applications

(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

1

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds: Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)	AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule
22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AllianceBernstein Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(j)	AllianceBernstein: Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

2

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement. 13/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 15/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 15/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 15/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS

3

Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/

(x)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13/

(y)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust): Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(ii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 16/

(aa)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 16/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

4

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(i)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 15/

(pp)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(qq)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(ss)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(tt)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

(uu)	Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(vv)	Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(ww)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(xx)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(yy)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

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(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2013. FW

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017
4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095
5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095
6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299
7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148459 (ContributorPlus), 1940 Act File No. 811-21095
11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095
12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
13/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
14/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 20, 2011. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
15/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
16/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.
FW/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer

Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer

Mark F. Muething	Director and Executive Vice President & Secretary

Michael J. Prager	Director

Jeffrey G. Hester	Director

John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer

Adrienne Kessling	Senior Vice President-Operations

Michael H. Haney	Vice President

Rebecca Schriml	Vice President

Brian Sponaugle	Vice President

Richard L.Sutton	Assistant Vice President & Appointed Actuary

Eugene M. Breen	Appointed Actuary

H. Kim Baird	Assistant Treasurer

William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 28, 2014, there were 169 Individual Contract Owners of which 163 were qualified and 6 were non-qualified.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 23, 2014.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)

By: /s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By: /s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 23, 2014

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 23, 2014

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 23, 2014

/s/ Michael J. Prager	Director
Michael J. Prager*	April 23, 2014

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 23, 2014

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 23, 2014

9

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2013.

10